GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 97.2%
Australia – 0.0%
2,920 Yancoal Australia Ltd.
(Energy)
(a)
$ 9,347
Brazil – 4.6%
57,341 Ambev SA (Consumer Staples) 159,156
7,397 Atacadao SA (Consumer
Staples) 17,007
73,361 B3 SA – Brasil Bolsa Balcao
(Financials) 197,821
19,288 Banco Bradesco SA (Financials) 55,843
19,425 Banco BTG Pactual SA
(Financials) 139,969
11,175 Banco do Brasil SA (Financials) 122,959
4,936 Banco Santander Brasil SA
(Financials) 31,024
8,924 BB Seguridade Participacoes
SA (Financials) 56,632
7,132 Caixa Seguridade Participacoes
SA (Financials) 16,528
13,195 CCR SA (Industrials) 36,223
15,344 Centrais Eletricas Brasileiras
SA (Utilities) 127,113
4,526 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 61,995
3,860 Cia Energetica de Minas Gerais
(Utilities) 12,162
9,732 Cia Paranaense de Energia
(Utilities) 17,344
8,297 Cia Siderurgica Nacional SA
(Materials) 27,622
15,438 Cosan SA (Energy) 55,558
2,597 CPFL Energia SA (Utilities) 19,508
5,839 CSN Mineracao SA (Materials) 8,476
3,955 Energisa SA (Utilities) 42,322
7,940 Eneva SA (Utilities)* 20,428
2,419 Engie Brasil Energia SA
(Utilities) 21,334
12,965 Equatorial Energia SA
(Utilities) 89,531
62,993 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
55,812
5,245 Hypera SA (Health Care) 35,922
6,194 Itau Unibanco Holding SA
(Financials) 33,606
11,261 Klabin SA (Materials) 51,530
11,088 Localiza Rent a Car SA
(Industrials) 134,974
12,608 Lojas Renner SA (Consumer
Discretionary) 41,846
39,750 Magazine Luiza SA (Consumer
Discretionary)* 16,280
3,766 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 20,761
11,222 Natura & Co. Holding SA
(Consumer Staples)* 37,518
2,697 Neoenergia SA (Utilities) 10,592
29,920 NU Holdings Ltd., Class A
(Financials)* 243,549
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
2,779 Pagseguro Digital Ltd., Class A
(Financials)* $ 28,012
48,147 Petroleo Brasileiro SA (Energy) 368,015
2,604 Porto Seguro SA (Financials) 14,783
9,372 PRIO SA (Energy)* 87,274
16,642 Raia Drogasil SA (Consumer
Staples) 94,745
12,828 Rede D’Or Sao Luiz SA (Health
Care)
(a)
69,182
16,156 Rumo SA (Industrials) 75,011
17,586 Sendas Distribuidora SA
(Consumer Staples) 46,102
3,181 StoneCo Ltd., Class A
(Financials)* 49,624
9,156 Suzano SA (Materials) 99,835
5,380 Telefonica Brasil SA
(Communication Services) 57,549
10,404 TIM SA (Communication
Services) 36,366
6,905 TOTVS SA (Information
Technology) 46,633
9,691 Ultrapar Participacoes SA
(Energy) 49,612
51,055 Vale SA (Materials) 764,440
14,938 Vibra Energia SA (Consumer
Discretionary) 70,719
19,294 WEG SA (Industrials) 133,745
5,118 XP, Inc., Class A (Financials) 119,198
4,229,790
Chile – 0.4%
569,488 Banco de Chile (Financials) 64,273
1,163 Banco de Credito e Inversiones
SA (Financials) 31,377
804,896 Banco Santander Chile
(Financials) 39,681
17,323 Cencosud SA (Consumer
Staples) 32,325
1,746 Cia Cervecerias Unidas SA
(Consumer Staples) 10,740
199,745 Cia Sud Americana de Vapores
SA (Industrials) 11,642
15,570 Empresas CMPC SA
(Materials) 30,256
5,470 Empresas Copec SA (Energy) 40,670
254,792 Enel Americas SA (Utilities)* 29,801
342,102 Enel Chile SA (Utilities) 21,677
15,610 Falabella SA (Consumer
Discretionary)* 36,609
5,821,468 Latam Airlines Group SA
(Industrials)* 56,998
406,049
China – 26.3%
5,765 360 Security Technology,
Inc., Class A (Information
Technology)* 7,007

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,268 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) $ 3,933
700 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 2,680
578 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 13,752
724 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 2,079
1,962 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 9,880
72,244 Agricultural Bank of China
Ltd., Class A (Financials) 37,027
368,036 Agricultural Bank of China
Ltd., Class H (Financials) 136,182
7,602 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 18,161
450 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 1,810
5,484 Air China Ltd., Class A
(Industrials)* 6,197
23,471 Air China Ltd., Class H
(Industrials)* 15,807
2,245 Airtac International Group
(Industrials) 77,971
1,300 Aisino Corp., Class A
(Information Technology) 2,015
6,141 Akeso, Inc. (Health Care)*
(a)
39,196
206,704 Alibaba Group Holding Ltd.
(Consumer Discretionary)* 1,925,370
11,364 Aluminum Corp. of China Ltd.,
Class A (Materials) 8,816
49,081 Aluminum Corp. of China Ltd.,
Class H (Materials) 24,257
578 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) 4,952
5,054 Angang Steel Co. Ltd., Class A
(Materials) 1,812
19,246 Angang Steel Co. Ltd., Class H
(Materials) 3,943
731 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,737
3,373 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 10,864
15,390 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 36,020
995 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 36,027
1,700 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 4,199
305 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 2,017
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
562 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) $ 5,916
181 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 2,897
300 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 3,713
16,649 ANTA Sports Products Ltd.
(Consumer Discretionary) 173,625
843 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 1,969
700 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 2,660
174 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 3,509
311 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
4,269
300 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 2,157
939 Autohome, Inc. ADR
(Communication Services) 25,644
1,439 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 4,343
7,430 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 3,402
31,134 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 14,111
300 AVICOPTER PLC, Class A
(Industrials) 1,572
4,100 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 3,720
3,675 Baidu, Inc. ADR
(Communication Services)* 436,076
18,123 Bank of Beijing Co. Ltd., Class
A (Financials) 11,497
3,100 Bank of Changsha Co. Ltd.,
Class A (Financials) 2,948
3,095 Bank of Chengdu Co. Ltd.,
Class A (Financials) 4,902
33,811 Bank of China Ltd., Class A
(Financials) 18,892
1,087,912 Bank of China Ltd., Class H
(Financials) 399,768
32,003 Bank of Communications Co.
Ltd., Class A (Financials) 26,172
94,618 Bank of Communications Co.
Ltd., Class H (Financials) 55,848
2,700 Bank of Guiyang Co. Ltd.,
Class A (Financials) 1,925
4,910 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 6,835

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,062 Bank of Jiangsu Co. Ltd., Class
A (Financials) $ 11,182
8,284 Bank of Nanjing Co. Ltd., Class
A (Financials) 8,376
5,352 Bank of Ningbo Co. Ltd., Class
A (Financials) 17,178
11,954 Bank of Shanghai Co. Ltd.,
Class A (Financials) 9,860
2,700 Bank of Suzhou Co. Ltd., Class
A (Financials) 2,454
6,036 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,741
16,547 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 14,413
7,027 BBMG Corp., Class A
(Materials) 1,988
633 BeiGene Ltd. ADR (Health
Care)* 118,333
5,500 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,080
300 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 2,433
3,654 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 3,725
181 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 1,038
700 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 3,317
2,249 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 2,504
6,510 Beijing Enterprises Holdings
Ltd. (Utilities) 21,588
53,079 Beijing Enterprises Water
Group Ltd. (Utilities) 10,670
578 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 24,424
1,011 Beijing New Building Materials
PLC, Class A (Industrials) 3,307
2,100 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 6,331
2,530 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 1,800
1,443 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology)* 2,156
1,968 Beijing Shougang Co. Ltd.,
Class A (Materials)* 1,009
1,300 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 5,831
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,124 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) $ 8,366
571 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,719
590 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 4,034
2,100 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 2,926
32,000 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 22,630
6,200 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,648
181 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 1,978
181 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 1,445
434 BGI Genomics Co. Ltd., Class
A (Health Care) 3,118
3,271 Bilibili, Inc., Class Z
(Communication Services)* 37,651
578 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 5,764
2,100 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 2,164
2,869 BOC Aviation Ltd.
(Industrials)
(a)
20,644
46,667 BOC Hong Kong Holdings Ltd.
(Financials) 124,879
1,968 BOC International China Co.
Ltd., Class A (Financials) 2,968
31,137 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 16,874
1,000 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary)* 2,421
1,295 BYD Co. Ltd., Class A
(Consumer Discretionary) 36,115
12,971 BYD Co. Ltd., Class H
(Consumer Discretionary) 348,759
849 By-health Co. Ltd., Class A
(Consumer Staples) 2,176
7,223 C&D International Investment
Group Ltd. (Real Estate) 14,760
2,100 Caida Securities Co. Ltd., Class
A (Financials) 2,279
3,657 Caitong Securities Co. Ltd.,
Class A (Financials) 4,128
2,291 CALB Group Co. Ltd.
(Consumer Discretionary)*
(a)
5,456

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
710 Canmax Technologies Co. Ltd.,
Class A (Materials) $ 2,396
712 Cathay Biotech, Inc., Class A
(Materials) 5,420
3,100 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,418
4,497 CECEP Wind-Power Corp.,
Class A (Utilities) 1,940
562 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,802
12,086 CGN Power Co. Ltd., Class A
(Utilities) 5,128
135,497 CGN Power Co. Ltd., Class H
(Utilities)
(a)
32,615
181 Changchun High & New
Technology Industry Group,
Inc., Class A (Health Care) 4,078
4,488 Changjiang Securities Co. Ltd.,
Class A (Financials) 3,494
181 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 3,654
1,421 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 5,834
843 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 2,568
1,300 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials)* 2,532
700 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,110
2,249 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,682
116,877 China Cinda Asset Management
Co. Ltd., Class H (Financials) 11,373
4,801 China CITIC Bank Corp. Ltd.,
Class A (Financials) 3,624
137,021 China CITIC Bank Corp. Ltd.,
Class H (Financials) 61,929
2,805 China Coal Energy Co. Ltd.,
Class A (Energy) 3,665
28,848 China Coal Energy Co. Ltd.,
Class H (Energy) 24,452
31,098 China Communications
Services Corp. Ltd., Class H
(Industrials) 13,259
7,888 China Construction Bank Corp.,
Class A (Financials) 7,069
1,225,156 China Construction Bank Corp.,
Class H (Financials) 709,026
3,368 China CSSC Holdings Ltd.,
Class A (Industrials) 13,036
6,591 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 3,877
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
27,146 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* $ 8,759
25,657 China Energy Engineering
Corp. Ltd., Class A (Industrials) 7,653
80,851 China Energy Engineering
Corp. Ltd., Class H (Industrials) 7,764
34,651 China Everbright Bank Co. Ltd.,
Class A (Financials) 14,023
100,551 China Everbright Bank Co. Ltd.,
Class H (Financials) 28,709
48,363 China Everbright Environment
Group Ltd. (Industrials) 15,914
43,974 China Feihe Ltd. (Consumer
Staples)
(a)
25,787
1,300 China Film Co. Ltd., Class A
(Communication Services)* 2,239
5,200 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,112
2,805 China Galaxy Securities Co.
Ltd., Class A (Financials) 4,914
46,163 China Galaxy Securities Co.
Ltd., Class H (Financials) 24,706
1,968 China Great Wall Securities Co.
Ltd., Class A (Financials) 2,285
2,537 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology) 3,965
31,490 China Hongqiao Group Ltd.
(Materials) 25,683
1,305 China International Capital
Corp. Ltd., Class A (Financials) 7,420
19,647 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
31,092
2,274 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,509
91,745 China Jinmao Holdings Group
Ltd. (Real Estate) 10,455
3,362 China Jushi Co. Ltd., Class A
(Materials) 5,212
13,372 China Lesso Group Holdings
Ltd. (Industrials) 7,396
1,574 China Life Insurance Co. Ltd.,
Class A (Financials) 6,621
96,817 China Life Insurance Co. Ltd.,
Class H (Financials) 131,150
4,761 China Literature Ltd.
(Communication Services)*
(a)
16,245
43,469 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 32,559
16,371 China Medical System Holdings
Ltd. (Health Care) 31,483
15,998 China Merchants Bank Co. Ltd.,
Class A (Financials) 64,498
49,222 China Merchants Bank Co. Ltd.,
Class H (Financials) 172,050

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,746 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) $ 5,678
2,968 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 4,094
16,606 China Merchants Port Holdings
Co. Ltd. (Industrials) 21,262
6,179 China Merchants Securities Co.
Ltd., Class A (Financials) 12,175
6,063 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
4,960
5,341 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 7,793
29,332 China Minsheng Banking Corp.
Ltd., Class A (Financials) 15,814
91,393 China Minsheng Banking Corp.
Ltd., Class H (Financials) 30,541
57,020 China National Building
Material Co. Ltd., Class H
(Materials) 25,406
5,059 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 4,690
700 China National Medicines Corp.
Ltd., Class A (Health Care) 2,995
15,559 China National Nuclear Power
Co. Ltd., Class A (Utilities) 15,317
460 China National Software &
Service Co. Ltd., Class A
(Information Technology) 2,216
2,972 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 8,257
843 China Oilfield Services Ltd.,
Class A (Energy) 1,761
24,947 China Oilfield Services Ltd.,
Class H (Energy) 26,831
49,080 China Overseas Land &
Investment Ltd. (Real Estate) 90,741
16,871 China Overseas Property
Holdings Ltd. (Real Estate) 13,738
5,472 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 18,460
33,421 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 70,605
25,238 China Petroleum & Chemical
Corp., Class A (Energy) 19,332
312,402 China Petroleum & Chemical
Corp., Class H (Energy) 160,795
4,100 China Petroleum Engineering
Corp., Class A (Energy) 1,826
63,985 China Power International
Development Ltd. (Utilities) 23,512
3,855 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,224
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
16,986 China Railway Group Ltd.,
Class A (Industrials) $ 13,416
55,094 China Railway Group Ltd.,
Class H (Industrials) 24,195
5,245 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 3,195
22,339 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
6,779
843 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,302
20,284 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 91,417
30,281 China Resources Cement
Holdings Ltd. (Materials) 6,979
11,615 China Resources Gas Group
Ltd. (Utilities) 36,435
37,513 China Resources Land Ltd.
(Real Estate) 137,366
851 China Resources
Microelectronics Ltd., Class A
(Information Technology) 5,596
7,939 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
30,037
21,497 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
13,432
23,195 China Resources Power
Holdings Co. Ltd. (Utilities) 44,725
843 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 5,735
83,680 China Ruyi Holdings Ltd.
(Communication Services)* 18,964
5,468 China Shenhua Energy Co. Ltd.,
Class A (Energy) 24,112
43,929 China Shenhua Energy Co. Ltd.,
Class H (Energy) 143,706
1,300 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 1,966
8,989 China Southern Airlines Co.
Ltd., Class A (Industrials)* 7,742
22,796 China Southern Airlines Co.
Ltd., Class H (Industrials)* 10,945
2,100 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,582
1,000 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 1,344
34,773 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 24,201

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
24,318 China State Construction
International Holdings Ltd.
(Industrials) $ 28,209
1,305 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 1,433
23,826 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 7,932
19,296 China Taiping Insurance
Holdings Co. Ltd. (Financials) 17,492
23,711 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 15,274
1,304 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 16,279
1,170 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)
12,733
573,836 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
59,512
26,241 China United Network
Communications Ltd., Class A
(Communication Services) 16,132
8,161 China Vanke Co. Ltd., Class A
(Real Estate) 13,074
29,168 China Vanke Co. Ltd., Class H
(Real Estate) 29,466
4,100 China XD Electric Co. Ltd.,
Class A (Industrials) 2,647
18,127 China Yangtze Power Co. Ltd.,
Class A (Utilities) 57,953
562 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 5,086
15,176 China Zheshang Bank Co. Ltd.,
Class A (Financials) 5,377
33,071 China Zheshang Bank Co. Ltd.,
Class H (Financials) 9,019
1,834 Chindata Group Holdings
Ltd. ADR (Information
Technology)*
(b)
15,442
447 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 4,460
18,097 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 51,648
7,870 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 4,485
32,122 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 11,886
300 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health
Care)* 2,167
1,822 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 16,641
84,129 CITIC Ltd. (Industrials) 79,279
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,305 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) $ 2,606
9,287 CITIC Securities Co. Ltd., Class
A (Financials) 27,896
25,616 CITIC Securities Co. Ltd., Class
H (Financials) 53,198
14,198 CMOC Group Ltd., Class A
(Materials) 10,359
49,488 CMOC Group Ltd., Class H
(Materials) 28,260
562 CNGR Advanced Material Co.
Ltd., Class A (Materials) 3,870
4,800 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 1,949
3,092 CNPC Capital Co. Ltd., Class A
(Financials) 2,490
3,309 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 77,385
8,151 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 2,660
3,092 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,707
17,854 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 17,328
10,533 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 14,765
41,010 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 37,805
179,728 Country Garden Holdings Co.
Ltd. (Real Estate)*
(b)
20,250
29,561 Country Garden Services
Holdings Co. Ltd. (Real Estate) 27,932
19,800 CRRC Corp. Ltd., Class A
(Industrials) 14,418
59,585 CRRC Corp. Ltd., Class H
(Industrials) 24,031
2,392 CSC Financial Co. Ltd., Class A
(Financials) 8,635
12,520 CSC Financial Co. Ltd., Class H
(Financials)
(a)
11,750
700 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,146
1,000 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 2,575
12,368 Daqin Railway Co. Ltd., Class
A (Industrials) 12,574
718 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 2,614
5,054 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 1,769

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
38,636 Datang International Power
Generation Co. Ltd., Class H
(Utilities) $ 5,837
2,530 DHC Software Co. Ltd., Class
A (Information Technology) 2,260
726 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 1,524
458 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 3,232
2,103 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 4,291
4,672 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 4,187
36,566 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 18,353
2,565 Dongxing Securities Co. Ltd.,
Class A (Financials) 3,100
5,929 East Buy Holding Ltd.
(Consumer Discretionary)*
(a)
22,053
12,381 East Money Information Co.
Ltd., Class A (Financials) 25,383
181 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 4,997
4,500 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,250
562 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,363
300 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 4,130
10,090 ENN Energy Holdings Ltd.
(Utilities) 70,020
1,830 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,108
440 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 2,853
1,700 Eve Energy Co. Ltd., Class A
(Industrials) 10,044
3,247 Everbright Securities Co. Ltd.,
Class A (Financials) 7,389
7,986 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,008
3,820 Fangda Carbon New Material
Co. Ltd., Class A (Industrials)* 3,092
17,503 Far East Horizon Ltd.
(Financials) 12,841
945 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 2,480
1,983 FAW Jiefang Group Co. Ltd.,
Class A (Industrials)* 2,746
1,000 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,495
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,654 First Capital Securities Co. Ltd.,
Class A (Financials) $ 3,126
979 Flat Glass Group Co. Ltd., Class
A (Information Technology) 3,470
5,875 Flat Glass Group Co. Ltd., Class
H (Information Technology) 9,658
11,940 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 10,935
3,392 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 18,102
6,600 Founder Securities Co. Ltd.,
Class A (Financials) 8,022
8,294 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 17,538
1,700 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,033
300 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials)* 2,333
864 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 2,196
10,320 Full Truck Alliance Co. Ltd.
ADR (Industrials)* 77,297
1,574 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 8,301
7,896 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
37,052
1,433 GalaxyCore, Inc., Class A
(Information Technology) 4,120
300 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care)* 2,239
1,122 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 6,128
5,339 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
17,090
15,178 GD Power Development Co.
Ltd., Class A (Utilities) 8,396
1,475 GDS Holdings Ltd. ADR
(Information Technology)* 15,119
3,935 GEM Co. Ltd., Class A
(Materials) 3,108
3,524 Gemdale Corp., Class A (Real
Estate) 2,527
15,119 Genscript Biotech Corp. (Health
Care)* 42,006
5,052 GF Securities Co. Ltd., Class A
(Financials) 10,195
13,411 GF Securities Co. Ltd., Class H
(Financials) 16,776
5,206 Giant Biogene Holding Co. Ltd.
(Consumer Staples)*
(a)
23,896

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,700 Giant Network Group Co.
Ltd., Class A (Communication
Services) $ 2,878
448 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 5,903
322 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 3,005
1,000 Glodon Co. Ltd., Class A
(Information Technology) 2,743
2,690 GoerTek, Inc., Class A
(Information Technology) 6,781
10,672 Goldwind Science &
Technology Co. Ltd.
(Industrials) 4,892
2,561 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 3,120
148 Gongniu Group Co. Ltd., Class
A (Industrials) 2,026
1,124 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 3,486
1,855 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 6,988
30,650 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 44,188
4,497 Gree Electric Appliances Inc
of Zhuhai, Class A (Consumer
Discretionary) 20,750
8,000 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 2,767
13,734 Greentown China Holdings Ltd.
(Real Estate) 14,613
2,100 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 3,588
1,700 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities)* 1,217
1,268 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 7,848
38,629 Guangdong Investment Ltd.
(Utilities) 26,807
181 Guangdong Kinlong Hardware
Products Co. Ltd., Class A
(Industrials) 1,140
5,622 Guanghui Energy Co. Ltd.,
Class A (Energy) 5,716
1,997 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 2,774
38,903 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 18,031
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,700 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials)* $ 2,626
1,116 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 4,712
3,012 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 8,311
181 Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
(Industrials) 697
1,700 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,014
447 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 4,131
458 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,904
1,686 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 5,714
2,285 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,032
1,700 Guolian Securities Co. Ltd.,
Class A (Financials)* 2,773
5,434 Guolian Securities Co. Ltd.,
Class H (Financials)* 2,533
3,962 Guosen Securities Co. Ltd.,
Class A (Financials) 5,271
6,042 Guotai Junan Securities Co.
Ltd., Class A (Financials) 12,776
11,400 Guotai Junan Securities Co.
Ltd., Class H (Financials)
(a)
13,166
3,936 Guoyuan Securities Co. Ltd.,
Class A (Financials) 3,798
2,470 H World Group Ltd. ADR
(Consumer Discretionary)* 90,353
22,341 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
44,451
5,055 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 15,658
30,198 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 87,575
33,800 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 6,863
9,000 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 5,130
300 Hainan Drinda New Energy
Technology Co. Ltd., Class A
(Information Technology) 3,578

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health
Care)* $ 2,378
8,349 Haitian International Holdings
Ltd. (Industrials) 21,273
7,726 Haitong Securities Co. Ltd.,
Class A (Financials) 10,516
34,818 Haitong Securities Co. Ltd.,
Class H (Financials) 19,526
705 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 2,160
1,000 Hang Zhou Great Star Industrial
Co. Ltd., Class A (Consumer
Discretionary) 3,054
700 Hangcha Group Co. Ltd., Class
A (Industrials) 2,184
700 Hangjin Technology Co. Ltd.,
Class A (Materials) 3,358
2,530 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 2,735
562 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 3,172
1,566 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 5,094
562 Hangzhou Lion Electronics
Co. Ltd., Class A (Information
Technology) 2,529
843 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 3,717
711 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,313
843 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 2,852
574 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 4,992
1,702 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
8,978
14,764 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
29,905
562 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,335
700 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,258
300 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology)* 4,059
1,000 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 3,155
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) $ 1,939
1,300 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 2,297
1,968 Henan Shenhuo Coal & Power
Co. Ltd., Class A (Materials) 4,346
2,530 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,247
7,588 Hengan International Group Co.
Ltd. (Consumer Staples) 27,689
1,305 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,473
5,059 Hengli Petrochemical Co. Ltd.,
Class A (Materials)* 9,939
1,968 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 3,431
3,652 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 3,508
8,299 Hesteel Co. Ltd., Class A
(Materials) 2,522
512 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 616
4,354 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 10,726
1,000 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,277
424 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 8,341
2,700 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,866
446 Hongfa Technology Co. Ltd.,
Class A (Industrials) 1,817
1,700 Hongta Securities Co. Ltd.,
Class A (Financials) 1,862
562 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 3,908
459 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 2,128
10,454 Hua Hong Semiconductor Ltd.
(Information Technology)*
(a)
24,173
3,800 Huaan Securities Co. Ltd., Class
A (Financials) 2,592
5,495 Huadian Power International
Corp. Ltd., Class A (Utilities) 3,940
24,222 Huadian Power International
Corp. Ltd., Class H (Utilities) 9,924
1,421 Huadong Medicine Co. Ltd.,
Class A (Health Care) 8,117

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,073 Huafon Chemical Co. Ltd.,
Class A (Materials) $ 3,913
700 Huagong Tech Co. Ltd., Class A
(Information Technology) 2,901
1,968 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 4,365
1,302 Hualan Biological Engineering,
Inc., Class A (Health Care) 4,407
300 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 2,008
4,211 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 4,918
6,065 Huaneng Power International,
Inc., Class A (Utilities)* 6,548
52,812 Huaneng Power International,
Inc., Class H (Utilities)* 27,453
6,465 Huatai Securities Co. Ltd.,
Class A (Financials) 12,973
17,542 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
21,966
2,413 Huaxi Securities Co. Ltd., Class
A (Financials) 2,683
10,548 Huaxia Bank Co. Ltd., Class A
(Financials) 8,567
300 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 1,644
1,124 Huaxin Cement Co. Ltd., Class
A (Materials) 2,097
2,531 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 6,167
3,373 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 1,965
300 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 1,746
700 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,130
843 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,221
562 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 10,218
1,124 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 4,190
1,527 Hunan Changyuan Lico Co.
Ltd., Class A (Materials) 1,595
6,184 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,789
1,554 Hundsun Technologies,
Inc., Class A (Information
Technology) 6,535
4,579 Hygeia Healthcare Holdings Co.
Ltd. (Health Care)
(a)
28,200
1,124 IEIT Systems Co. Ltd., Class A
(Information Technology) 5,545
1,966 Iflytek Co. Ltd., Class A
(Information Technology) 12,320
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 IKD Co. Ltd., Class A
(Consumer Discretionary) $ 2,262
181 Imeik Technology Development
Co. Ltd., Class A (Health Care) 7,719
49,358 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 33,246
899,162 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 430,568
16,411 Industrial Bank Co. Ltd., Class
A (Financials) 33,553
5,603 Industrial Securities Co. Ltd.,
Class A (Financials) 4,771
181 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 1,725
37,721 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 8,082
1,700 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 3,473
1,011 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,293
6,900 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 3,749
5,200 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 2,774
5,187 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 19,794
2,558 Inner Mongolia Yitai Coal Co.
Ltd., Class H (Energy)*
(c)
5,732
3,092 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) 2,749
16,109 Innovent Biologics, Inc. (Health
Care)*
(a)
94,464
6,107 iQIYI, Inc. ADR
(Communication Services)* 27,420
450 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology)* 2,523
2,700 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 7,524
574 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 1,925
711 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 3,732
1,305 JCET Group Co. Ltd., Class A
(Information Technology) 5,581

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,053 JD Health International, Inc.
(Consumer Staples)*
(a)
$ 62,254
23,735 JD Logistics, Inc.
(Industrials)*
(a)
29,143
31,854 JD.com, Inc., Class A
(Consumer Discretionary) 435,172
5,073 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 7,189
843 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,203
16,828 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 15,147
1,118 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 8,814
4,941 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 33,226
864 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 6,513
700 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 2,523
300 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 3,607
1,700 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,395
300 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 2,146
1,273 Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd., Class A
(Consumer Staples) 20,791
305 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,762
300 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 2,587
711 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 3,400
2,530 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 4,599
1,555 Jiangxi Copper Co. Ltd., Class
A (Materials) 3,856
14,714 Jiangxi Copper Co. Ltd., Class
H (Materials) 20,874
1,305 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 1,897
2,100 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 2,791
5,110 Jinko Solar Co. Ltd., Class A
(Information Technology) 6,354
181 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 1,810
2,400 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 2,349
1,000 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 2,771
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,300 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) $ 2,303
459 Joinn Laboratories China Co.
Ltd., Class A (Health Care) 1,710
1,208 Joinn Laboratories China Co.
Ltd., Class H (Health Care)
(a)
2,110
3,513 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,695
562 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples)* 2,573
562 Juewei Food Co. Ltd., Class A
(Consumer Staples) 2,492
1,686 Juneyao Airlines Co. Ltd., Class
A (Industrials)* 3,213
3,595 Kanzhun Ltd. ADR
(Communication Services)* 59,425
11,577 KE Holdings, Inc. ADR (Real
Estate) 184,422
300 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 3,159
1,686 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 2,359
36,071 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 50,156
2,100 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,226
1,700 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 2,781
12,515 Kingsoft Corp. Ltd.
(Communication Services) 40,059
26,429 Kuaishou Technology
(Communication Services)*
(a)
195,249
1,842 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 3,598
47,783 Kunlun Energy Co. Ltd.
(Utilities) 44,172
1,000 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 4,530
736 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 184,644
1,300 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 11,715
1,983 LB Group Co. Ltd., Class A
(Materials) 4,793
91,487 Lenovo Group Ltd. (Information
Technology) 113,037
4,098 Lens Technology Co. Ltd., Class
A (Information Technology) 7,495
1,686 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 4,054
562 Levima Advanced Materials
Corp., Class A (Materials) 1,476

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,928 Li Auto, Inc., Class A
(Consumer Discretionary)* $ 241,335
30,691 Li Ning Co. Ltd. (Consumer
Discretionary) 85,468
11,659 Liaoning Port Co. Ltd., Class A
(Industrials) 2,449
5,622 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 5,267
305 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 1,496
1,887 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 5,641
26,291 Longfor Group Holdings Ltd.
(Real Estate)
(a)
46,588
6,064 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 18,028
700 Longshine Technology Group
Co. Ltd., Class A (Information
Technology) 1,669
9,112 Lufax Holding Ltd. ADR
(Financials) 7,735
1,686 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,347
5,787 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 25,795
1,119 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 32,515
1,406 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 5,082
430 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 8,340
2,400 Meihua Holdings Group Co.
Ltd., Class A (Consumer
Staples) 3,210
3,373 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care)* 2,924
59,313 Meituan, Class B (Consumer
Discretionary)*
(a)
688,035
15,574 Metallurgical Corp. of China
Ltd., Class A (Industrials) 6,761
39,566 Metallurgical Corp. of China
Ltd., Class H (Industrials) 7,497
10,183 Microport Scientific Corp.
(Health Care)* 16,323
1,686 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 3,180
6,153 MINISO Group Holding Ltd.
(Consumer Discretionary) 41,320
3,400 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,304
9,246 Minth Group Ltd. (Consumer
Discretionary) 20,030
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
851 Montage Technology Co.
Ltd., Class A (Information
Technology) $ 7,029
4,228 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 23,138
4,800 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 2,494
1,116 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 2,444
2,700 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,074
6,600 NARI Technology Co. Ltd.,
Class A (Industrials) 20,343
2,158 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 5,337
305 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 10,018
1,968 NavInfo Co. Ltd., Class A
(Information Technology)* 2,701
23,066 NetEase, Inc. (Communication
Services) 520,663
1,302 New China Life Insurance Co.
Ltd., Class A (Financials) 5,698
12,154 New China Life Insurance Co.
Ltd., Class H (Financials) 24,120
3,935 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,510
1,970 New Oriental Education &
Technology Group, Inc. ADR
(Consumer Discretionary)* 160,319
1,145 Ninestar Corp., Class A
(Information Technology) 4,432
445 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 3,929
1,000 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 2,753
562 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 3,227
578 Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
(Industrials) 3,158
1,000 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 2,731
1,686 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 3,154
979 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 10,103
4,488 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,269
5,076 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 10,428
17,363 NIO, Inc. ADR (Consumer
Discretionary)* 126,229

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
23,460 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
$ 133,966
1,000 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,081
4,786 Offcn Education Technology
Co. Ltd., Class A (Consumer
Discretionary)* 3,271
3,400 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 3,061
2,530 OFILM Group Co. Ltd., Class A
(Information Technology)* 3,593
1,569 Onewo, Inc., Class H (Real
Estate) 4,851
174 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 1,925
5,073 Orient Securities Co. Ltd., Class
A (Financials) 6,188
12,024 Orient Securities Co. Ltd., Class
H (Financials)
(a)
5,327
2,700 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,051
562 Ovctek China, Inc., Class A
(Health Care) 1,919
5,200 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 2,767
7,589 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,603
8,390 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,237,022
700 People.cn Co. Ltd., Class A
(Communication Services) 3,329
6,465 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 4,572
115,796 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 37,510
1,686 Perfect World Co. Ltd., Class A
(Communication Services) 2,977
19,518 PetroChina Co. Ltd., Class A
(Energy) 19,625
274,491 PetroChina Co. Ltd., Class H
(Energy) 180,293
1,000 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 4,677
3,727 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
9,019
89,772 PICC Property & Casualty Co.
Ltd., Class H (Financials) 104,251
16,132 Ping An Bank Co. Ltd., Class A
(Financials) 21,868
8,295 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 47,393
80,492 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 371,012
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,968 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) $ 3,235
9,838 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 14,135
2,015 Poly Property Services Co. Ltd.,
Class H (Real Estate) 7,753
9,151 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
27,475
20,372 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 12,524
148,241 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
65,861
12,765 Power Construction Corp. of
China Ltd., Class A (Industrials) 8,920
712 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 4,487
700 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary)* 2,695
4,497 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 9,981
1,000 Range Intelligent Computing
Technology Group Co. Ltd.,
Class A (Industrials) 3,781
578 Raytron Technology Co.
Ltd., Class A (Information
Technology) 4,072
732 Red Star Macalline Group Corp.
Ltd., Class A (Real Estate) 436
1,925 Remegen Co. Ltd., Class H
(Health Care)*
(a)
11,128
1,000 Risen Energy Co. Ltd., Class A
(Information Technology) 2,260
181 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 1,668
7,029 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 10,581
6,186 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 12,890
2,400 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 3,586
3,800 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 7,386
153 Sangfor Technologies,
Inc., Class A (Information
Technology)* 1,808
14,176 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 14,738
6,910 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 13,208
2,134 Satellite Chemical Co. Ltd.,
Class A (Materials)* 4,769

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,800 SDIC Capital Co. Ltd., Class A
(Financials) $ 4,638
5,500 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 9,550
4,100 Sealand Securities Co. Ltd.,
Class A (Financials) 2,090
1,714 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,077
235,776 SenseTime Group, Inc., Class B
(Information Technology)*
(a)
41,055
1,000 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 10,599
3,671 SF Holding Co. Ltd., Class A
(Industrials) 21,725
453 SG Micro Corp., Class A
(Information Technology) 5,688
7,039 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 19,202
1,700 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,054
2,952 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,675
3,092 Shandong Gold Mining Co.
Ltd., Class A (Materials) 10,045
10,407 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
20,547
700 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 2,914
1,700 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 1,612
44,286 Shandong Hi-Speed Holdings
Group Ltd. (Financials)* 34,191
1,703 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 7,119
1,124 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 3,134
10,400 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 4,194
700 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 2,509
2,100 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 3,532
33,340 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 31,631
1,420 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) 3,217
859 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 3,101
4,081 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 24,003
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,900 Shanghai Construction Group
Co. Ltd., Class A (Industrials) $ 2,416
9,430 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 5,824
35,718 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 7,637
2,100 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 2,588
1,574 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 6,150
6,512 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 14,408
578 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 3,622
3,725 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(b)
7,822
1,968 Shanghai International Airport
Co. Ltd., Class A (Industrials)* 9,888
6,310 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 4,445
843 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 4,002
578 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 3,649
2,156 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
6,473
1,977 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 3,040
5,925 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) 7,451
711 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 3,956
3,228 Shanghai MicroPort MedBot
Group Co. Ltd. (Health Care)* 8,287
300 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 3,150
1,855 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 4,665
9,151 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 13,263
24,261 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 23,272

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,700 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) $ 5,464
4,084 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 4,547
7,870 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 6,315
3,809 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 3,440
1,000 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 3,186
1,700 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,197
1,700 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 4,352
3,373 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 4,596
2,530 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 7,748
3,657 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 3,703
2,700 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,110
4,640 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 2,508
1,002 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 33,516
300 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 4,214
3,800 Shenergy Co. Ltd., Class A
(Utilities) 3,188
1,968 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 4,721
562 Shennan Circuits Co. Ltd., Class
A (Information Technology) 5,752
17,400 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 10,989
446 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 2,788
29 Shenzhen Dynanonic Co. Ltd.,
Class A (Materials) 262
3,092 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 2,646
1,300 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 2,854
300 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology)* 3,056
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
562 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) $ 997
1,997 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 18,460
1,300 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 3,113
453 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 2,038
181 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 2,232
300 Shenzhen Kstar Science And
Technology Co. Ltd., Class A
(Industrials) 1,067
300 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 3,907
992 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 40,407
3,400 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,742
700 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 6,887
7,592 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 3,668
1,000 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 4,697
181 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 1,782
1,000 Shenzhen SED Industry Co.
Ltd., Class A (Information
Technology) 2,728
700 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 2,659
578 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 8,958
700 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 2,557
10,415 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 104,546
1,305 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,591
1,300 Shuangliang Eco-Energy
Systems Co. Ltd., Class A
(Industrials) 1,564

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,400 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) $ 2,738
2,425 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 4,849
6,900 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,261
716 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 2,876
5,075 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 5,486
181 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 1,483
843 Sichuan Yahua Industrial Group
Co. Ltd., Class A (Materials) 1,499
700 Sieyuan Electric Co. Ltd., Class
A (Industrials) 4,856
2,700 Sinolink Securities Co. Ltd.,
Class A (Financials) 3,615
2,100 Sinoma International
Engineering Co., Class A
(Industrials) 2,755
1,124 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 2,644
5,500 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,241
313 Sinomine Resource Group Co.
Ltd., Class A (Materials) 1,508
5,359 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,403
4,778 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 1,954
44,774 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 6,421
17,454 Sinopharm Group Co. Ltd.,
Class H (Health Care) 43,309
3,119 Sinotrans Ltd., Class A
(Industrials) 2,097
26,250 Sinotrans Ltd., Class H
(Industrials) 9,579
9,114 Sinotruk Hong Kong Ltd.
(Industrials) 18,904
313 Skshu Paint Co. Ltd., Class A
(Materials)* 2,367
23,465 Smoore International Holdings
Ltd. (Consumer Staples)
(a)
20,460
2,249 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 3,310
300 Sonoscape Medical Corp., Class
A (Health Care) 2,183
3,809 SooChow Securities Co. Ltd.,
Class A (Financials) 4,091
5,200 Southwest Securities Co. Ltd.,
Class A (Financials) 3,000
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
700 Spring Airlines Co. Ltd., Class
A (Industrials)* $ 5,202
181 StarPower Semiconductor
Ltd., Class A (Information
Technology) 4,772
3,100 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,101
1,143 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 13,317
8,788 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 83,432
450 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,169
1,129 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 2,405
810 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,968
1,124 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 2,932
29 Suzhou Maxwell Technologies
Co. Ltd., Class A (Industrials) 439
256 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 1,026
5,829 TAL Education Group ADR
(Consumer Discretionary)* 73,037
1,000 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 2,311
1,268 Tangshan Jidong Cement Co.
Ltd., Class A (Materials) 1,234
4,500 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,294
1,000 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 2,144
3,963 TBEA Co. Ltd., Class A
(Industrials) 7,731
12,628 TCL Technology Group
Corp., Class A (Information
Technology)* 7,392
3,256 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 7,605
79,906 Tencent Holdings Ltd.
(Communication Services) 3,345,488
8,209 Tencent Music Entertainment
Group ADR (Communication
Services)* 69,859
181 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 2,033
3,100 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 2,236
6,600 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 2,948

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,855 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* $ 2,824
1,124 Tianqi Lithium Corp., Class A
(Materials) 7,883
1,844 Tianqi Lithium Corp., Class H
(Materials)
(b)
9,007
3,935 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 3,328
2,400 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,005
25,393 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 31,959
1,300 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 2,274
847 Toly Bread Co. Ltd., Class A
(Consumer Staples) 987
16,150 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary)* 29,735
1,000 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 3,179
1,300 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,177
1,968 Tongkun Group Co. Ltd., Class
A (Materials)* 3,745
9,276 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 3,949
3,661 Tongwei Co. Ltd., Class A
(Information Technology) 12,561
153 Topchoice Medical Corp., Class
A (Health Care)* 1,756
36,795 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
29,915
12,702 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 21,435
1,794 Trina Solar Co. Ltd., Class A
(Information Technology) 6,773
7,313 Trip.com Group Ltd. ADR
(Consumer Discretionary)* 257,271
2,700 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,063
458 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 4,782
8,163 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 53,930
583 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology)* 5,915
16,425 Uni-President China Holdings
Ltd. (Consumer Staples) 10,515
2,249 Unisplendour Corp. Ltd., Class
A (Information Technology)* 6,365
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
843 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) $ 1,760
700 Venustech Group, Inc., Class A
(Information Technology) 2,511
712 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 5,324
4,672 Vipshop Holdings Ltd. ADR
(Consumer Discretionary)* 74,892
1,268 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 4,393
1,700 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 2,978
1,000 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 2,431
2,265 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 25,581
55,726 Want Want China Holdings Ltd.
(Consumer Staples) 32,607
942 Weibo Corp. ADR
(Communication Services) 9,524
5,912 Weichai Power Co. Ltd., Class
A (Industrials) 12,336
25,265 Weichai Power Co. Ltd., Class
H (Industrials) 46,452
859 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 2,995
5,222 Wens Foodstuffs Group Co.
Ltd., Class A (Consumer
Staples) 14,084
1,968 Western Mining Co. Ltd., Class
A (Materials) 3,533
3,686 Western Securities Co. Ltd.,
Class A (Financials) 3,407
802 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 5,893
842 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 12,763
864 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 5,835
440 Winner Medical Co. Ltd., Class
A (Health Care) 2,388
1,700 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 1,807
17,700 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 3,520
4,100 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 2,653
3,377 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 3,670

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
300 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) $ 3,492
2,827 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 59,046
1,686 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 4,880
1,838 WuXi AppTec Co. Ltd., Class A
(Health Care) 21,260
4,622 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
54,148
47,425 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
264,137
1,305 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 4,781
8,153 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 6,314
2,249 Xiamen C & D, Inc., Class A
(Industrials) 2,982
181 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,383
1,124 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 2,706
1,700 Xiangcai Co. Ltd., Class A
(Real Estate) 1,871
1,000 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 2,059
206,339 Xiaomi Corp., Class B
(Information Technology)*
(a)
412,662
6,600 Xinhu Zhongbao Co. Ltd., Class
A (Real Estate) 2,153
1,344 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 5,795
3,100 Xinjiang Tianshan Cement Co.
Ltd., Class A (Materials) 3,013
60,079 Xinyi Solar Holdings Ltd.
(Information Technology) 34,538
14,536 XPeng, Inc., Class A (Consumer
Discretionary)* 125,068
15,390 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
28,887
562 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,948
2,689 Yankuang Energy Group Co.
Ltd., Class A (Energy) 7,738
28,668 Yankuang Energy Group Co.
Ltd., Class H (Energy) 53,296
562 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 2,333
734 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 3,308
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
847 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) $ 4,521
1,424 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 6,961
2,249 Yintai Gold Co. Ltd., Class A
(Materials) 4,661
7,300 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 3,118
305 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 1,878
2,552 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology) 5,972
3,800 Youngor Group Co. Ltd., Class
A (Real Estate) 3,608
3,944 YSB, Inc. (Health Care)* 10,069
2,249 YTO Express Group Co. Ltd.,
Class A (Industrials) 4,141
21,540 Yuexiu Property Co. Ltd. (Real
Estate) 19,636
2,530 Yunda Holding Co. Ltd., Class
A (Industrials) 3,043
2,530 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 4,560
1,163 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 8,197
181 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 1,811
4,100 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 2,894
839 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 6,917
1,305 Yunnan Tin Co. Ltd., Class A
(Materials) 2,522
1,305 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 2,873
1,700 Yutong Bus Co. Ltd., Class A
(Industrials) 3,204
1,165 Zai Lab Ltd. ADR (Health
Care)* 31,793
1,124 Zangge Mining Co. Ltd., Class
A (Materials) 3,765
305 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 10,796
19,070 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 24,709
3,654 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 1,873
4,365 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services)* 3,411

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,100 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) $ 4,564
1,826 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 5,608
2,256 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 6,107
181 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 1,232
15,656 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 9,922
1,300 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,019
1,124 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,463
1,142 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) 5,133
1,124 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 6,795
2,700 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 1,834
562 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,161
2,249 Zhejiang Juhua Co. Ltd., Class
A (Materials) 5,004
8,619 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)(b)
44,252
2,400 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 2,894
2,270 Zhejiang NHU Co. Ltd., Class
A (Health Care) 5,410
2,811 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 11,384
700 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 2,720
181 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 1,325
1,116 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 2,765
1,305 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 2,734
9,400 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities)* 6,108
1,000 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 1,666
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,147 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) $ 3,070
3,391 Zheshang Securities Co. Ltd.,
Class A (Financials) 4,986
9,150 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
23,079
712 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 3,049
562 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 7,470
3,800 Zhongjin Gold Corp. Ltd., Class
A (Materials) 5,731
9,694 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 23,210
4,778 Zhongtai Securities Co. Ltd.,
Class A (Financials) 4,811
859 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 2,548
1,700 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 1,783
578 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,115
6,729 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 21,280
2,249 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,472
15,867 Zijin Mining Group Co. Ltd.,
Class A (Materials) 27,063
74,385 Zijin Mining Group Co. Ltd.,
Class H (Materials) 117,907
6,557 ZJLD Group, Inc. (Consumer
Staples)*
(a)
9,218
6,339 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 5,726
18,075 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 9,627
3,373 ZTE Corp., Class A
(Information Technology) 12,106
10,408 ZTE Corp., Class H
(Information Technology) 22,707
5,342 ZTO Express Cayman, Inc.
ADR (Industrials) 119,233
24,238,972
Colombia – 0.1%
3,136 Bancolombia SA (Financials) 24,532
62,586 Ecopetrol SA (Energy) 38,895
5,883 Interconexion Electrica SA ESP
(Utilities) 21,994
85,421
Czech Republic – 0.1%
2,106 CEZ AS (Utilities) 93,331
981 Komercni banka AS (Financials) 30,428
123,759

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Egypt – 0.1%
3,946 Abou Kir Fertilizers &
Chemical Industries (Materials) $ 10,133
30,919 Commercial International Bank
- Egypt (CIB) (Financials) 77,247
13,421 EFG Holding S.A.E.
(Financials)* 8,018
6,685 ElSewedy Electric Co.
(Industrials) 5,885
2,554 Ezz Steel Co. SAE (Materials)* 6,279
498 Misr Fertilizers Production Co.
SAE (Materials) 8,929
6,863 Telecom Egypt Co.
(Communication Services) 7,993
124,484
Greece – 0.5%
26,203 Alpha Services and Holdings
SA (Financials)* 44,601
31,950 Eurobank Ergasias Services and
Holdings SA (Financials)* 58,949
2,332 Hellenic Telecommunications
Organization SA
(Communication Services) 34,274
1,388 JUMBO SA (Consumer
Discretionary) 36,407
768 Motor Oil Hellas Corinth
Refineries SA (Energy) 20,782
1,391 Mytilineos SA (Industrials) 55,761
7,090 National Bank of Greece SA
(Financials)* 48,597
2,552 OPAP SA (Consumer
Discretionary) 40,932
8,834 Piraeus Financial Holdings SA
(Financials)* 31,422
2,733 Public Power Corp. SA
(Utilities)* 32,205
938 Star Bulk Carriers Corp.
(Industrials) 19,942
722 Terna Energy SA (Utilities) 12,360
436,232
Hong Kong – 0.0%
1,745 Orient Overseas International
Ltd. (Industrials) 20,991
Hungary – 0.2%
5,836 MOL Hungarian Oil & Gas
PLC (Energy) 46,453
2,961 OTP Bank Nyrt (Financials) 123,058
1,840 Richter Gedeon Nyrt (Health
Care) 46,361
215,872
India – 17.6%
678 ABB India Ltd. (Industrials) 35,933
902 ACC Ltd. (Materials) 20,286
3,910 Adani Energy Solutions Ltd.
(Utilities)* 40,915
4,043 Adani Enterprises Ltd.
(Industrials) 114,345
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,130 Adani Green Energy Ltd.
(Utilities)* $ 50,950
9,596 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 94,989
10,409 Adani Power Ltd. (Utilities)* 53,859
3,673 Adani Total Gas Ltd. (Utilities) 31,218
2,196 Adani Wilmar Ltd. (Consumer
Staples)* 8,970
6,100 Aditya Birla Capital Ltd.
(Financials)* 12,289
409 Alkem Laboratories Ltd.
(Health Care) 23,166
7,891 Ambuja Cements Ltd.
(Materials) 41,563
2,156 APL Apollo Tubes Ltd.
(Materials) 43,631
1,344 Apollo Hospitals Enterprise
Ltd. (Health Care) 89,106
18,979 Ashok Leyland Ltd.
(Industrials) 41,682
5,295 Asian Paints Ltd. (Materials) 198,095
1,572 Astral Ltd. (Industrials) 36,752
6,054 AU Small Finance Bank Ltd.
(Financials)
(a)
53,822
3,726 Aurobindo Pharma Ltd. (Health
Care) 46,536
1,891 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
89,563
29,654 Axis Bank Ltd. (Financials) 381,993
898 Bajaj Auto Ltd. (Consumer
Discretionary) 65,584
3,456 Bajaj Finance Ltd. (Financials) 295,145
4,978 Bajaj Finserv Ltd. (Financials) 99,896
361 Bajaj Holdings & Investment
Ltd. (Financials) 31,844
1,074 Balkrishna Industries Ltd.
(Consumer Discretionary) 33,181
10,050 Bandhan Bank Ltd.
(Financials)
(a)
27,248
13,459 Bank of Baroda (Financials) 31,810
9,917 Bank of India (Financials) 12,338
3,231 Berger Paints India Ltd.
(Materials) 22,254
46,477 Bharat Electronics Ltd.
(Industrials) 81,313
3,411 Bharat Forge Ltd. (Consumer
Discretionary) 45,821
16,687 Bharat Heavy Electricals Ltd.
(Industrials) 34,107
12,703 Bharat Petroleum Corp. Ltd.
(Energy) 66,368
31,312 Bharti Airtel Ltd.
(Communication Services) 380,991
5,921 Biocon Ltd. (Health Care) 16,919
129 Bosch Ltd. (Consumer
Discretionary) 33,412
1,572 Britannia Industries Ltd.
(Consumer Staples) 91,474

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
5,026 Canara Bank (Financials) $ 24,291
8,251 CG Power & Industrial
Solutions Ltd. (Industrials) 44,464
5,254 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 70,402
7,093 Cipla Ltd. (Health Care) 103,111
27,596 Coal India Ltd. (Energy) 113,222
1,753 Colgate-Palmolive India Ltd.
(Consumer Staples) 46,166
3,548 Container Corp. Of India Ltd.
(Industrials) 33,015
1,795 Cummins India Ltd.
(Industrials) 41,092
7,812 Dabur India Ltd. (Consumer
Staples) 50,402
1,073 Dalmia Bharat Ltd. (Materials) 28,532
985 Deepak Nitrite Ltd. (Materials) 25,939
4,035 Delhivery Ltd. (Industrials)* 18,926
1,664 Divi's Laboratories Ltd. (Health
Care) 75,598
8,214 DLF Ltd. (Real Estate) 61,644
1,613 Dr. Reddy's Laboratories Ltd.
(Health Care) 111,954
1,839 Eicher Motors Ltd. (Consumer
Discretionary) 85,934
8,037 Embassy Office Parks REIT
(Real Estate) 31,049
13,547 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 28,558
35,668 GAIL India Ltd. (Utilities) 56,414
3,234 General Insurance Corp. of
India (Financials)
(a)
12,392
810 Gland Pharma Ltd. (Health
Care)*
(a)
17,237
4,891 Godrej Consumer Products Ltd.
(Consumer Staples) 59,130
1,525 Godrej Properties Ltd. (Real
Estate)* 34,319
4,123 Grasim Industries Ltd.
(Materials) 99,150
492 Gujarat Fluorochemicals Ltd.
(Materials) 16,821
2,377 Gujarat Gas Ltd. (Utilities) 12,346
2,912 Havells India Ltd. (Industrials) 45,487
13,775 HCL Technologies Ltd.
(Information Technology) 221,490
1,035 HDFC Asset Management Co.
Ltd. (Financials)
(a)
36,855
36,293 HDFC Bank Ltd. (Financials) 678,391
12,883 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
106,710
1,744 Hero MotoCorp Ltd. (Consumer
Discretionary) 79,867
19,289 Hindalco Industries Ltd.
(Materials) 119,270
2,198 Hindustan Aeronautics Ltd.
(Industrials) 62,724
8,569 Hindustan Petroleum Corp. Ltd.
(Energy)* 35,697
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
11,627 Hindustan Unilever Ltd.
(Consumer Staples) $ 354,908
40 Honeywell Automation India
Ltd. (Information Technology) 17,581
67,348 ICICI Bank Ltd. (Financials) 755,057
3,137 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
55,673
5,073 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
34,224
37,600 IDFC First Bank Ltd.
(Financials)* 38,414
3,144 Indian Bank (Financials) 14,963
11,257 Indian Hotels Co. Ltd.
(Consumer Discretionary) 56,924
49,578 Indian Oil Corp. Ltd. (Energy) 66,436
3,988 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 33,750
23,194 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
20,762
4,623 Indraprastha Gas Ltd. (Utilities) 21,570
11,039 Indus Towers Ltd.
(Communication Services)* 24,409
7,454 IndusInd Bank Ltd. (Financials) 131,045
904 Info Edge India Ltd.
(Communication Services) 49,984
46,703 Infosys Ltd. (Information
Technology) 814,928
1,396 InterGlobe Aviation Ltd.
(Industrials)*
(a)
45,287
38,808 ITC Ltd. (Consumer Staples) 202,803
3,950 Jindal Stainless Ltd. (Materials) 23,744
5,028 Jindal Steel & Power Ltd.
(Materials) 40,444
44,104 Jio Financial Services Ltd.
(Financials)* 121,322
4,895 JSW Energy Ltd. (Utilities) 23,969
12,338 JSW Steel Ltd. (Materials) 118,522
5,161 Jubilant Foodworks Ltd.
(Consumer Discretionary) 34,709
14,220 Kotak Mahindra Bank Ltd.
(Financials) 299,333
320 L&T Technology Services Ltd.
(Industrials)
(a)
18,299
8,970 Larsen & Toubro Ltd.
(Industrials) 334,432
3,054 Life Insurance Corp. of India
(Financials) 24,884
270 Linde India Ltd. (Materials) 18,592
1,207 LTIMindtree Ltd. (Information
Technology)
(a)
80,135
3,183 Lupin Ltd. (Health Care) 48,890
3,050 Macrotech Developers Ltd.
(Real Estate)
(a)
32,247
7,495 Mahindra & Mahindra Financial
Services Ltd. (Financials) 24,653
11,530 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 227,818
447 Mankind Pharma Ltd. (Health
Care)* 10,171

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,907 Marico Ltd. (Consumer Staples) $ 44,613
1,708 Maruti Suzuki India Ltd.
(Consumer Discretionary) 217,278
2,919 Max Financial Services Ltd.
(Financials)* 35,675
9,642 Max Healthcare Institute Ltd.
(Health Care) 73,511
402 Mazagon Dock Shipbuilders
Ltd. (Industrials) 9,703
1,121 Mphasis Ltd. (Information
Technology) 31,652
40 MRF Ltd. (Consumer
Discretionary) 53,569
1,477 Muthoot Finance Ltd.
(Financials) 26,246
454 Nestle India Ltd. (Consumer
Staples) 131,943
36,471 NHPC Ltd. (Utilities) 23,791
15,205 NMDC Ltd. (Materials) 33,093
61,554 NTPC Ltd. (Utilities) 192,869
1,619 Oberoi Realty Ltd. (Real Estate) 27,196
50,382 Oil & Natural Gas Corp. Ltd.
(Energy) 117,778
2,651 One 97 Communications Ltd.
(Financials)* 27,842
313 Oracle Financial Services
Software Ltd. (Information
Technology) 15,054
84 Page Industries Ltd. (Consumer
Discretionary) 37,530
947 Patanjali Foods Ltd. (Consumer
Staples) 15,900
3,136 PB Fintech Ltd. (Financials)* 31,327
668 Persistent Systems Ltd.
(Information Technology) 51,265
9,600 Petronet LNG Ltd. (Energy) 23,346
1,074 PI Industries Ltd. (Materials) 48,564
2,018 Pidilite Industries Ltd.
(Materials) 61,763
583 Polycab India Ltd. (Industrials) 36,828
19,203 Power Finance Corp. Ltd.
(Financials) 77,117
58,868 Power Grid Corp. of India Ltd.
(Utilities) 147,499
132 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 27,288
28,087 Punjab National Bank
(Financials) 26,136
7,360 Rail Vikas Nigam Ltd.
(Industrials) 14,492
16,506 REC Ltd. (Financials) 69,018
44,553 Reliance Industries Ltd.
(Energy) 1,270,150
27,104 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 29,917
3,863 SBI Cards & Payment Services
Ltd. (Financials) 34,239
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
5,883 SBI Life Insurance Co. Ltd.
(Financials)
(a)
$ 101,249
543 Schaeffler India Ltd.
(Industrials) 18,480
134 Shree Cement Ltd. (Materials) 42,970
3,146 Shriram Finance Ltd.
(Financials) 75,721
1,170 Siemens Ltd. (Industrials) 51,315
320 Solar Industries India Ltd.
(Materials) 24,132
3,636 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
24,329
1,969 SRF Ltd. (Materials) 55,896
23,235 State Bank of India (Financials) 157,350
19,115 Steel Authority of India Ltd.
(Materials) 21,156
14,038 Sun Pharmaceutical Industries
Ltd. (Health Care) 206,352
763 Supreme Industries Ltd.
(Materials) 40,542
128,541 Suzlon Energy Ltd.
(Industrials)* 62,811
1,487 Tata Communications Ltd.
(Communication Services) 30,412
13,188 Tata Consultancy Services Ltd.
(Information Technology) 551,534
7,813 Tata Consumer Products Ltd.
(Consumer Staples) 88,137
453 Tata Elxsi Ltd. (Information
Technology) 44,830
22,439 Tata Motors Ltd. (Consumer
Discretionary) 190,073
6,147 Tata Motors Ltd., Class A
(Consumer Discretionary) 35,219
22,436 Tata Power Co. Ltd. (The)
(Utilities) 72,075
105,029 Tata Steel Ltd. (Materials) 161,082
8,079 Tech Mahindra Ltd.
(Information Technology) 118,283
490 Thermax Ltd. (Industrials) 14,895
4,844 Titan Co. Ltd. (Consumer
Discretionary) 202,755
1,252 Torrent Pharmaceuticals Ltd.
(Health Care) 31,926
2,372 Trent Ltd. (Consumer
Discretionary) 79,272
1,347 Tube Investments of India Ltd.
(Consumer Discretionary) 54,373
3,057 TVS Motor Co. Ltd. (Consumer
Discretionary) 68,348
1,485 UltraTech Cement Ltd.
(Materials) 160,329
19,291 Union Bank of India Ltd.
(Financials) 24,948
985 United Breweries Ltd.
(Consumer Staples) 19,451
3,944 United Spirits Ltd. (Consumer
Staples) 49,604
6,868 UPL Ltd. (Materials) 46,997

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,146 Varun Beverages Ltd.
(Consumer Staples) $ 81,437
496 Vedant Fashions Ltd.
(Consumer Discretionary) 8,151
14,802 Vedanta Ltd. (Materials) 41,419
105,388 Vodafone Idea Ltd.
(Communication Services)* 16,492
3,051 Voltas Ltd. (Industrials) 30,291
18,259 Wipro Ltd. (Information
Technology) 90,437
545 WNS Holdings Ltd. ADR
(Industrials)* 32,417
167,803 Yes Bank Ltd. (Financials)* 38,936
50,074 Zomato Ltd. (Consumer
Discretionary)* 71,184
3,359 Zydus Lifesciences Ltd. (Health
Care) 25,680
16,216,331
Indonesia – 2.0%
145,549 Adaro Energy Indonesia Tbk PT
(Energy) 24,587
88,481 Adaro Minerals Indonesia Tbk
PT (Materials)* 7,559
171,029 Amman Mineral Internasional
PT (Materials)* 79,395
114,896 Aneka Tambang Tbk (Materials) 12,890
267,003 Astra International Tbk PT
(Industrials) 92,960
680,975 Bank Central Asia Tbk PT
(Financials) 394,052
472,796 Bank Mandiri Persero Tbk PT
(Financials) 178,327
197,812 Bank Negara Indonesia Persero
Tbk PT (Financials) 67,277
914,288 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 310,952
355,026 Barito Pacific Tbk PT
(Materials) 23,920
90,852 Chandra Asri Petrochemical Tbk
PT (Materials) 17,280
99,738 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 33,439
299,162 Dayamitra Telekomunikasi PT
(Communication Services) 13,888
203,103 Elang Mahkota Teknologi Tbk
PT (Communication Services) 8,446
9,972,881 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 62,371
6,287 Gudang Garam Tbk PT
(Consumer Staples) 8,563
34,991 Indah Kiat Pulp & Paper Tbk
PT (Materials) 19,797
21,538 Indocement Tunggal Prakarsa
Tbk PT (Materials) 14,164
31,272 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 23,288
60,387 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 25,015
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
17,992 Indosat Tbk PT
(Communication Services) $ 11,049
251,063 Kalbe Farma Tbk PT (Health
Care) 26,142
45,001 Mayora Indah Tbk PT
(Consumer Staples) 7,399
137,510 Merdeka Battery Materials Tbk
PT (Materials)* 5,630
163,857 Merdeka Copper Gold Tbk PT
(Materials)* 26,728
20,998 Pantai Indah Kapuk Dua Tbk
PT (Materials)* 6,363
264,979 Sarana Menara Nusantara Tbk
PT (Communication Services) 17,084
44,142 Semen Indonesia Persero Tbk
PT (Materials) 18,499
250,039 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 46,268
617,449 Telkom Indonesia Persero Tbk
PT (Communication Services) 149,685
64,342 Tower Bersama Infrastructure
Tbk PT (Communication
Services) 8,504
104,045 Trimegah Bangun Persada Tbk
PT (Materials) 6,809
78,294 Unilever Indonesia Tbk PT
(Consumer Staples) 18,425
18,669 United Tractors Tbk PT
(Energy) 26,360
27,860 Vale Indonesia Tbk PT
(Materials) 8,083
1,801,198
Kuwait – 0.8%
20,101 Agility Public Warehousing Co.
KSC (Industrials)* 35,156
17,139 Boubyan Bank KSCP
(Financials) 32,363
27,685 Gulf Bank KSCP (Financials) 22,686
134,371 Kuwait Finance House KSCP
(Financials) 304,212
8,620 Mabanee Co KPSC (Real
Estate) 23,396
27,732 Mobile Telecommunications
Co. KSCP (Communication
Services) 43,922
97,093 National Bank of Kuwait SAKP
(Financials) 278,307
740,042
Luxembourg – 0.1%
1,793 Reinet Investments SCA
(Financials) 41,867
Mexico – 2.7%
62,682 Alfa SAB de CV, Class A
(Industrials) 45,718
418,958 America Movil SAB de CV,
Series B (Communication
Services) 378,887

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
6,153 Arca Continental SAB de CV
(Consumer Staples) $ 62,818
23,327 Becle SAB de CV (Consumer
Staples) 39,560
196,651 Cemex SAB de CV, Series CPO
(Materials)* 136,636
6,907 Coca-Cola Femsa SAB de CV
(Consumer Staples) 58,042
2,828 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 16,468
37,962 Fibra Uno Administracion SA
de CV REIT (Real Estate) 61,079
28,127 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 357,637
2,338 Gruma SAB de CV, Class B
(Consumer Staples) 43,321
5,071 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 77,229
2,418 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 57,079
17,718 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 89,388
6,550 Grupo Carso SAB de CV, Series
A1 (Industrials) 60,167
5,878 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 34,551
679 Grupo Elektra SAB DE CV
(Financials) 46,331
37,510 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 348,746
25,891 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 63,269
40,921 Grupo Mexico SAB de CV,
Series B (Materials) 187,533
2,472 Industrias Penoles SAB de CV
(Materials)* 36,251
21,445 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 43,380
12,073 Orbia Advance Corp. SAB de
CV (Materials) 25,777
64,826 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 254,095
2,523,962
Philippines – 0.6%
129,152 ACEN Corp. (Utilities) 11,172
3,165 Ayala Corp. (Industrials) 37,873
76,736 Ayala Land, Inc. (Real Estate) 43,146
26,478 Bank of the Philippine Islands
(Financials) 49,291
27,380 BDO Unibank, Inc. (Financials) 65,872
10,773 International Container
Terminal Services, Inc.
(Industrials) 41,896
40,512 JG Summit Holdings, Inc.
(Industrials) 28,108
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
6,237 Jollibee Foods Corp. (Consumer
Discretionary) $ 25,470
3,997 Manila Electric Co. (Utilities) 25,931
24,705 Metropolitan Bank & Trust Co.
(Financials) 22,239
1,144 PLDT, Inc. (Communication
Services) 26,554
6,304 SM Investments Corp.
(Industrials) 93,043
148,387 SM Prime Holdings, Inc. (Real
Estate) 86,374
12,127 Universal Robina Corp.
(Consumer Staples) 24,695
581,664
Qatar – 0.9%
44,549 Commercial Bank PSQC (The)
(Financials) 65,215
23,375 Dukhan Bank (Financials) 24,794
26,286 Industries Qatar QSC
(Industrials) 90,243
91,306 Masraf Al Rayan QSC
(Financials) 62,342
59,402 Mesaieed Petrochemical
Holding Co. (Materials) 27,392
9,243 Ooredoo QPSC
(Communication Services) 26,122
6,421 Qatar Electricity & Water Co.
QSC (Utilities) 29,768
7,757 Qatar Fuel QSC (Energy) 33,917
46,708 Qatar Gas Transport Co. Ltd.
(Energy) 41,564
14,676 Qatar International Islamic
Bank QSC (Financials) 40,429
21,710 Qatar Islamic Bank (Financials) 113,290
57,748 Qatar National Bank QPSC
(Financials) 249,009
804,085
Russia – 0.0%
12,708 Alrosa PJSC (Materials)
(c)
—
801 Gazprom Neft PJSC (Energy)
(c)
—
49,291 Gazprom PJSC (Energy)*
(c)
—
1,413 LUKOIL PJSC (Energy)
(c)
—
263 MMC Norilsk Nickel PJSC
(Materials)*
(c)
—
4,560 Mobile TeleSystems PJSC
(Communication Services)
(c)
—
3,099 Novatek PJSC (Energy)
(c)
—
5,287 Novolipetsk Steel PJSC
(Materials)*
(c)
—
780 PIK Group PJSC (Consumer
Discretionary)*
(c)
—
1,389 Polymetal International PLC
(Materials)*
(c)
—
128 Polyus PJSC (Materials)*
(c)
—
5,078 Rosneft Oil Co. PJSC
(Energy)
(c)
—
44,370 Sberbank of Russia PJSC
(Financials)
(c)
—

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
969 Severstal PAO (Materials)*
(c)
$ —
146,300 Surgutneftegas PJSC (Energy)
(c)
—
6,047 Tatneft PJSC (Energy)
(c)
—
6,503 United Co RUSAL International
PJSC (Materials)*
(c)
—
1,289 Yandex NV, Class A
(Communication Services)*
(c)
—
—
Saudi Arabia – 3.9%
1,744 ACWA Power Co. (Utilities) 106,458
1,752 Advanced Petrochemical Co.
(Materials) 17,466
25,488 Al Rajhi Bank (Financials) 519,068
12,744 Alinma Bank (Financials) 121,614
3,237 Almarai Co. JSC (Consumer
Staples) 48,147
8,796 Arab National Bank (Financials) 56,272
319 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 26,479
6,504 Bank AlBilad (Financials) 66,314
7,675 Banque Saudi Fransi
(Financials) 76,515
985 Bupa Arabia for Cooperative
Insurance Co. (Financials) 52,355
946 Co. for Cooperative Insurance
(The) (Financials) 31,067
1,083 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 81,409
356 Elm Co. (Information
Technology) 70,659
5,020 Etihad Etisalat Co.
(Communication Services) 61,822
8,028 Jarir Marketing Co. (Consumer
Discretionary) 31,200
1,218 Mouwasat Medical Services Co.
(Health Care) 36,558
500 Nahdi Medical Co. (Consumer
Staples) 18,099
5,783 Rabigh Refining &
Petrochemical Co. (Energy)* 16,803
19,116 Riyad Bank (Financials) 136,051
3,046 SABIC Agri-Nutrients Co.
(Materials) 111,723
4,669 Sahara International
Petrochemical Co. (Materials) 40,262
15,751 Saudi Arabian Mining Co.
(Materials)* 167,314
56,982 Saudi Arabian Oil Co.
(Energy)
(a)
504,279
670 Saudi Aramco Base Oil Co.
(Materials) 24,503
13,016 Saudi Awwal Bank (Financials) 120,567
11,710 Saudi Basic Industries Corp.
(Materials) 247,216
10,180 Saudi Electricity Co. (Utilities) 49,007
4,804 Saudi Industrial Investment
Group (Materials) 28,838
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
10,051 Saudi Kayan Petrochemical Co.
(Materials)* $ 30,328
38,232 Saudi National Bank (The)
(Financials) 356,180
627 Saudi Tadawul Group Holding
Co. (Financials) 30,552
23,419 Saudi Telecom Co.
(Communication Services) 240,027
3,586 Savola Group (The) (Consumer
Staples) 35,846
3,683 Yanbu National Petrochemical
Co. (Materials) 36,963
3,597,961
South Africa – 2.7%
10,142 Absa Group Ltd. (Financials) 92,996
1,396 African Rainbow Minerals Ltd.
(Materials) 13,387
723 Anglo American Platinum Ltd.
(Materials) 30,432
4,757 Aspen Pharmacare Holdings
Ltd. (Health Care) 46,473
4,350 Bid Corp. Ltd. (Consumer
Staples) 94,867
4,402 Bidvest Group Ltd. (The)
(Industrials) 54,768
1,259 Capitec Bank Holdings Ltd.
(Financials) 130,266
3,233 Clicks Group Ltd. (Consumer
Staples) 50,353
7,041 Discovery Ltd. (Financials) 49,432
3,186 Exxaro Resources Ltd. (Energy) 31,566
65,100 FirstRand Ltd. (Financials) 231,646
11,442 Gold Fields Ltd. (Materials) 171,968
11,536 Impala Platinum Holdings Ltd.
(Materials) 46,649
2,787 Investec Ltd. (Financials) 17,715
759 Kumba Iron Ore Ltd.
(Materials) 23,722
21,889 MTN Group Ltd.
(Communication Services) 118,905
4,216 MultiChoice Group
(Communication Services)* 15,053
2,417 Naspers Ltd., Class N
(Consumer Discretionary)* 443,038
5,658 Nedbank Group Ltd.
(Financials) 63,835
4,398 Northam Platinum Holdings
Ltd. (Materials) 28,235
65,279 Old Mutual Ltd. (Financials) 39,615
11,172 OUTsurance Group Ltd.
(Financials) 24,467
21,176 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
20,807
6,691 Remgro Ltd. (Financials) 51,272
21,399 Sanlam Ltd. (Financials) 76,686
7,676 Sasol Ltd. (Materials) 84,861
6,278 Shoprite Holdings Ltd.
(Consumer Staples) 85,192

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
37,463 Sibanye Stillwater Ltd.
(Materials) $ 41,120
17,583 Standard Bank Group Ltd.
(Financials) 185,777
7,846 Vodacom Group Ltd.
(Communication Services)
(b)
40,162
11,984 Woolworths Holdings Ltd.
(Consumer Discretionary) 42,687
2,447,952
South Korea – 12.3%
491 Alteogen, Inc. (Health Care)* 30,446
398 Amorepacific Corp. (Consumer
Staples) 39,888
353 AMOREPACIFIC Group
(Consumer Staples) 7,579
93 BGF retail Co. Ltd. (Consumer
Staples) 9,782
3,809 BNK Financial Group, Inc.
(Financials) 21,168
1,301 Celltrion Healthcare Co. Ltd.
(Health Care) 75,127
264 Celltrion Pharm, Inc. (Health
Care)* 16,391
1,431 Celltrion, Inc. (Health Care) 180,684
902 Cheil Worldwide, Inc.
(Communication Services) 13,682
49 Chunbo Co. Ltd. (Materials) 4,094
94 CJ CheilJedang Corp.
(Consumer Staples) 22,514
179 CJ Corp. (Industrials) 12,764
133 CJ ENM Co. Ltd.
(Communication Services)* 7,897
93 CJ Logistics Corp. (Industrials) 8,153
274 CosmoAM&T Co. Ltd.
(Information Technology)* 34,979
717 Coway Co. Ltd. (Consumer
Discretionary) 27,787
313 CS Wind Corp. (Industrials) 12,979
2,558 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 9,200
488 DB HiTek Co. Ltd. (Information
Technology) 23,414
582 DB Insurance Co. Ltd.
(Financials) 37,758
354 DL E&C Co. Ltd. (Industrials) 10,509
409 Dongsuh Cos., Inc. (Consumer
Staples) 5,811
634 Doosan Bobcat, Inc.
(Industrials) 22,409
88 Doosan Co. Ltd. (Industrials) 6,282
5,650 Doosan Enerbility Co. Ltd.
(Industrials)* 69,193
545 Doosan Fuel Cell Co. Ltd.
(Industrials)* 10,265
587 Ecopro BM Co. Ltd.
(Industrials) 124,666
264 Ecopro Co. Ltd. (Materials) 153,061
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
227 E-MART, Inc. (Consumer
Staples) $ 13,337
220 F&F Co. Ltd. (Consumer
Discretionary) 14,648
540 Fila Holdings Corp. (Consumer
Discretionary) 16,010
51 Green Cross Corp. (Health
Care) 4,530
767 GS Engineering & Construction
Corp. (Industrials) 9,637
585 GS Holdings Corp. (Industrials) 18,727
543 GS Retail Co. Ltd. (Consumer
Staples) 10,038
3,764 Hana Financial Group, Inc.
(Financials) 121,513
313 Hanjin Kal Corp. (Industrials) 13,077
897 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 31,530
88 Hanmi Pharm Co. Ltd. (Health
Care) 20,974
266 Hanmi Science Co. Ltd. (Health
Care) 7,381
542 Hanmi Semiconductor Co. Ltd.
(Information Technology) 26,719
2,111 Hanon Systems (Consumer
Discretionary) 11,863
131 Hansol Chemical Co. Ltd.
(Materials) 20,409
91 Hanssem Co. Ltd. (Consumer
Discretionary) 3,632
446 Hanwha Aerospace Co. Ltd.
(Industrials) 43,523
448 Hanwha Corp. (Industrials) 8,889
3,637 Hanwha Life Insurance Co. Ltd.
(Financials)* 7,795
2,559 Hanwha Ocean Co. Ltd.
(Industrials)* 54,149
1,348 Hanwha Solutions Corp.
(Materials)* 34,898
720 Hanwha Systems Co. Ltd.
(Industrials) 8,985
540 HD Hyundai Co. Ltd. (Energy) 25,239
265 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 25,716
1,620 HD Hyundai Infracore Co. Ltd.
(Industrials) 9,807
587 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 50,822
356 Hite Jinro Co. Ltd. (Consumer
Staples) 6,098
409 HL Mando Co. Ltd. (Consumer
Discretionary) 11,302
1,525 HLB, Inc. (Health Care)* 37,707
3,146 HMM Co. Ltd. (Industrials) 37,772
365 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 18,559
87 Hugel, Inc. (Health Care)* 10,277

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
229 HYBE Co. Ltd.
(Communication Services)* $ 38,251
40 Hyosung Advanced Materials
Corp. (Materials) 12,231
41 Hyosung TNC Corp. (Materials) 12,124
89 Hyundai Autoever Corp.
(Information Technology) 12,762
177 Hyundai Department Store Co.
Ltd. (Consumer Discretionary) 6,969
270 Hyundai Elevator Co. Ltd.
(Industrials) 9,271
947 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 26,315
231 Hyundai Glovis Co. Ltd.
(Industrials) 31,101
767 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 18,549
310 Hyundai Mipo Dockyard Co.
Ltd. (Industrials)* 19,487
809 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 143,596
1,753 Hyundai Motor Co. (Consumer
Discretionary) 250,419
902 Hyundai Rotem Co. Ltd.
(Industrials)* 18,562
1,083 Hyundai Steel Co. (Materials) 29,548
3,316 Industrial Bank of Korea
(Financials) 30,406
359 JYP Entertainment Corp.
(Communication Services) 26,713
3,910 Kakao Corp. (Communication
Services) 153,048
491 Kakao Games Corp.
(Communication Services)* 10,028
2,869 KakaoBank Corp. (Financials) 58,263
276 Kakaopay Corp. (Financials)* 9,862
1,575 Kangwon Land, Inc. (Consumer
Discretionary) 18,922
4,849 KB Financial Group, Inc.
(Financials) 196,944
47 KCC Corp. (Materials) 7,596
177 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 8,396
226 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 6,096
3,226 Kia Corp. (Consumer
Discretionary) 214,792
177 KIWOOM Securities Co. Ltd.
(Financials) 12,663
938 Korea Aerospace Industries Ltd.
(Industrials) 33,699
3,450 Korea Electric Power Corp.
(Utilities)* 50,407
365 Korea Gas Corp. (Utilities)* 7,030
536 Korea Investment Holdings Co.
Ltd. (Financials) 24,886
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
130 Korea Zinc Co. Ltd. (Materials) $ 49,525
2,474 Korean Air Lines Co. Ltd.
(Industrials) 43,050
398 Krafton, Inc. (Communication
Services)* 65,709
847 KT Corp. (Communication
Services) 22,026
1,475 KT&G Corp. (Consumer
Staples) 100,837
399 Kum Yang Co. Ltd. (Materials)* 39,679
220 Kumho Petrochemical Co. Ltd.
(Materials) 21,827
319 L&F Co. Ltd. (Information
Technology) 43,592
132 LEENO Industrial, Inc.
(Information Technology) 20,442
623 LG Chem Ltd. (Materials) 241,928
1,164 LG Corp. (Industrials) 75,877
2,923 LG Display Co. Ltd.
(Information Technology)* 28,366
1,394 LG Electronics, Inc. (Consumer
Discretionary) 110,967
535 LG Energy Solution Ltd.
(Industrials)* 188,472
131 LG H&H Co. Ltd. (Consumer
Staples) 33,863
181 LG Innotek Co. Ltd.
(Information Technology) 33,390
2,963 LG Uplus Corp.
(Communication Services) 24,115
229 Lotte Chemical Corp.
(Materials) 27,370
406 Lotte Corp. (Industrials) 8,811
267 Lotte Energy Materials Corp.
(Information Technology) 9,313
135 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 8,005
228 LS Corp. (Industrials) 14,968
1,393 Meritz Financial Group, Inc.
(Financials)* 59,924
3,404 Mirae Asset Securities Co. Ltd.
(Financials) 18,918
1,755 NAVER Corp. (Communication
Services) 282,944
180 NCSoft Corp. (Communication
Services) 36,554
274 Netmarble Corp.
(Communication Services)*
(a)
12,615
1,754 NH Investment & Securities Co.
Ltd. (Financials) 13,949
44 NongShim Co. Ltd. (Consumer
Staples) 13,829
174 OCI Holdings Co. Ltd.
(Materials) 13,325
308 Orion Corp. (Consumer Staples) 28,099
2,825 Pan Ocean Co. Ltd. (Industrials) 9,908
401 Pearl Abyss Corp.
(Communication Services)* 11,749

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
670 Posco DX Co. Ltd. (Information
Technology) $ 29,757
362 POSCO Future M Co. Ltd.
(Industrials) 91,051
938 POSCO Holdings, Inc.
(Materials) 351,164
674 Posco International Corp.
(Industrials) 29,882
227 S-1 Corp. (Industrials) 10,592
226 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
127,001
1,075 Samsung C&T Corp.
(Industrials) 99,405
316 Samsung Card Co. Ltd.
(Financials) 8,083
721 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 81,424
63,217 Samsung Electronics Co. Ltd.
(Information Technology) 3,567,180
2,060 Samsung Engineering Co. Ltd.
(Industrials)* 40,317
404 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 81,417
8,566 Samsung Heavy Industries Co.
Ltd. (Industrials)* 52,983
1,027 Samsung Life Insurance Co.
Ltd. (Financials) 55,722
671 Samsung SDI Co. Ltd.
(Information Technology) 245,485
491 Samsung SDS Co. Ltd.
(Information Technology) 64,089
811 Samsung Securities Co. Ltd.
(Financials) 24,641
491 SD Biosensor, Inc. (Health
Care) 4,323
5,873 Shinhan Financial Group Co.
Ltd. (Financials) 167,976
91 Shinsegae, Inc. (Consumer
Discretionary) 11,998
362 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 24,159
314 SK Bioscience Co. Ltd. (Health
Care)* 16,550
133 SK Chemicals Co. Ltd.
(Materials) 6,629
6,998 SK Hynix, Inc. (Information
Technology) 726,297
359 SK IE Technology Co. Ltd.
(Materials)*
(a)
19,757
724 SK Innovation Co. Ltd.
(Energy)* 80,304
1,307 SK Networks Co. Ltd.
(Industrials) 5,744
1,340 SK Square Co. Ltd.
(Industrials)* 52,971
1,392 SK Telecom Co. Ltd.
(Communication Services) 56,321
453 SK, Inc. (Industrials) 57,444
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
226 SKC Co. Ltd. (Materials) $ 16,992
540 S-Oil Corp. (Energy) 28,546
49 Soulbrain Co. Ltd. (Materials) 10,520
1,161 SSANGYONG C&E Co. Ltd.
(Materials) 5,426
174 Studio Dragon Corp.
(Communication Services)* 7,296
227 Wemade Co. Ltd.
(Communication Services) 9,431
409 WONIK IPS Co. Ltd.
(Information Technology) 10,779
8,295 Woori Financial Group, Inc.
(Financials) 83,712
712 Yuhan Corp. (Health Care) 33,830
11,344,125
Taiwan – 16.1%
6,683 Accton Technology Corp.
(Information Technology) 114,022
39,569 Acer, Inc. (Information
Technology) 44,585
5,696 Advantech Co. Ltd.
(Information Technology) 64,454
938 Alchip Technologies Ltd.
(Information Technology) 93,380
47,956 ASE Technology Holding Co.
Ltd. (Information Technology) 196,491
33,967 Asia Cement Corp. (Materials) 45,340
3,861 Asia Vital Components Co. Ltd.
(Information Technology) 38,066
357 ASMedia Technology, Inc.
(Information Technology) 16,456
402 ASPEED Technology, Inc.
(Information Technology) 37,897
9,285 Asustek Computer, Inc.
(Information Technology) 116,954
77,353 AUO Corp. (Information
Technology)* 40,484
8,747 Catcher Technology Co. Ltd.
(Information Technology) 54,459
134,999 Cathay Financial Holding Co.
Ltd. (Financials)* 200,943
19,654 Chailease Holding Co. Ltd.
(Financials) 117,018
77,794 Chang Hwa Commercial Bank
Ltd. (Financials) 44,326
28,619 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 43,102
7,803 Chicony Electronics Co. Ltd.
(Information Technology) 39,839
37,819 China Airlines Ltd. (Industrials) 25,544
212,929 China Development Financial
Holding Corp. (Financials)* 86,562
158,379 China Steel Corp. (Materials) 132,827
5,387 Chroma ATE, Inc. (Information
Technology) 37,074
49,445 Chunghwa Telecom Co. Ltd.
(Communication Services) 189,138

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
52,679 Compal Electronics, Inc.
(Information Technology) $ 52,106
236,535 CTBC Financial Holding Co.
Ltd. (Financials) 207,082
24,991 Delta Electronics, Inc.
(Information Technology) 253,190
11,930 E Ink Holdings, Inc.
(Information Technology) 69,884
195,613 E.Sun Financial Holding Co.
Ltd. (Financials) 160,297
2,967 Eclat Textile Co. Ltd.
(Consumer Discretionary) 56,320
3,811 Elite Material Co. Ltd.
(Information Technology) 46,357
805 eMemory Technology, Inc.
(Information Technology) 64,807
35,179 Eva Airways Corp. (Industrials) 35,247
13,095 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 46,947
38,901 Far Eastern New Century Corp.
(Industrials) 38,104
21,179 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 56,202
8,298 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 48,741
140,793 First Financial Holding Co. Ltd.
(Financials) 124,839
57,703 Formosa Chemicals & Fibre
Corp. (Materials) 118,583
18,347 Formosa Petrochemical Corp.
(Energy) 49,920
70,443 Formosa Plastics Corp.
(Materials) 182,196
1,301 Formosa Sumco Technology
Corp. (Information Technology) 6,830
12,514 Foxconn Technology Co. Ltd.
(Information Technology) 21,351
109,565 Fubon Financial Holding Co.
Ltd. (Financials) 225,864
4,257 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 25,891
7,003 Gigabyte Technology Co. Ltd.
(Information Technology) 56,042
1,167 Global Unichip Corp.
(Information Technology) 61,637
2,736 Globalwafers Co. Ltd.
(Information Technology) 51,147
4,213 Gold Circuit Electronics Ltd.
(Information Technology) 30,748
23,329 Highwealth Construction Corp.
(Real Estate) 30,580
3,684 Hiwin Technologies Corp.
(Industrials) 26,946
155,325 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 504,657
4,221 Hotai Motor Co. Ltd.
(Consumer Discretionary) 95,932
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
131,237 Hua Nan Financial Holdings
Co. Ltd. (Financials) $ 93,471
114,048 Innolux Corp. (Information
Technology)* 45,999
41,495 Inventec Corp. (Information
Technology) 56,318
1,257 Largan Precision Co. Ltd.
(Information Technology) 96,166
28,940 Lite-On Technology Corp.
(Information Technology) 101,901
1,166 Lotes Co. Ltd. (Information
Technology) 34,562
24,047 Macronix International Co. Ltd.
(Information Technology) 22,169
19,564 MediaTek, Inc. (Information
Technology) 591,805
140,256 Mega Financial Holding Co.
Ltd. (Financials) 177,340
2,918 Merida Industry Co. Ltd.
(Consumer Discretionary) 17,514
9,517 Micro-Star International Co.
Ltd. (Information Technology) 55,902
1,027 momo.com, Inc. (Consumer
Discretionary) 17,029
72,948 Nan Ya Plastics Corp.
(Materials) 159,019
2,825 Nan Ya Printed Circuit Board
Corp. (Information Technology) 22,426
15,388 Nanya Technology Corp.
(Information Technology) 36,943
2,507 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 27,365
7,491 Novatek Microelectronics Corp.
(Information Technology) 122,532
4,131 Oneness Biotech Co. Ltd.
(Health Care) 27,108
25,618 Pegatron Corp. (Information
Technology) 66,587
3,320 PharmaEssentia Corp. (Health
Care)* 38,737
2,193 Phison Electronics Corp.
(Information Technology) 33,941
3,503 Polaris Group (Health Care)* 8,107
31,052 Pou Chen Corp. (Consumer
Discretionary) 30,714
39,129 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology) 37,701
8,797 Powertech Technology, Inc.
(Information Technology) 31,538
7,359 President Chain Store Corp.
(Consumer Staples) 63,484
30,732 Quanta Computer, Inc.
(Information Technology) 199,699
5,918 Realtek Semiconductor Corp.
(Information Technology) 85,152
21,983 Ruentex Development Co. Ltd.
(Real Estate)* 25,192

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
9,021 Ruentex Industries Ltd.
(Consumer Discretionary)* $ 18,192
60,082 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 86,738
177,093 Shin Kong Financial Holding
Co. Ltd. (Financials)* 51,076
6,955 Sino-American Silicon
Products, Inc. (Information
Technology) 40,741
140,246 SinoPac Financial Holdings Co.
Ltd. (Financials) 84,848
16,693 Synnex Technology
International Corp. (Information
Technology) 36,816
24,630 TA Chen Stainless Pipe
(Materials) 30,472
169,413 Taishin Financial Holding Co.
Ltd. (Financials) 99,240
81,651 Taiwan Business Bank
(Financials) 35,284
82,332 Taiwan Cement Corp.
(Materials) 92,110
138,368 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 119,367
8,745 Taiwan Fertilizer Co. Ltd.
(Materials) 17,831
27,858 Taiwan High Speed Rail Corp.
(Industrials) 26,841
22,796 Taiwan Mobile Co. Ltd.
(Communication Services) 71,803
311,461 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 5,752,657
27,283 Tatung Co. Ltd. (Industrials)* 35,239
23,013 Teco Electric and Machinery
Co. Ltd. (Industrials) 34,402
6,282 Tripod Technology Corp.
(Information Technology) 38,810
17,232 Unimicron Technology Corp.
(Information Technology) 97,633
61,562 Uni-President Enterprises Corp.
(Consumer Staples) 143,855
150,122 United Microelectronics Corp.
(Information Technology) 234,986
12,333 Vanguard International
Semiconductor Corp.
(Information Technology) 31,504
1,299 VisEra Technologies Co. Ltd.
(Information Technology) 12,745
940 Voltronic Power Technology
Corp. (Industrials) 48,444
36,381 Walsin Lihwa Corp.
(Industrials) 45,302
5,064 Walsin Technology Corp.
(Information Technology) 22,127
18,536 Wan Hai Lines Ltd. (Industrials) 27,709
4,623 Win Semiconductors Corp.
(Information Technology) 25,453
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
37,514 Winbond Electronics Corp.
(Information Technology) $ 34,044
35,084 Wistron Corp. (Information
Technology) 102,759
1,218 Wiwynn Corp. (Information
Technology) 68,620
20,589 WPG Holdings Ltd.
(Information Technology) 51,143
6,455 WT Microelectronics Co. Ltd.
(Information Technology) 24,485
5,154 Yageo Corp. (Information
Technology) 99,153
23,785 Yang Ming Marine Transport
Corp. (Industrials) 31,977
143,798 Yuanta Financial Holding Co.
Ltd. (Financials) 119,678
4,714 Yulon Finance Corp.
(Financials) 28,595
7,582 Yulon Motor Co. Ltd.
(Consumer Discretionary) 18,664
8,431 Zhen Ding Technology Holding
Ltd. (Information Technology) 27,932
14,823,104
Thailand – 1.8%
13,688 Advanced Info Service PCL,
NVDR (Communication
Services) 84,827
57,854 Airports of Thailand PCL,
NVDR (Industrials)* 97,856
111,837 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 11,763
13,478 B Grimm Power PCL, NVDR
(Utilities) 9,674
13,483 Bangkok Bank PCL, NVDR
(Financials) 57,876
89,564 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 66,834
102,660 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 22,763
4,203 Bangkok Life Assurance PCL,
NVDR (Financials) 2,354
54,340 Banpu PCL, NVDR (Energy) 11,508
13,469 Berli Jucker PCL, NVDR
(Consumer Staples) 10,051
107,415 BTS Group Holdings PCL,
NVDR (Industrials) 22,138
5,126 Bumrungrad Hospital PCL,
NVDR (Health Care) 32,495
4,616 Carabao Group PCL, NVDR
(Consumer Staples) 10,727
22,211 Central Pattana PCL, NVDR
(Real Estate) 42,777
8,685 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary)* 10,431
40,460 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 43,419

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
49,977 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) $ 28,272
9,651 Com7 PCL, NVDR (Consumer
Discretionary) 6,283
71,417 CP ALL PCL, NVDR
(Consumer Staples) 105,570
18,231 CP Axtra PCL, NVDR
(Consumer Staples) 13,993
4,685 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 10,355
4,052 Electricity Generating PCL,
NVDR (Utilities) 14,859
22,018 Energy Absolute PCL, NVDR
(Utilities) 27,853
8,951 Global Power Synergy PCL,
NVDR (Utilities) 11,578
62,825 Gulf Energy Development PCL,
NVDR (Utilities) 82,153
62,750 Home Product Center
PCL, NVDR (Consumer
Discretionary) 21,049
22,563 Indorama Ventures PCL, NVDR
(Materials) 15,714
13,053 Intouch Holdings PCL, NVDR
(Communication Services) 25,882
140,656 IRPC PCL, NVDR (Energy) 7,917
8,850 JMT Network Services PCL,
NVDR (Financials) 6,541
18,394 Kasikornbank PCL, NVDR
(Financials) 66,930
8,922 KCE Electronics PCL, NVDR
(Information Technology) 13,315
62,375 Krung Thai Bank PCL, NVDR
(Financials) 32,271
13,118 Krungthai Card PCL, NVDR
(Financials) 17,434
67,905 Land & Houses PCL, NVDR
(Real Estate) 14,864
40,903 Minor International
PCL, NVDR (Consumer
Discretionary) 31,685
9,120 Muangthai Capital PCL, NVDR
(Financials) 11,343
17,818 Ngern Tid Lor PCL, NVDR
(Financials) 11,599
22,317 Osotspa PCL, NVDR
(Consumer Staples) 14,528
18,027 PTT Exploration & Production
PCL, NVDR (Energy) 77,637
26,686 PTT Global Chemical PCL,
NVDR (Materials) 29,207
36,519 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 20,659
125,962 PTT PCL, NVDR (Energy) 124,431
9,170 Ratch Group PCL, NVDR
(Utilities) 8,472
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
13,681 SCB X PCL, NVDR
(Financials) $ 38,600
14,042 SCG Packaging PCL, NVDR
(Materials) 15,368
4,712 Siam Cement PCL (The),
NVDR (Materials) 38,443
22,315 Siam Global House
PCL, NVDR (Consumer
Discretionary) 10,657
9,605 Srisawad Corp. PCL, NVDR
(Financials) 12,082
112,622 Thai Beverage PCL (Consumer
Staples) 42,193
31,856 Thai Life Insurance PCL,
NVDR (Financials) 8,829
13,877 Thai Oil PCL, NVDR (Energy) 20,316
35,871 Thai Union Group PCL, NVDR
(Consumer Staples) 14,990
5,089 Tisco Financial Group PCL,
NVDR (Financials) 14,069
529,550 TMBThanachart Bank PCL,
NVDR (Financials) 23,183
8,601 TOA Paint Thailand PCL,
NVDR (Materials) 5,183
134,263 True Corp. PCL, NVDR
(Communication Services) 21,374
107,279 WHA Corp. PCL, NVDR (Real
Estate) 15,248
1,670,422
Turkey – 1.1%
1,173 AG Anadolu Grubu Holding AS
(Industrials) 7,741
8,708 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 3,709
35,396 Akbank TAS (Financials) 41,270
499 Akcansa Cimento AS
(Materials) 2,542
4,043 Akfen Yenilenebilir Enerji AS
(Utilities)* 2,480
1,749 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 5,231
2,606 Aksa Enerji Uretim AS
(Utilities) 3,109
1,795 Alarko Holding AS (Industrials) 6,271
941 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 3,369
2,247 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 5,125
2,691 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 10,344
42 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 339
1,296 Arcelik AS (Consumer
Discretionary) 6,104
16,202 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 27,426

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
2,823 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) $ 10,734
1,929 Aydem Yenilenebilir Enerji AS
(Utilities)* 1,464
989 Aygaz AS (Utilities) 4,604
1,077 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 682
5,603 Bera Holding AS (Industrials) 2,711
5,345 BIM Birlesik Magazalar AS
(Consumer Staples) 57,059
358 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 8,357
47 Borusan Yatirim ve Pazarlama
AS (Financials) 3,743
668 Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS (Consumer
Discretionary) 2,049
2,742 Can2 Termik AS (Utilities)* 1,817
42 Celebi Hava Servisi AS
(Industrials) 1,350
5,118 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 6,113
946 Coca-Cola Icecek AS
(Consumer Staples) 13,287
398 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 4,138
535 Deva Holding AS (Health Care) 1,516
12,924 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,913
623 Dogu Aras Enerji Yatirimlari AS
(Utilities) 1,332
987 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 8,388
231 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 2,670
4 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 1,594
2,016 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 3,367
26,517 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 6,774
3,237 Enerjisa Enerji AS (Utilities)
(a)
5,336
497 Enerya Enerji AS (Utilities)* 2,412
6,950 Enka Insaat ve Sanayi AS
(Industrials) 8,469
21,668 Eregli Demir ve Celik
Fabrikalari TAS (Materials)* 30,761
806 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 4,766
808 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 23,552
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
1,206 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) $ 2,320
1,744 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 4,969
1,028 Gubre Fabrikalari TAS
(Materials)* 13,539
13,410 Haci Omer Sabanci Holding AS
(Financials) 28,329
13,187 Hektas Ticaret TAS (Materials)* 10,192
492 Investco Holding AS
(Financials)* 5,875
6,372 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 4,594
7,625 Is Yatirim Menkul Degerler AS
(Financials) 8,176
1,795 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 2,159
7,628 Izmir Demir Celik Sanayi AS
(Materials)* 1,523
309 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,544
1,432 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 3,710
3,057 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials) 2,456
543 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials) 379
10,273 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials) 8,795
1,387 Kayseri Seker Fabrikasi AS
(Consumer Staples) 1,945
3,090 Kiler Holding AS (Industrials)* 3,701
854 Kimteks Poliuretan Sanayi VE
Ticaret AS (Materials) 2,020
8,707 KOC Holding AS (Industrials) 42,702
2,058 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,174
939 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 8,291
3 Konya Cimento Sanayii AS
(Materials)* 968
892 Kordsa Teknik Tekstil AS
(Consumer Discretionary) 2,592
13,237 Koza Altin Isletmeleri AS
(Materials) 10,662
2,556 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 4,890
1,032 Logo Yazilim Sanayi Ve Ticaret
AS (Information Technology) 2,826
3,541 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities) 1,878

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
1,882 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
$ 6,614
3,137 MIA Teknoloji AS (Information
Technology)* 4,260
1,212 Migros Ticaret AS (Consumer
Staples) 15,112
1,035 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
5,381
353 Nuh Cimento Sanayi AS
(Materials) 3,967
15,299 ODAS Elektrik Uretim ve
Sanayi Ticaret AS (Utilities)* 5,796
443 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 6,783
3,416 Oyak Cimento Fabrikalari AS
(Materials)* 7,720
581 Pegasus Hava Tasimaciligi AS
(Industrials)* 14,197
2,110 Penta Teknoloji Urunleri
Dagitim Ticaret AS
(Information Technology)* 1,536
14,047 Petkim Petrokimya Holding AS
(Materials)* 10,516
1 Politeknik Metal Sanayi ve
Ticaret AS (Materials) 580
8,619 Qua Granite Hayal
(Industrials)* 1,736
5,469 Sarkuysan Elektrolitik
Bakir Sanayi ve Ticaret AS
(Industrials) 5,690
17,460 Sasa Polyester Sanayi AS
(Materials)* 30,184
174 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 1,882
1,617 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 3,110
2,070 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 4,714
3,586 Sok Marketler Ticaret AS
(Consumer Staples) 7,277
2,384 TAV Havalimanlari Holding AS
(Industrials)* 9,585
2,515 Tekfen Holding AS (Industrials) 3,931
1,700 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 14,053
2,473 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 2,892
9,059 Turk Hava Yollari AO
(Industrials)* 78,809
6,911 Turk Telekomunikasyon AS
(Communication Services)* 5,725
355 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 8,496
16,373 Turkcell Iletisim Hizmetleri AS
(Communication Services)* 32,829
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
8,527 Turkiye Halk Bankasi AS
(Financials)* $ 3,836
42,445 Turkiye Is Bankasi AS, Class C
(Financials) 31,541
11,660 Turkiye Petrol Rafinerileri AS
(Energy) 61,792
2,830 Turkiye Sigorta AS (Financials) 3,739
14,091 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 3,477
19,478 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 33,255
1,931 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 5,732
364 Verusa Holding AS (Financials) 3,381
3,505 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,011
1,252 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 2,593
42,624 Yapi ve Kredi Bankasi AS
(Financials) 28,365
2,246 Yayla Agro Gida Sanayi VE
Nakliyat AS (Consumer Staples) 1,113
443 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 3,309
11,571 Ziraat Gayrimenkul Yatirim
Ortakligi AS (Real Estate) 2,041
18,886 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 3,332
1,016,119
United Arab Emirates – 2.2%
38,669 Abu Dhabi Commercial Bank
PJSC (Financials) 88,453
19,206 Abu Dhabi Islamic Bank PJSC
(Financials) 53,346
39,794 Abu Dhabi National Energy Co.
PJSC (Utilities) 35,218
38,140 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 39,467
24,407 ADNOC Drilling Co. PJSC
(Energy) 25,522
99,866 Adnoc Gas PLC (Energy) 89,199
47,516 Aldar Properties PJSC (Real
Estate) 74,012
18,345 Alpha Dhabi Holding PJSC
(Industrials)* 98,013
39,118 Borouge PLC (Materials) 26,844
119,029 Dubai Electricity & Water
Authority PJSC (Utilities) 82,005
37,686 Dubai Islamic Bank PJSC
(Financials) 56,648
80,804 Emaar Properties PJSC (Real
Estate) 167,010
31,985 Emirates NBD Bank PJSC
(Financials) 153,295

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
45,266 Emirates Telecommunications
Group Co. PJSC
(Communication Services) $ 238,148
57,478 First Abu Dhabi Bank PJSC
(Financials) 214,745
4,664 International Holding Co. PJSC
(Industrials)* 507,392
48,632 Multiply Group PJSC
(Industrials)* 46,483
1,995,800
United States – 0.1%
9,018 JBS SA (Consumer Staples) 42,437
988 Parade Technologies Ltd.
(Information Technology) 33,998
76,435
TOTAL COMMON STOCKS
(Cost $85,772,547)
89,571,984
Shares Description Rate Value
a
Preferred Stocks – 2.3%
Brazil – 1.5%
67,563 Banco Bradesco
SA (Financials) 6.20% 222,870
2,653 Braskem SA
(Materials)* 0.00 10,290
3,359 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.33 30,558
19,073 Cia Energetica
de Minas Gerais
(Utilities) 9.98 42,808
13,456 Cia Paranaense
de Energia
(Utilities) 3.54 25,808
15,168 Gerdau SA
(Materials) 14.87 67,195
62,994 Itau Unibanco
Holding SA
(Financials) 4.73 403,463
70,345 Itausa SA
(Financials) 6.73 139,058
59,406 Petroleo
Brasileiro SA
(Energy) 8.81 432,514
16,108 Raizen SA
(Energy) 6.21 11,920
1,386,484
Shares Description Rate Value
a
Preferred Stocks – (continued)
Chile – 0.1%
1,834 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 14.40% $ 93,585
Colombia – 0.1%
6,008 Bancolombia SA
(Financials) 12.35 41,190
Russia – 0.0%
4,252 Sberbank of
Russia PJSC
(Financials)
(c)
9.04 —
31,665 Surgutneftegas
PJSC (Energy)
(c)
1.37 —
640 Tatneft PJSC
(Energy)
(c)
13.03 —
—
South Korea – 0.6%
452 Hyundai Motor
Co. (Consumer
Discretionary) 8.36 38,398
273 Hyundai Motor
Co. (Consumer
Discretionary) 8.40 22,874
95 LG Chem Ltd.
(Materials) 3.28 22,753
265 LG Electronics,
Inc. (Consumer
Discretionary) 1.60 9,613
10,682 Samsung
Electronics Co.
Ltd. (Information
Technology) 2.50 479,392
44 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 7.31 6,436
5 Samsung SDI Co.
Ltd. (Information
Technology) 0.45 961
580,427
TOTAL PREFERRED STOCKS
(Cost $1,968,878)
2,101,686

GOLDMAN SACHS MARKETBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
Exchange-Traded Fund – 0.3%
United States – 0.3%
12,873 iShares MSCI Malaysia ETF
(Cost $302,162)
$ 273,423
Units Description Expiration Month Value
A
Rights – 0.0%
China – 0.0%
1,705 Zhejiang
Expressway Co.
Ltd.* 03/24 192
Taiwan – 0.0%
8 Wistron Corp. 12/23 —
182 WT
Microelectronics
Co. Ltd. 01/24 —
—
Thailand – 0.0%
194 Siam Cement
PCL (The),
NVDR* 12/23 —
TOTAL RIGHTS
(Cost $0)
192
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $88,043,587)
91,947,285
Shares Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.0%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
29,482 5.259% 29,482
(Cost $29,482)
TOTAL INVESTMENTS – 99.8%
(Cost $88,073,069)
$ 91,976,767
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
187,818
NET ASSETS – 100.0%
$ 92,164,585
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 21.9%
Information Technology 21.3
Consumer Discretionary 12.3
Communication Services 9.0
Materials 8.1
Industrials 7.9
Consumer Staples 5.7
Energy 5.4
Health Care 3.6
Utilities 2.8
Real Estate 1.7
Exchange-Traded Fund 0.3
Securities Lending Reinvestment Vehicle 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 7.9%
27,614 AGL Energy Ltd. (Utilities) $ 172,658
26,428 Allkem Ltd. (Materials)* 150,699
10,969 Ampol Ltd. (Energy) 248,955
138,155 ANZ Group Holdings Ltd.
(Financials) 2,232,382
59,037 APA Group (Utilities) 333,903
27,213 Aristocrat Leisure Ltd.
(Consumer Discretionary) 732,389
8,821 ASX Ltd. (Financials) 339,696
54,486 Atlas Arteria Ltd. (Industrials) 209,536
84,514 Aurizon Holdings Ltd.
(Industrials) 197,811
233,272 BHP Group Ltd. (Materials) 7,161,269
20,901 BlueScope Steel Ltd.
(Materials) 287,978
63,882 Brambles Ltd. (Industrials) 565,042
15,504 CAR Group Ltd.
(Communication Services) 285,576
21,401 Charter Hall Group REIT (Real
Estate) 147,575
3,017 Cochlear Ltd. (Health Care) 546,195
59,621 Coles Group Ltd. (Consumer
Staples) 606,021
76,921 Commonwealth Bank of
Australia (Financials) 5,337,920
24,224 Computershare Ltd.
(Industrials) 379,217
48,840 Dexus REIT (Real Estate) 227,979
2,693 Domino’s Pizza Enterprises Ltd.
(Consumer Discretionary) 96,065
6,992 EBOS Group Ltd. (Health Care) 159,789
62,106 Endeavour Group Ltd.
(Consumer Staples) 203,014
82,133 Evolution Mining Ltd.
(Materials) 222,734
8,122 Flutter Entertainment PLC
(Consumer Discretionary)* 1,269,470
72,597 Fortescue Ltd. (Materials) 1,202,905
428,120 Glencore PLC (Materials) 2,394,463
84,573 Goodman Group REIT (Real
Estate) 1,275,732
88,075 GPT Group (The) REIT (Real
Estate) 240,600
12,807 IDP Education Ltd. (Consumer
Discretionary) 192,422
30,409 IGO Ltd. (Materials) 172,996
112,193 Insurance Australia Group Ltd.
(Financials) 441,874
31,670 Lendlease Corp. Ltd. (Real
Estate) 139,222
102,424 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 312,396
42,595 Lynas Rare Earths Ltd.
(Materials)* 186,966
16,682 Macquarie Group Ltd.
(Financials) 1,869,863
126,694 Medibank Pvt Ltd. (Financials) 290,655
7,719 Mineral Resources Ltd.
(Materials) 313,073
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
181,078 Mirvac Group REIT (Real
Estate) $ 247,331
143,772 National Australia Bank Ltd.
(Financials) 2,707,317
51,740 Northern Star Resources Ltd.
(Materials) 436,718
20,881 Orica Ltd. (Materials) 216,261
78,626 Origin Energy Ltd. (Utilities)
(a)
429,576
126,285 Pilbara Minerals Ltd.
(Materials)
(a)
304,789
2,245 Pro Medicus Ltd. (Health Care) 131,603
78,998 Qantas Airways Ltd.
(Industrials)* 277,612
68,599 QBE Insurance Group Ltd.
(Financials) 699,098
8,339 Ramsay Health Care Ltd.
(Health Care) 271,814
2,317 REA Group Ltd.
(Communication Services) 238,509
13,557 Reece Ltd. (Industrials) 173,847
17,046 Rio Tinto Ltd. (Materials) 1,413,246
49,162 Rio Tinto PLC (Materials) 3,360,158
149,317 Santos Ltd. (Energy) 684,122
238,688 Scentre Group REIT (Real
Estate) 419,395
15,759 SEEK Ltd. (Communication
Services) 249,522
7,097 Seven Group Holdings Ltd.
(Industrials) 151,240
20,704 Sonic Healthcare Ltd. (Health
Care) 400,440
208,006 South32 Ltd. (Materials) 424,789
109,792 Stockland REIT (Real Estate) 300,654
58,134 Suncorp Group Ltd. (Financials) 538,484
530,864 Telstra Group Ltd.
(Communication Services) 1,344,600
18,027 TPG Telecom Ltd.
(Communication Services) 56,417
141,593 Transurban Group (Industrials) 1,216,727
32,752 Treasury Wine Estates Ltd.
(Consumer Staples) 232,364
176,662 Vicinity Ltd. REIT (Real Estate) 221,972
10,649 Washington H Soul Pattinson &
Co. Ltd. (Financials) 236,538
51,744 Wesfarmers Ltd. (Consumer
Discretionary) 1,806,705
160,708 Westpac Banking Corp.
(Financials) 2,277,133
36,616 Whitehaven Coal Ltd. (Energy) 173,347
7,869 WiseTech Global Ltd.
(Information Technology) 348,532
87,271 Woodside Energy Group Ltd.
(Energy) 1,793,817
55,612 Woolworths Group Ltd.
(Consumer Staples) 1,286,887
17,122 Worley Ltd. (Industrials) 192,543
56,411,147
Austria – 0.3%
3,269 ANDRITZ AG (Industrials) 177,484

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
3,597 BAWAG Group AG
(Financials)*
(b)
$ 187,600
1,564 CA Immobilien Anlagen AG
(Real Estate) 51,194
15,051 Erste Group Bank AG
(Financials) 609,426
1,638 EVN AG (Utilities) 48,255
22,343 Mondi PLC (Materials) 397,972
6,514 OMV AG (Energy) 278,256
6,848 Raiffeisen Bank International
AG (Financials) 114,319
6,281 Telekom Austria AG
(Communication Services)* 49,823
1,495 Verbund AG (Utilities) 142,730
1,629 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 46,657
5,147 voestalpine AG (Materials) 145,002
4,915 Wienerberger AG (Materials) 140,397
2,389,115
Belgium – 0.8%
1,012 Ackermans & van Haaren NV
(Industrials) 167,506
6,977 Ageas SA/NV (Financials) 300,546
39,297 Anheuser-Busch InBev SA/NV
(Consumer Staples) 2,470,142
5,263 Azelis Group NV (Industrials) 117,835
2,328 Colruyt Group N.V. (Consumer
Staples) 100,409
962 D’ieteren Group (Consumer
Discretionary) 164,373
1,284 Elia Group SA/NV (Utilities) 139,327
4,197 Groupe Bruxelles Lambert NV
(Financials) 332,919
11,493 KBC Group NV (Financials) 659,605
6,518 Proximus SADP
(Communication Services) 62,627
689 Sofina SA (Financials) 153,511
3,214 Solvay SA (Materials) 372,247
5,536 UCB SA (Health Care) 409,776
9,297 Umicore SA (Materials) 248,831
7,489 Warehouses De Pauw CVA
REIT (Real Estate) 210,655
5,910,309
Bermuda – 0.1%
7,617 Liberty Global Ltd., Class A
(Communication Services)* 121,872
10,134 Liberty Global Ltd., Class C
(Communication Services)* 170,657
292,529
Brazil – 0.0%
7,078 Yara International ASA
(Materials) 240,534
Chile – 0.1%
15,070 Antofagasta PLC (Materials) 268,712
Shares Description Value
a
Common Stocks – (continued)
China – 1.0%
231,724 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* $ 131,730
77,896 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(b)
137,834
34,596 BYD Electronic International
Co. Ltd. (Information
Technology) 157,913
124,109 China Gas Holdings Ltd.
(Utilities) 113,775
136,850 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 429,282
80,366 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 116,686
384,112 CSPC Pharmaceutical Group
Ltd. (Health Care) 346,720
127,370 ESR Group Ltd. (Real Estate)
(b)
163,732
95,995 Fosun International Ltd.
(Industrials) 54,694
264,961 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 288,698
11,947 NXP Semiconductors NV
(Information Technology) 2,438,144
68,664 Prosus NV (Consumer
Discretionary)* 2,277,547
43,998 Wharf Holdings Ltd. (The)
(Real Estate) 114,357
96,019 Wilmar International Ltd.
(Consumer Staples) 261,164
72,668 Xinyi Glass Holdings Ltd.
(Industrials) 83,644
122,065 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 132,620
7,248,540
Denmark – 3.2%
123 AP Moller – Maersk A/S, Class
A (Industrials) 190,985
151 AP Moller – Maersk A/S, Class
B (Industrials) 238,660
4,190 Carlsberg AS, Class B
(Consumer Staples) 519,983
4,725 Chr Hansen Holding A/S
(Materials) 378,656
5,677 Coloplast A/S, Class B (Health
Care) 671,289
30,823 Danske Bank A/S (Financials) 799,314
3,893 Demant A/S (Health Care)* 165,447
8,141 DSV A/S (Industrials) 1,227,735
2,975 Genmab A/S (Health Care)* 940,851
146,050 Novo Nordisk A/S, Class B
(Health Care) 14,865,439
9,429 Novozymes A/S, Class B
(Materials) 489,999
8,679 Orsted AS (Utilities)
(b)
409,490
4,075 Pandora A/S (Consumer
Discretionary) 551,154
14,666 Tryg A/S (Financials) 317,009

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
46,306 Vestas Wind Systems A/S
(Industrials)* $ 1,284,586
23,050,597
Faroe Islands – 0.0%
2,279 Bakkafrost P/F (Consumer
Staples) 110,474
Finland – 1.1%
6,460 Elisa OYJ (Communication
Services) 289,553
19,836 Fortum OYJ (Utilities) 278,871
4,795 Huhtamaki OYJ (Materials) 186,044
12,401 Kesko OYJ, Class B (Consumer
Staples) 237,532
15,255 Kone OYJ, Class B (Industrials) 678,939
32,042 Metso Corp. (Industrials) 315,698
19,756 Neste OYJ (Energy) 751,865
243,098 Nokia OYJ (Information
Technology) 853,556
146,595 Nordea Bank Abp (Financials) 1,648,763
4,890 Orion OYJ, Class B (Health
Care) 194,425
20,341 Sampo OYJ, Class A
(Financials) 891,092
26,244 Stora Enso OYJ, Class R
(Materials) 341,041
24,291 UPM-Kymmene OYJ
(Materials) 850,245
22,324 Wartsila OYJ Abp (Industrials) 308,369
7,825,993
France – 9.0%
9,053 Adevinta ASA (Communication
Services)* 93,900
1,259 Aeroports de Paris SA
(Industrials) 155,365
23,455 Air Liquide SA (Materials) 4,447,848
26,943 Airbus SE (Industrials) 4,003,942
81,877 AXA SA (Financials) 2,554,564
1,935 BioMerieux (Health Care) 208,510
49,357 BNP Paribas SA (Financials) 3,111,113
36,564 Bollore SE (Communication
Services) 209,249
8,948 Bouygues SA (Industrials) 340,832
7,277 Capgemini SE (Information
Technology) 1,492,708
25,732 Carrefour SA (Consumer
Staples) 488,385
21,404 Cie de Saint-Gobain SA
(Industrials) 1,396,797
30,892 Cie Generale des Etablissements
Michelin (Consumer
Discretionary) 1,038,490
51,009 Credit Agricole SA (Financials) 669,096
29,012 Danone SA (Consumer Staples) 1,866,696
31,239 Dassault Systemes (Information
Technology) 1,464,457
80,544 Engie SA (Utilities) 1,398,899
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
13,202 EssilorLuxottica SA (Health
Care) $ 2,522,552
1,496 Hermes International SCA
(Consumer Discretionary) 3,108,199
3,289 Kering (Consumer
Discretionary) 1,412,843
11,798 Legrand SA (Industrials) 1,138,213
10,313 L'Oreal SA (Consumer Staples) 4,850,398
11,963 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 9,172,226
86,164 Orange SA (Communication
Services)
(a)
1,062,729
8,926 Pernod Ricard SA (Consumer
Staples) 1,544,144
16,310 Safran SA (Industrials) 2,865,487
1,120 Sartorius Stedim Biotech
(Health Care) 252,228
34,379 Societe Generale SA
(Financials) 865,565
3,737 Sodexo SA (Consumer
Discretionary) 401,220
4,473 Thales SA (Industrials) 668,383
103,216 TotalEnergies SE (Energy) 7,011,660
22,315 Vinci SA (Industrials) 2,734,270
64,550,968
Germany – 7.3%
7,633 adidas AG (Consumer
Discretionary) 1,600,213
18,501 Allianz SE (Financials) 4,654,995
41,143 BASF SE (Materials) 1,916,178
45,215 Bayer AG (Health Care) 1,547,117
13,994 Bayerische Motoren Werke AG
(Consumer Discretionary) 1,459,550
4,499 Beiersdorf AG (Consumer
Staples) 631,770
4,287 BioNTech SE ADR (Health
Care)* 441,280
1,681 Carl Zeiss Meditec AG (Health
Care) 150,986
4,978 Continental AG (Consumer
Discretionary) 385,745
19,784 Daimler Truck Holding AG
(Industrials) 643,920
89,674 Deutsche Bank AG (Financials) 1,117,958
8,459 Deutsche Boerse AG
(Financials) 1,608,722
43,505 Deutsche Post AG (Industrials) 2,043,036
148,587 Deutsche Telekom AG
(Communication Services) 3,562,660
101,854 E.ON SE (Utilities) 1,326,372
9,239 Evonik Industries AG
(Materials) 172,884
9,166 Fresenius Medical Care AG &
Co. KGaA (Health Care) 376,339
18,940 Fresenius SE & Co. KGaA
(Health Care) 601,158
2,768 Hannover Rueck SE
(Financials) 661,416

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
290 Hapag-Lloyd AG (Industrials)
(a)
(b)
$ 36,325
6,055 Heidelberg Materials AG
(Materials) 494,175
4,434 Henkel AG & Co. KGaA
(Consumer Staples) 310,015
59,945 Infineon Technologies AG
(Information Technology) 2,325,184
3,045 Knorr-Bremse AG (Industrials) 191,038
36,180 Mercedes-Benz Group AG
(Consumer Discretionary) 2,351,981
5,953 Merck KGaA (Health Care) 1,040,226
2,476 MTU Aero Engines AG
(Industrials) 507,219
6,272 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 2,674,393
4,627 Puma SE (Consumer
Discretionary) 298,771
34,233 RWE AG (Utilities) 1,470,534
47,113 SAP SE (Information
Technology) 7,478,401
34,060 Siemens AG (Industrials) 5,723,083
23,051 Siemens Energy AG
(Industrials)* 273,642
12,400 Siemens Healthineers AG
(Health Care)
(b)
716,259
6,114 Symrise AG (Materials) 688,446
2,065 Talanx AG (Financials) 150,058
1,309 Volkswagen AG (Consumer
Discretionary) 169,962
32,029 Vonovia SE (Real Estate) 891,844
52,693,855
Guatemala – 0.0%
5,943 Millicom International Cellular
SA SDR (Communication
Services)* 100,413
Hong Kong – 2.0%
532,820 AIA Group Ltd. (Financials) 4,598,039
27,736 Cathay Pacific Airways Ltd.
(Industrials)* 27,984
87,315 CK Asset Holdings Ltd. (Real
Estate) 414,199
27,946 CK Infrastructure Holdings Ltd.
(Utilities) 138,472
87,279 CLP Holdings Ltd. (Utilities) 678,873
13,959 DFI Retail Group Holdings Ltd.
(Consumer Staples) 30,989
3,266 Futu Holdings Ltd. ADR
(Financials)* 176,103
80,068 Hang Lung Properties Ltd.
(Real Estate) 107,027
33,170 Hang Seng Bank Ltd.
(Financials) 367,362
60,575 Henderson Land Development
Co. Ltd. (Real Estate) 164,810
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
104,117 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) $ 59,855
166,166 HKT Trust & HKT Ltd.
(Communication Services) 177,223
421,191 Hong Kong & China Gas Co.
Ltd. (Utilities) 289,591
54,913 Hong Kong Exchanges &
Clearing Ltd. (Financials) 1,948,950
47,543 Hongkong Land Holdings Ltd.
(Real Estate) 153,088
9,083 Jardine Matheson Holdings Ltd.
(Industrials) 350,695
117,320 Link REIT (Real Estate) 579,818
72,046 MTR Corp. Ltd. (Industrials) 258,286
63,020 New World Development Co.
Ltd. (Real Estate) 93,760
11,194 Polestar Automotive Holding
UK PLC, Class A, ADR
(Consumer Discretionary)*
(a)
24,739
62,759 Power Assets Holdings Ltd.
(Utilities) 327,443
126,652 Prudential PLC (Financials) 1,383,693
451,225 Sino Biopharmaceutical Ltd.
(Health Care) 221,849
155,015 Sino Land Co. Ltd. (Real
Estate) 156,200
67,006 Sun Hung Kai Properties Ltd.
(Real Estate) 657,594
18,848 Swire Pacific Ltd., Class A
(Real Estate) 122,350
35,170 Swire Pacific Ltd., Class B
(Real Estate) 37,600
48,423 Swire Properties Ltd. (Real
Estate) 94,114
62,773 Techtronic Industries Co. Ltd.
(Industrials) 637,351
349,430 WH Group Ltd. (Consumer
Staples)
(b)
224,593
71,231 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 224,811
14,727,461
Ireland – 0.5%
8,316 AerCap Holdings NV
(Industrials)* 567,318
56,684 AIB Group PLC (Financials) 263,101
48,575 Bank of Ireland Group PLC
(Financials) 455,272
7,223 Kerry Group PLC, Class A
(Consumer Staples) 584,929
7,055 Kingspan Group PLC
(Industrials) 560,393
8,609 Ryanair Holdings PLC ADR
(Industrials)* 1,017,756
11,901 Smurfit Kappa Group PLC
(Materials) 451,884
3,900,653

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – 0.8%
2,655 Airport City Ltd. (Real Estate)* $ 41,678
9,934 Amot Investments Ltd. (Real
Estate) 50,682
1,773 Ashtrom Group Ltd.
(Industrials) 25,233
1,681 Azrieli Group Ltd. (Real Estate) 97,634
57,198 Bank Hapoalim BM
(Financials) 483,958
67,437 Bank Leumi Le-Israel BM
(Financials) 506,126
92,118 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 119,424
562 Big Shopping Centers Ltd.
(Real Estate)* 50,388
1,138 Camtek Ltd. (Information
Technology)* 73,339
4,212 Check Point Software
Technologies Ltd. (Information
Technology)* 614,952
427 Delek Group Ltd. (Energy) 55,254
1,137 Elbit Systems Ltd. (Industrials) 226,753
11,946 Energix-Renewable Energies
Ltd. (Utilities) 37,852
5,333 Enlight Renewable Energy Ltd.
(Utilities)* 92,270
303 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 31,162
2,383 First International Bank Of
Israel Ltd. (The) (Financials) 95,535
3,125 Global-e Online Ltd. (Consumer
Discretionary)* 107,031
5,066 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 37,844
32,092 ICL Group Ltd. (Materials) 161,490
169 Israel Corp. Ltd. (Materials)* 42,399
56,938 Israel Discount Bank Ltd., Class
A (Financials) 274,744
1,151 Melisron Ltd. (Real Estate) 80,172
26,958 Mivne Real Estate KD Ltd.
(Real Estate) 71,136
6,928 Mizrahi Tefahot Bank Ltd.
(Financials) 247,422
2,914 Nice Ltd. (Information
Technology)* 560,719
1,314 Nova Ltd. (Information
Technology)* 167,033
4,689 OPC Energy Ltd. (Utilities)* 28,720
7,530 Phoenix Holdings Ltd. (The)
(Financials) 71,982
3,615 Plus500 Ltd. (Financials) 65,946
6,533 Shapir Engineering and Industry
Ltd. (Industrials) 39,102
2,313 Strauss Group Ltd. (Consumer
Staples)* 44,371
51,299 Teva Pharmaceutical Industries
Ltd. (Health Care)* 499,339
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
5,056 Tower Semiconductor Ltd.
(Information Technology)* $ 138,887
2,523 Wix.com Ltd. (Information
Technology)* 256,084
5,496,661
Italy – 2.4%
71,567 A2A SpA (Utilities) 154,065
6,027 Amplifon SpA (Health Care) 187,615
47,251 Assicurazioni Generali SpA
(Financials) 979,814
9,342 Banca Mediolanum SpA
(Financials) 83,236
63,341 Banco BPM SpA (Financials) 350,671
22,548 Davide Campari-Milano NV
(Consumer Staples) 246,513
1,030 DiaSorin SpA (Health Care) 97,706
353,450 Enel SpA (Utilities) 2,501,322
97,634 Eni SpA (Energy) 1,615,824
6,007 Ferrari NV (Consumer
Discretionary) 2,166,832
28,075 FinecoBank Banca Fineco SpA
(Financials) 378,773
32,169 Hera SpA (Utilities) 101,789
14,326 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
176,944
3,319 Interpump Group SpA
(Industrials) 154,632
714,028 Intesa Sanpaolo SpA
(Financials) 2,057,930
18,428 Leonardo SpA (Industrials) 282,903
27,840 Mediobanca Banca di Credito
Finanziario SpA (Financials)
(a)
327,304
8,930 Moncler SpA (Consumer
Discretionary) 495,751
22,361 Nexi SpA (Financials)*
(b)
174,446
11,597 Pirelli & C SpA (Consumer
Discretionary)
(b)
57,675
20,977 Poste Italiane SpA (Financials)
(b)
226,042
23,578 PRADA SpA (Consumer
Discretionary) 129,659
11,758 Prysmian SpA (Industrials) 453,254
4,489 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 216,342
94,245 Snam SpA (Utilities) 475,387
1,572 Stevanato Group SpA (Health
Care) 41,485
495,753 Telecom Italia SpA
(Communication Services)* 144,208
277,447 Telecom Italia SpA-RSP
(Communication Services)* 82,250
64,576 Terna - Rete Elettrica Nazionale
(Utilities) 521,114
78,940 UniCredit SpA (Financials) 2,151,994
19,251 UnipolSai Assicurazioni SpA
(Financials) 47,681
17,081,161

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – 24.8%
4,212 ABC-Mart, Inc. (Consumer
Discretionary) $ 69,533
17,473 Acom Co. Ltd. (Financials) 41,190
33,755 Advantest Corp. (Information
Technology) 1,068,808
36,029 Aeon Co. Ltd. (Consumer
Staples) 745,999
4,164 Aeon Mall Co. Ltd. (Real
Estate) 48,432
9,365 AGC, Inc. (Industrials) 340,177
9,307 Air Water, Inc. (Materials) 122,228
6,703 Aisin Corp. (Consumer
Discretionary) 247,154
24,081 Ajinomoto Co., Inc. (Consumer
Staples) 900,136
8,634 Alfresa Holdings Corp. (Health
Care) 138,853
15,536 Amada Co. Ltd. (Industrials) 155,796
20,558 ANA Holdings, Inc.
(Industrials)* 424,412
21,903 Asahi Group Holdings Ltd.
(Consumer Staples) 808,204
9,811 Asahi Intecc Co. Ltd. (Health
Care) 190,234
62,479 Asahi Kasei Corp. (Materials) 433,826
7,771 Asics Corp. (Consumer
Discretionary) 278,071
82,201 Astellas Pharma, Inc. (Health
Care) 999,468
6,012 Azbil Corp. (Information
Technology) 194,063
26,676 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 531,048
5,950 BayCurrent Consulting, Inc.
(Industrials) 200,272
25,231 Bridgestone Corp. (Consumer
Discretionary) 1,040,746
11,570 Brother Industries Ltd.
(Information Technology) 195,344
3,579 Calbee, Inc. (Consumer Staples) 67,036
46,051 Canon, Inc. (Information
Technology) 1,185,891
7,695 Capcom Co. Ltd.
(Communication Services) 259,372
42,865 Central Japan Railway Co.
(Industrials) 1,029,328
33,637 Chiba Bank Ltd. (The)
(Financials) 251,763
33,315 Chubu Electric Power Co., Inc.
(Utilities) 411,719
29,430 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,038,764
6,453 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 88,413
51,602 Concordia Financial Group Ltd.
(Financials) 242,207
871 Cosmos Pharmaceutical Corp.
(Consumer Staples) 92,205
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
19,017 CyberAgent, Inc.
(Communication Services) $ 115,078
10,924 Dai Nippon Printing Co. Ltd.
(Industrials) 306,878
15,741 Daifuku Co. Ltd. (Industrials) 296,325
44,414 Dai-ichi Life Holdings, Inc.
(Financials) 925,623
88,191 Daiichi Sankyo Co. Ltd. (Health
Care) 2,386,201
12,521 Daikin Industries Ltd.
(Industrials) 1,876,435
2,763 Daito Trust Construction Co.
Ltd. (Real Estate) 304,643
28,520 Daiwa House Industry Co. Ltd.
(Real Estate) 810,062
107 Daiwa House REIT Investment
Corp. REIT (Real Estate) 190,933
65,835 Daiwa Securities Group, Inc.
(Financials) 425,466
81,971 Denso Corp. (Consumer
Discretionary) 1,283,058
9,159 Dentsu Group, Inc.
(Communication Services) 246,888
4,094 Disco Corp. (Information
Technology) 888,670
16,767 East Japan Railway Co.
(Industrials) 906,769
4,241 Ebara Corp. (Industrials) 240,142
13,006 Eisai Co. Ltd. (Health Care) 674,955
7,724 Electric Power Development Co.
Ltd. (Utilities) 120,039
128,018 ENEOS Holdings, Inc. (Energy) 506,062
43,286 FANUC Corp. (Industrials) 1,204,577
7,683 Fast Retailing Co. Ltd.
(Consumer Discretionary) 1,948,359
6,266 Fuji Electric Co. Ltd.
(Industrials) 262,830
14,071 FUJIFILM Holdings Corp.
(Information Technology) 824,263
8,752 Fujitsu Ltd. (Information
Technology) 1,250,328
8,414 Fukuoka Financial Group, Inc.
(Financials) 195,389
228 GLP J REIT (Real Estate) 215,454
2,012 GMO Payment Gateway, Inc.
(Financials) 118,500
10,061 Hakuhodo DY Holdings, Inc.
(Communication Services) 75,916
6,427 Hamamatsu Photonics KK
(Information Technology) 254,585
10,868 Hankyu Hanshin Holdings, Inc.
(Industrials) 328,683
11,718 Haseko Corp. (Consumer
Discretionary) 144,142
877 Hikari Tsushin, Inc. (Industrials) 136,383
1,354 Hirose Electric Co. Ltd.
(Information Technology) 151,579
3,301 Hisamitsu Pharmaceutical Co.,
Inc. (Health Care) 103,115

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,753 Hitachi Construction Machinery
Co. Ltd. (Industrials) $ 123,298
42,172 Hitachi Ltd. (Industrials) 2,933,940
234,176 Honda Motor Co. Ltd.
(Consumer Discretionary) 2,390,311
4,984 Hoshizaki Corp. (Industrials) 158,756
15,939 Hoya Corp. (Health Care) 1,796,756
23,355 Hulic Co. Ltd. (Real Estate) 231,915
5,730 Ibiden Co. Ltd. (Information
Technology) 274,068
10,903 Idemitsu Kosan Co. Ltd.
(Energy) 299,135
6,737 IHI Corp. (Industrials) 130,151
7,361 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 110,040
42,933 Inpex Corp. (Energy) 606,960
15,598 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 176,306
27,782 Isuzu Motors Ltd. (Consumer
Discretionary) 367,489
2,551 Ito En Ltd. (Consumer Staples) 77,564
57,185 ITOCHU Corp. (Industrials) 2,219,552
3,913 Itochu Techno-Solutions Corp.
(Information Technology)
(a)
114,212
11,468 J Front Retailing Co. Ltd.
(Consumer Discretionary) 105,073
19,766 Japan Airlines Co. Ltd.
(Industrials) 375,839
24,326 Japan Exchange Group, Inc.
(Financials) 496,771
316 Japan Metropolitan Fund Invest
REIT (Real Estate) 210,546
17,731 Japan Post Bank Co. Ltd.
(Financials) 175,049
97,213 Japan Post Holdings Co. Ltd.
(Financials) 857,810
8,397 Japan Post Insurance Co. Ltd.
(Financials) 157,051
51,005 Japan Tobacco, Inc. (Consumer
Staples) 1,311,395
24,387 JFE Holdings, Inc. (Materials) 359,615
10,353 JGC Holdings Corp.
(Industrials) 116,356
9,256 JSR Corp. (Materials) 254,761
10,307 JTEKT Corp. (Consumer
Discretionary) 94,505
20,360 Kajima Corp. (Industrials) 321,785
33,739 Kansai Electric Power Co., Inc.
(The) (Utilities) 449,823
8,974 Kansai Paint Co. Ltd.
(Materials) 136,703
20,791 Kao Corp. (Consumer Staples) 801,066
7,200 Kawasaki Heavy Industries Ltd.
(Industrials) 163,788
5,816 Kawasaki Kisen Kaisha Ltd.
(Industrials) 204,141
70,895 KDDI Corp. (Communication
Services) 2,217,941
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
4,928 Keihan Holdings Co. Ltd.
(Industrials) $ 123,071
11,966 Keikyu Corp. (Industrials) 102,148
5,052 Keio Corp. (Industrials) 145,681
7,266 Keisei Electric Railway Co. Ltd.
(Industrials) 292,930
4,742 Kewpie Corp. (Consumer
Staples) 82,757
8,468 Keyence Corp. (Information
Technology) 3,628,693
7,080 Kikkoman Corp. (Consumer
Staples) 434,134
8,692 Kintetsu Group Holdings Co.
Ltd. (Industrials) 243,765
37,536 Kirin Holdings Co. Ltd.
(Consumer Staples) 529,899
2,336 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 107,766
6,510 Kobe Bussan Co. Ltd.
(Consumer Staples) 171,915
5,197 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 63,646
11,025 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 166,790
41,253 Komatsu Ltd. (Industrials) 1,052,568
4,410 Konami Group Corp.
(Communication Services) 218,211
1,540 Kose Corp. (Consumer Staples) 109,014
48,921 Kubota Corp. (Industrials) 701,211
14,927 Kuraray Co. Ltd. (Materials) 151,910
5,172 Kurita Water Industries Ltd.
(Industrials) 183,251
15,317 Kyocera Corp. (Information
Technology) 848,556
11,445 Kyowa Kirin Co. Ltd. (Health
Care) 188,666
21,257 Kyushu Electric Power Co., Inc.
(Utilities)* 142,437
6,459 Kyushu Railway Co.
(Industrials) 135,048
3,610 Lasertec Corp. (Information
Technology) 806,808
2,060 Lawson, Inc. (Consumer
Staples) 102,014
11,727 Lion Corp. (Consumer Staples) 102,646
12,810 Lixil Corp. (Industrials) 156,448
120,299 LY Corp. (Communication
Services) 350,396
18,818 M3, Inc. (Health Care) 311,289
11,221 Makita Corp. (Industrials) 297,840
77,172 Marubeni Corp. (Industrials) 1,204,287
8,185 Marui Group Co. Ltd.
(Financials) 130,912
16,346 MatsukiyoCocokara & Co.
(Consumer Staples) 282,339
26,481 Mazda Motor Corp. (Consumer
Discretionary) 282,749
3,923 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 167,444

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
48,686 Mebuki Financial Group, Inc.
(Financials) $ 146,550
8,452 Medipal Holdings Corp. (Health
Care) 133,782
12,191 MEIJI Holdings Co. Ltd.
(Consumer Staples) 282,273
5,020 Mercari, Inc. (Consumer
Discretionary)* 96,081
17,824 MINEBEA MITSUMI, Inc.
(Industrials) 339,155
13,099 MISUMI Group, Inc.
(Industrials) 212,653
65,559 Mitsubishi Chemical Group
Corp. (Materials) 429,492
56,503 Mitsubishi Corp. (Industrials) 2,631,851
90,177 Mitsubishi Electric Corp.
(Industrials) 1,225,458
52,163 Mitsubishi Estate Co. Ltd. (Real
Estate) 704,457
8,340 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 131,868
38,311 Mitsubishi HC Capital, Inc.
(Financials) 249,921
14,886 Mitsubishi Heavy Industries
Ltd. (Industrials) 832,533
29,840 Mitsubishi Motors Corp.
(Consumer Discretionary) 97,169
526,233 Mitsubishi UFJ Financial
Group, Inc. (Financials) 4,467,294
68,799 Mitsui & Co. Ltd. (Industrials) 2,509,312
8,184 Mitsui Chemicals, Inc.
(Materials) 239,594
41,822 Mitsui Fudosan Co. Ltd. (Real
Estate) 982,217
16,624 Mitsui OSK Lines Ltd.
(Industrials) 456,658
4,637 Miura Co. Ltd. (Industrials) 89,895
116,122 Mizuho Financial Group, Inc.
(Financials) 1,973,135
11,353 MonotaRO Co. Ltd.
(Industrials) 114,655
19,569 MS&AD Insurance Group
Holdings, Inc. (Financials) 732,406
85,124 Murata Manufacturing Co. Ltd.
(Information Technology) 1,660,331
9,050 Nagoya Railroad Co. Ltd.
(Industrials) 132,504
11,691 NEC Corp. (Information
Technology) 651,631
20,507 Nexon Co. Ltd.
(Communication Services) 443,612
13,301 NGK Insulators Ltd.
(Industrials) 162,309
4,463 NH Foods Ltd. (Consumer
Staples) 132,651
5,839 Nichirei Corp. (Consumer
Staples) 127,337
22,067 NIDEC Corp. (Industrials) 836,497
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
14,976 Nikon Corp. (Consumer
Discretionary) $ 144,305
52,972 Nintendo Co. Ltd.
(Communication Services) 2,476,697
83 Nippon Building Fund, Inc.
REIT (Real Estate) 348,652
3,799 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 207,405
40,923 Nippon Paint Holdings Co. Ltd.
(Materials) 305,743
109 Nippon Prologis REIT, Inc.
REIT (Real Estate) 206,741
8,594 Nippon Sanso Holdings Corp.
(Materials) 225,728
2,800 Nippon Shinyaku Co. Ltd.
(Health Care) 100,969
39,287 Nippon Steel Corp. (Materials) 918,694
2,466,951 Nippon Telegraph & Telephone
Corp. (Communication
Services) 2,888,553
7,441 Nippon Television Holdings,
Inc. (Communication Services) 72,530
22,739 Nippon Yusen KK (Industrials) 611,254
6,007 Nissan Chemical Corp.
(Materials) 219,135
101,190 Nissan Motor Co. Ltd.
(Consumer Discretionary) 398,983
11,754 Nisshin Seifun Group, Inc.
(Consumer Staples) 162,871
2,797 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 277,458
8,834 Niterra Co. Ltd. (Consumer
Discretionary) 205,142
3,766 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 434,592
6,812 Nitto Denko Corp. (Materials) 484,514
138,728 Nomura Holdings, Inc.
(Financials) 569,889
4,749 Nomura Real Estate Holdings,
Inc. (Real Estate) 115,774
190 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 218,230
17,866 Nomura Research Institute Ltd.
(Information Technology) 501,773
22,342 NSK Ltd. (Industrials) 117,139
28,563 NTT Data Group Corp.
(Information Technology) 347,196
31,813 Obayashi Corp. (Industrials) 268,453
1,316 OBIC Business Consultants Co.
Ltd. (Information Technology) 60,167
2,986 Obic Co. Ltd. (Information
Technology) 458,398
14,612 Odakyu Electric Railway Co.
Ltd. (Industrials) 205,538
42,728 Oji Holdings Corp. (Materials) 158,733
57,708 Olympus Corp. (Health Care) 845,507
8,622 Omron Corp. (Information
Technology) 361,537

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
20,235 Ono Pharmaceutical Co. Ltd.
(Health Care) $ 372,438
3,449 Open House Group Co. Ltd.
(Consumer Discretionary) 96,307
1,532 Oracle Corp. Japan (Information
Technology) 118,500
50,685 Oriental Land Co. Ltd.
(Consumer Discretionary) 1,722,813
52,898 ORIX Corp. (Financials) 965,571
129 Orix JREIT, Inc. REIT (Real
Estate) 152,180
18,897 Osaka Gas Co. Ltd. (Utilities) 368,136
5,051 Otsuka Corp. (Information
Technology) 206,195
20,373 Otsuka Holdings Co. Ltd.
(Health Care) 783,996
17,579 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 380,986
102,225 Panasonic Holdings Corp.
(Consumer Discretionary) 1,057,965
84,716 Persol Holdings Co. Ltd.
(Industrials) 146,012
3,797 Pola Orbis Holdings, Inc.
(Consumer Staples) 40,029
4,003 Rakus Co. Ltd. (Information
Technology) 72,162
65,332 Rakuten Group, Inc. (Consumer
Discretionary) 258,836
66,251 Recruit Holdings Co. Ltd.
(Industrials) 2,467,019
55,518 Renesas Electronics Corp.
(Information Technology)* 977,719
109,223 Resona Holdings, Inc.
(Financials) 567,781
8,133 Resonac Holdings Corp.
(Materials) 151,839
26,041 Ricoh Co. Ltd. (Information
Technology) 212,612
5,013 Rinnai Corp. (Consumer
Discretionary) 101,898
16,161 Rohm Co. Ltd. (Information
Technology) 308,878
9,059 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 189,348
11,846 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 187,223
16,765 Santen Pharmaceutical Co. Ltd.
(Health Care) 158,651
11,114 SBI Holdings, Inc. (Financials) 241,097
4,293 SCREEN Holdings Co. Ltd.
(Information Technology) 312,751
6,590 SCSK Corp. (Information
Technology) 121,427
9,567 Secom Co. Ltd. (Industrials) 666,231
7,119 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 103,413
10,269 Seibu Holdings, Inc.
(Industrials) 123,956
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
12,660 Seiko Epson Corp. (Information
Technology) $ 188,228
17,354 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 246,573
27,480 Sekisui House Ltd. (Consumer
Discretionary) 563,039
35,118 Seven & i Holdings Co. Ltd.
(Consumer Staples) 1,305,330
27,876 Seven Bank Ltd. (Financials) 56,625
20,832 SG Holdings Co. Ltd.
(Industrials) 301,203
12,754 Sharp Corp. (Consumer
Discretionary)*
(a)
79,853
12,607 Shimadzu Corp. (Information
Technology) 327,039
1,089 Shimamura Co. Ltd. (Consumer
Discretionary) 121,949
3,613 Shimano, Inc. (Consumer
Discretionary) 556,119
24,952 Shimizu Corp. (Industrials) 163,989
90,200 Shin-Etsu Chemical Co. Ltd.
(Materials) 3,180,048
2,931 Shinko Electric Industries Co.
Ltd. (Information Technology) 109,421
13,504 Shionogi & Co. Ltd. (Health
Care) 637,406
18,014 Shiseido Co. Ltd. (Consumer
Staples) 483,265
25,238 Shizuoka Financial Group, Inc.
(Financials) 204,178
2,600 SMC Corp. (Industrials) 1,309,365
128,655 SoftBank Corp.
(Communication Services) 1,565,164
44,889 SoftBank Group Corp.
(Communication Services) 1,827,928
16,296 Sohgo Security Services Co.
Ltd. (Industrials) 94,446
10,287 Sojitz Corp. (Industrials) 229,141
14,971 Sompo Holdings, Inc.
(Financials) 684,270
56,693 Sony Group Corp. (Consumer
Discretionary) 4,916,321
4,053 Square Enix Holdings Co. Ltd.
(Communication Services) 140,697
6,862 Stanley Electric Co. Ltd.
(Consumer Discretionary) 126,996
28,234 Subaru Corp. (Consumer
Discretionary) 500,567
1,565 Sugi Holdings Co. Ltd.
(Consumer Staples) 67,899
15,659 SUMCO Corp. (Information
Technology) 234,776
65,873 Sumitomo Chemical Co. Ltd.
(Materials) 168,208
54,170 Sumitomo Corp. (Industrials) 1,135,908
33,565 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 416,398
5,277 Sumitomo Heavy Industries
Ltd. (Industrials) 125,968

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,801 Sumitomo Metal Mining Co.
Ltd. (Materials) $ 342,611
60,156 Sumitomo Mitsui Financial
Group, Inc. (Financials) 2,953,375
15,309 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 575,660
19,571 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 552,571
8,059 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 93,191
3,116 Sundrug Co. Ltd. (Consumer
Staples) 94,322
5,757 Suntory Beverage & Food Ltd.
(Consumer Staples) 181,003
18,267 Suzuki Motor Corp. (Consumer
Discretionary) 743,975
7,299 Sysmex Corp. (Health Care) 403,917
24,854 T&D Holdings, Inc. (Financials) 367,594
7,677 Taisei Corp. (Industrials) 261,257
2,239 Taisho Pharmaceutical Holdings
Co. Ltd. (Health Care) 131,597
5,638 Taiyo Yuden Co. Ltd.
(Information Technology) 146,218
70,284 Takeda Pharmaceutical Co. Ltd.
(Health Care) 1,980,132
6,187 TBS Holdings, Inc.
(Communication Services) 114,943
17,455 TDK Corp. (Information
Technology) 811,147
33,049 Terumo Corp. (Health Care) 1,054,724
5,634 THK Co. Ltd. (Industrials) 112,558
10,847 TIS, Inc. (Information
Technology) 229,435
9,610 Tobu Railway Co. Ltd.
(Industrials) 237,593
428 Toei Animation Co. Ltd.
(Communication Services) 44,498
4,964 Toho Co. Ltd. (Communication
Services) 172,289
21,225 Tohoku Electric Power Co., Inc.
(Utilities) 135,949
87,528 Tokio Marine Holdings, Inc.
(Financials) 2,159,855
1,894 Tokyo Century Corp.
(Financials) 75,486
68,588 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 292,706
20,810 Tokyo Electron Ltd.
(Information Technology) 3,381,880
18,999 Tokyo Gas Co. Ltd. (Utilities) 440,421
25,347 Tokyu Corp. (Industrials) 297,560
27,352 Tokyu Fudosan Holdings Corp.
(Real Estate) 169,106
11,967 TOPPAN Holdings, Inc.
(Industrials) 280,405
69,598 Toray Industries, Inc.
(Materials) 361,137
19,172 Toshiba Corp. (Industrials)* 596,552
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
13,793 Tosoh Corp. (Materials) $ 183,521
7,021 TOTO Ltd. (Industrials) 180,328
4,199 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 223,534
3,346 Toyota Boshoku Corp.
(Consumer Discretionary) 57,715
7,648 Toyota Industries Corp.
(Industrials) 657,790
524,008 Toyota Motor Corp. (Consumer
Discretionary) 9,905,235
10,724 Toyota Tsusho Corp.
(Industrials) 594,105
6,094 Trend Micro, Inc. (Information
Technology)
(a)
309,739
1,730 Tsuruha Holdings, Inc.
(Consumer Staples) 145,576
19,011 Unicharm Corp. (Consumer
Staples) 612,503
142 United Urban Investment Corp.
REIT (Real Estate) 139,277
9,119 USS Co. Ltd. (Consumer
Discretionary) 178,451
4,224 Welcia Holdings Co. Ltd.
(Consumer Staples) 73,831
10,934 West Japan Railway Co.
(Industrials) 432,449
964 Workman Co. Ltd. (Consumer
Discretionary) 30,126
12,223 Yakult Honsha Co. Ltd.
(Consumer Staples) 273,092
29,868 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 86,572
7,453 Yamaha Corp. (Consumer
Discretionary) 174,484
14,073 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 359,548
14,185 Yamato Holdings Co. Ltd.
(Industrials) 252,209
6,100 Yamazaki Baking Co. Ltd.
(Consumer Staples) 133,483
12,042 Yaskawa Electric Corp.
(Industrials) 462,098
11,018 Yokogawa Electric Corp.
(Information Technology) 208,756
6,040 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 134,377
3,932 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 218,470
5,391 ZOZO, Inc. (Consumer
Discretionary) 113,957
178,181,492
Jordan – 0.0%
7,257 Hikma Pharmaceuticals PLC
(Health Care) 158,338
Luxembourg – 0.1%
21,100 ArcelorMittal (Materials) 531,583

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Luxembourg – (continued)
5,970 Eurofins Scientific SE (Health
Care) $ 347,580
879,163
Macau – 0.2%
85,566 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 442,603
111,608 Sands China Ltd. (Consumer
Discretionary)* 273,793
716,396
Mexico – 0.0%
8,484 Fresnillo PLC (Materials) 62,595
Netherlands – 5.1%
1,384 Adyen NV (Financials)*
(b)
1,617,299
7,847 Akzo Nobel NV (Materials) 603,269
2,567 Argenx SE ADR (Health Care)* 1,156,716
2,114 ASM International NV
(Information Technology) 1,085,710
18,158 ASML Holding NV
(Information Technology) 12,343,000
4,582 EXOR NV (Financials) 446,448
4,163 HAL Trust (Financials) 528,718
5,108 Heineken Holding NV
(Consumer Staples) 397,379
13,230 Heineken NV (Consumer
Staples) 1,211,118
161,804 ING Groep NV (Financials) 2,273,539
4,245 JDE Peet’s NV (Consumer
Staples) 114,033
44,174 Koninklijke Ahold Delhaize NV
(Consumer Staples) 1,280,146
152,319 Koninklijke KPN NV
(Communication Services) 523,017
36,311 Koninklijke Philips NV (Health
Care)* 743,647
308,028 Shell PLC (Energy) 9,982,678
35,381 Universal Music Group NV
(Communication Services) 935,766
11,422 Wolters Kluwer NV
(Industrials) 1,574,020
36,816,503
New Zealand – 0.3%
31,091 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 79,694
55,532 Auckland International Airport
Ltd. (Industrials) 271,651
35,685 Contact Energy Ltd. (Utilities) 171,698
25,245 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 367,361
37,128 Infratil Ltd. (Industrials) 223,588
3,806 Mainfreight Ltd. (Industrials) 158,678
30,011 Mercury NZ Ltd. (Utilities) 115,481
58,211 Meridian Energy Ltd. (Utilities) 187,500
27,598 Ryman Healthcare Ltd. (Health
Care) 92,048
84,070 Spark New Zealand Ltd.
(Communication Services) 269,236
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
5,848 Xero Ltd. (Information
Technology)* $ 399,578
2,336,513
Norway – 0.7%
1,012 Aker ASA, Class A (Industrials) 63,515
14,116 Aker BP ASA (Energy) 406,109
33,922 AutoStore Holdings Ltd.
(Industrials)*
(b)
56,475
40,894 DNB Bank ASA (Financials) 781,929
40,300 Equinor ASA (Energy) 1,301,483
6,576 Frontline PLC (Energy) 129,887
8,338 Gjensidige Forsikring ASA
(Financials) 140,864
3,854 Kongsberg Gruppen ASA
(Industrials) 166,048
12,357 Leroy Seafood Group ASA
(Consumer Staples) 48,448
20,375 Mowi ASA (Consumer Staples) 363,502
7,580 Nordic Semiconductor ASA
(Information Technology)* 69,339
60,140 Norsk Hydro ASA (Materials) 350,279
36,591 Orkla ASA (Consumer Staples) 270,355
2,983 Salmar ASA (Consumer
Staples) 164,056
3,161 Schibsted ASA, Class A
(Communication Services) 78,037
4,382 Schibsted ASA, Class B
(Communication Services) 101,635
3,321 Seadrill Ltd. (Energy)* 148,044
7,826 SpareBank 1 SR-Bank ASA
(Financials) 86,255
20,002 Storebrand ASA (Financials) 173,135
29,626 Telenor ASA (Communication
Services) 319,656
10,736 TOMRA Systems ASA
(Industrials) 105,878
17,943 Var Energi ASA (Energy) 57,647
4,661 Wallenius Wilhelmsen ASA
(Industrials) 40,777
5,423,353
Poland – 0.4%
21,755 Allegro.eu SA (Consumer
Discretionary)*
(b)
157,782
8,115 Bank Pekao SA (Financials) 285,838
582 Budimex SA (Industrials) 80,950
3,186 CD Projekt SA (Communication
Services)
(a)
86,911
11,172 Cyfrowy Polsat SA
(Communication Services)* 35,922
2,207 Dino Polska SA (Consumer
Staples)*
(b)
246,571
7,979 InPost SA (Industrials)* 94,285
6,278 KGHM Polska Miedz SA
(Materials) 181,405
596 mBank SA (Financials)* 84,271
26,772 ORLEN SA (Energy) 396,120
40,426 PGE Polska Grupa
Energetyczna SA (Utilities)* 85,183

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
39,474 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials)* $ 470,196
26,151 Powszechny Zaklad
Ubezpieczen SA (Financials) 298,850
1,533 Santander Bank Polska SA
(Financials)* 190,864
2,695,148
Portugal – 0.2%
337,108 Banco Comercial Portugues SA,
Class R (Financials)* 113,362
129,082 EDP – Energias de Portugal SA
(Utilities) 617,871
21,924 Galp Energia SGPS SA
(Energy) 326,645
12,655 Jeronimo Martins SGPS SA
(Consumer Staples) 313,439
9,822 Navigator Co SA (The)
(Materials) 40,402
1,411,719
Russia – –%
12,172 Evraz PLC (Materials)* —
Singapore – 1.6%
163,392 CapitaLand Ascendas REIT
REIT (Real Estate) 347,695
209,122 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 285,181
110,479 CapitaLand Investment Ltd.
(Real Estate) 250,825
20,308 City Developments Ltd. (Real
Estate) 95,256
84,134 DBS Group Holdings Ltd.
(Financials) 2,000,909
128,539 Frasers Logistics & Commercial
Trust REIT (Real Estate) 106,907
260,969 Genting Singapore Ltd.
(Consumer Discretionary) 178,920
85,282 Grab Holdings Ltd., Class A
(Industrials)* 259,257
10,483 Hafnia Ltd. (Energy) 64,480
4,357 Jardine Cycle & Carriage Ltd.
(Industrials) 93,108
11,671 Keppel REIT (Real Estate) 7,564
63,834 Keppel Corp. Ltd. (Industrials) 319,026
61,918 Keppel DC REIT (Real Estate) 85,366
94,575 Mapletree Industrial Trust REIT
(Real Estate) 161,570
151,542 Mapletree Logistics Trust REIT
(Real Estate) 182,813
105,638 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 108,440
41,189 Olam Group Ltd. (Consumer
Staples) 31,480
147,788 Oversea-Chinese Banking Corp.
Ltd. (Financials) 1,388,627
39,989 SATS Ltd. (Industrials)* 79,403
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
16,745 Sea Ltd. ADR (Communication
Services)* $ 606,504
2,970,911 Seatrium Ltd. (Industrials)* 233,737
41,266 Sembcorp Industries Ltd.
(Utilities) 158,929
60,946 Singapore Airlines Ltd.
(Industrials) 289,523
37,652 Singapore Exchange Ltd.
(Financials) 266,041
69,877 Singapore Technologies
Engineering Ltd. (Industrials) 194,248
328,764 Singapore Telecommunications
Ltd. (Communication Services) 569,043
29,947 STMicroelectronics NV
(Information Technology) 1,419,900
61,550 United Overseas Bank Ltd.
(Financials) 1,255,351
24,173 UOL Group Ltd. (Real Estate) 106,864
12,437 Venture Corp. Ltd. (Information
Technology) 116,766
11,263,733
South Africa – 0.2%
53,143 Anglo American PLC
(Materials) 1,441,061
South Korea – 0.1%
9,198 Delivery Hero SE (Consumer
Discretionary)*
(b)
292,096
Spain – 2.6%
9,383 ACS Actividades de
Construccion y Servicios SA
(Industrials) 375,215
3,378 Aena SME SA (Industrials)
(b)
582,162
20,675 Amadeus IT Group SA
(Consumer Discretionary) 1,417,125
273,977 Banco Bilbao Vizcaya
Argentaria SA (Financials) 2,542,753
731,896 Banco Santander SA
(Financials) 3,035,372
173,767 CaixaBank SA (Financials) 783,226
26,205 Cellnex Telecom SA
(Communication Services)*
(b)
1,001,874
2,628 Corp ACCIONA Energias
Renovables SA (Utilities) 78,108
13,564 EDP Renovaveis SA (Utilities) 247,895
14,550 Endesa SA (Utilities) 304,572
13,574 Grifols SA (Health Care)* 192,019
266,044 Iberdrola SA (Utilities) 3,293,235
51,035 Industria de Diseno Textil SA
(Consumer Discretionary) 2,106,537
5,744 Naturgy Energy Group SA
(Utilities) 171,849
18,584 Redeia Corp. SA (Utilities) 311,860
58,762 Repsol SA (Energy) 900,178
237,748 Telefonica SA (Communication
Services) 1,025,695
18,369,675

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – 3.3%
8,079 AAK AB (Consumer Staples) $ 164,219
10,994 AddTech AB, Class B
(Industrials) 204,691
12,976 Alfa Laval AB (Industrials) 484,672
44,684 Assa Abloy AB, Class B
(Industrials) 1,145,793
116,507 Atlas Copco AB, Class A
(Industrials) 1,800,053
69,220 Atlas Copco AB, Class B
(Industrials) 914,557
5,451 Avanza Bank Holding AB
(Financials) 107,003
4,990 Axfood AB (Consumer Staples) 124,573
17,191 Beijer Ref AB (Industrials) 190,467
12,373 Boliden AB (Materials) 330,495
18,702 Castellum AB (Real Estate) 228,714
9,618 Electrolux AB, Class B
(Consumer Discretionary)* 94,768
15,934 Elekta AB, Class B (Health
Care) 124,384
37,402 Embracer Group AB
(Communication Services)*
(a)
82,254
28,586 Epiroc AB, Class A (Industrials) 533,591
17,345 Epiroc AB, Class B (Industrials) 273,280
20,565 EQT AB (Financials)
(a)
485,725
27,736 Essity AB, Class B (Consumer
Staples) 694,800
8,225 Evolution AB (Consumer
Discretionary)
(b)
853,516
10,211 Fabege AB (Real Estate) 91,500
30,248 Fastighets AB Balder, Class B
(Real Estate)* 178,564
10,013 Getinge AB, Class B (Health
Care) 213,086
28,193 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) 451,729
88,772 Hexagon AB, Class B
(Information Technology) 888,665
4,172 Holmen AB, Class B (Materials) 175,140
17,662 Husqvarna AB, Class B
(Industrials) 135,041
7,142 Industrivarden AB, Class A
(Financials) 214,965
5,947 Industrivarden AB, Class C
(Financials) 179,224
12,289 Indutrade AB (Industrials) 269,731
6,196 Investment AB Latour, Class B
(Industrials) 138,893
22,071 Investor AB, Class A
(Financials) 453,895
83,477 Investor AB, Class B
(Financials) 1,735,046
10,944 Kinnevik AB, Class B
(Financials)* 102,288
2,073 L E Lundbergforetagen AB,
Class B (Financials) 100,931
10,358 Lifco AB, Class B (Industrials) 225,074
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
67,882 Nibe Industrier AB, Class B
(Industrials) $ 401,377
3,534 Saab AB, Class B (Industrials) 181,846
9,351 Sagax AB, Class B (Real Estate) 212,295
48,162 Sandvik AB (Industrials) 951,396
23,113 Securitas AB, Class B
(Industrials) 208,305
72,973 Skandinaviska Enskilda Banken
AB, Class A (Financials) 884,407
15,237 Skanska AB, Class B
(Industrials) 245,011
17,159 SKF AB, Class B (Industrials) 322,749
10,140 SSAB AB, Class A (Materials) 76,871
29,184 SSAB AB, Class B (Materials) 216,063
27,492 Svenska Cellulosa AB SCA,
Class B (Materials) 408,883
67,396 Svenska Handelsbanken AB,
Class A (Financials) 639,303
1,629 Svenska Handelsbanken AB,
Class B (Financials)
(a)
18,903
8,327 Sweco AB, Class B (Industrials) 99,887
45,861 Swedbank AB, Class A
(Financials) 841,826
10,700 Swedish Orphan Biovitrum AB
(Health Care)* 254,868
25,428 Tele2 AB, Class B
(Communication Services) 199,612
133,931 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 664,105
103,746 Telia Co. AB (Communication
Services) 246,523
4,863 Thule Group AB (Consumer
Discretionary)
(b)
119,175
9,632 Trelleborg AB, Class B
(Industrials) 299,287
8,748 Volvo AB, Class A (Industrials) 206,870
68,698 Volvo AB, Class B (Industrials) 1,594,716
21,853 Volvo Car AB, Class B
(Consumer Discretionary)* 71,259
23,756,864
Switzerland – 5.0%
74,405 ABB Ltd. (Industrials) 2,970,039
22,621 Alcon, Inc. (Health Care) 1,714,883
23,184 Cie Financiere Richemont SA
(Consumer Discretionary) 2,911,498
12,098 DSM-Firmenich AG (Materials) 1,146,695
1,521 Geberit AG (Industrials) 856,049
423 Givaudan SA (Materials) 1,591,692
2,358 Kuehne + Nagel International
AG (Industrials) 686,615
3,404 Lonza Group AG (Health Care) 1,324,724
92,013 Novartis AG (Health Care) 9,007,126
990 Partners Group Holding AG
(Financials) 1,312,144
918 Schindler Holding AG
(Industrials) 197,842

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
1,864 Schindler Holding AG
Participation Certificates
(Industrials) $ 419,617
6,828 SGS SA (Industrials) 583,429
6,704 Sika AG (Materials) 1,828,749
4,900 Straumann Holding AG (Health
Care) 677,621
1,290 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 340,469
2,421 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 122,226
1,162 Swisscom AG (Communication
Services) 682,060
144,208 UBS Group AG (Financials) 4,084,691
6,676 Zurich Insurance Group AG
(Financials) 3,361,992
35,820,161
United Kingdom – 11.0%
43,399 3i Group PLC (Financials) 1,226,283
8,785 Admiral Group PLC
(Financials) 300,389
13,671 Allfunds Group PLC
(Financials) 86,366
20,130 Ashtead Group PLC
(Industrials) 1,213,784
15,917 Associated British Foods PLC
(Consumer Staples) 479,170
68,946 AstraZeneca PLC (Health Care) 8,838,201
41,947 Auto Trader Group PLC
(Communication Services)
(b)
384,889
125,930 Aviva PLC (Financials) 665,584
42,888 B&M European Value Retail SA
(Consumer Discretionary) 311,431
140,316 BAE Systems PLC (Industrials) 1,865,148
699,669 Barclays PLC (Financials) 1,249,257
44,772 Barratt Developments PLC
(Consumer Discretionary) 291,218
4,822 Berkeley Group Holdings PLC
(Consumer Discretionary) 283,001
718,443 BP PLC (Energy) 4,357,480
94,355 British American Tobacco PLC
(Consumer Staples) 3,000,554
290,061 BT Group PLC
(Communication Services) 451,293
15,463 Bunzl PLC (Industrials) 587,654
17,032 Burberry Group PLC
(Consumer Discretionary) 315,555
257,212 Centrica PLC (Utilities) 485,333
122,220 CK Hutchison Holdings Ltd.
(Industrials) 612,641
44,045 CNH Industrial NV (Industrials) 468,080
9,338 Coca-Cola Europacific Partners
PLC (Consumer Staples) 566,256
79,763 Compass Group PLC
(Consumer Discretionary) 2,022,550
75,924 ConvaTec Group PLC (Health
Care)
(b)
216,069
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
6,415 Croda International PLC
(Materials) $ 364,149
4,553 DCC PLC (Industrials) 307,906
103,366 Diageo PLC (Consumer
Staples) 3,616,214
61,403 DS Smith PLC (Materials) 225,893
29,377 Entain PLC (Consumer
Discretionary) 298,560
17,359 Halma PLC (Information
Technology) 468,301
16,272 Hargreaves Lansdown PLC
(Financials) 147,987
911,918 HSBC Holdings PLC
(Financials) 6,950,904
39,750 Imperial Brands PLC
(Consumer Staples) 929,187
64,429 Informa PLC (Communication
Services) 606,020
7,375 InterContinental Hotels Group
PLC (Consumer Discretionary) 571,014
13,301 Intermediate Capital Group
PLC (Financials) 263,353
85,177 International Consolidated
Airlines Group SA ADR
(Industrials)* 324,950
7,404 Intertek Group PLC
(Industrials) 373,518
80,832 J Sainsbury PLC (Consumer
Staples) 292,560
114,945 JD Sports Fashion PLC
(Consumer Discretionary) 228,531
87,279 Kingfisher PLC (Consumer
Discretionary) 242,417
31,579 Land Securities Group PLC
REIT (Real Estate) 249,539
273,217 Legal & General Group PLC
(Financials) 793,101
2,959,400 Lloyds Banking Group PLC
(Financials) 1,628,584
16,564 London Stock Exchange Group
PLC (Financials) 1,867,518
102,586 M&G PLC (Financials) 271,686
61,562 Melrose Industries PLC
(Industrials) 404,168
169,407 National Grid PLC (Utilities) 2,203,586
252,132 NatWest Group PLC
(Financials) 663,589
5,499 Next PLC (Consumer
Discretionary) 552,044
27,125 Ocado Group PLC (Consumer
Staples)* 206,034
32,918 Pearson PLC (Consumer
Discretionary) 390,555
14,691 Persimmon PLC (Consumer
Discretionary) 232,755
34,428 Phoenix Group Holdings PLC
(Financials) 202,754
32,914 Reckitt Benckiser Group PLC
(Consumer Staples) 2,249,212

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
86,897 RELX PLC (Industrials) $ 3,344,223
115,357 Rentokil Initial PLC
(Industrials) 626,058
37,436 Rightmove PLC
(Communication Services) 258,098
387,371 Rolls-Royce Holdings PLC
(Industrials)* 1,318,176
46,957 Sage Group PLC (The)
(Information Technology) 672,029
40,495 Schroders PLC (Financials) 205,879
53,509 Segro PLC REIT (Real Estate) 550,182
12,141 Severn Trent PLC (Utilities) 399,771
40,193 Smith & Nephew PLC (Health
Care) 520,781
16,105 Smiths Group PLC (Industrials) 335,997
3,377 Spirax-Sarco Engineering PLC
(Industrials) 395,363
50,164 SSE PLC (Utilities) 1,163,732
25,194 St James's Place PLC
(Financials) 206,867
108,210 Standard Chartered PLC
(Financials) 894,809
162,412 Taylor Wimpey PLC (Consumer
Discretionary) 266,362
328,371 Tesco PLC (Consumer Staples) 1,188,075
114,715 Unilever PLC (Consumer
Staples) 5,474,202
31,386 United Utilities Group PLC
(Utilities) 433,489
1,121,175 Vodafone Group PLC
(Communication Services) 1,012,424
11,946 Weir Group PLC (The)
(Industrials) 283,255
8,934 Whitbread PLC (Consumer
Discretionary) 349,592
26,964 Wise PLC, Class A
(Financials)* 266,527
49,391 WPP PLC (Communication
Services) 441,938
79,012,604
United States – 7.0%
22,073 CSL Ltd. (Health Care) 3,837,869
1,850 CyberArk Software Ltd.
(Information Technology)* 368,650
42,292 Experian PLC (Industrials) 1,554,255
21,679 Ferrovial SE (Industrials) 751,250
188,369 GSK PLC (Health Care) 3,384,785
233,986 Haleon PLC (Consumer
Staples) 977,657
23,583 Holcim AG (Materials)* 1,743,875
3,747 ICON PLC (Health Care)* 1,000,224
3,308 Inmode Ltd. (Health Care)* 78,565
20,254 James Hardie Industries PLC
CDI (Materials)* 654,281
1,213 Monday.com Ltd. (Information
Technology)* 218,146
122,718 Nestle SA (Consumer Staples) 14,021,084
1,312 Roche Holding AG (Health
Care) 376,905
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
32,332 Roche Holding AG (Health
Care) $ 8,776,917
50,891 Sanofi SA (Health Care) 4,745,353
24,784 Schneider Electric SE
(Industrials) 4,559,793
100,288 Stellantis NV (Consumer
Discretionary) 2,177,762
13,286 Swiss Re AG (Financials) 1,577,574
21,203 Tenaris SA (Energy) 364,370
51,169,315
TOTAL COMMON STOCKS
(Cost $671,549,967)
712,105,851
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Germany – 0.4%
2,698 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.76% 256,404
5,249 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(b)
1.20 481,427
7,580 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.56 597,133
7,056 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.71 345,369
1,130 Sartorius AG
(Health Care) 0.49 364,335
8,419 Volkswagen
AG (Consumer
Discretionary) 26.14 977,571
3,022,239
Spain – 0.0%
12,028 Grifols SA, Class
B (Health Care)* 0.00 117,523
TOTAL PREFERRED STOCKS
(Cost $3,582,361)
3,139,762
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,199,197 5.260% 1,199,197
(Cost $1,199,197)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $676,331,525)
716,444,810

GOLDMAN SACHS MARKETBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,083,718 5.259% $ 3,083,718
(Cost $3,083,718)
TOTAL INVESTMENTS – 100.1%
(Cost $679,415,243)
$ 719,528,528
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(927,085)
NET ASSETS – 100.0%
$ 718,601,443
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 18.5%
Industrials 16.4
Health Care 12.7
Consumer Discretionary 12.0
Consumer Staples 9.5
Information Technology 8.5
Materials 7.2
Energy 4.5
Communication Services 4.4
Utilities 3.4
Real Estate 2.3
Investment Company 0.2
Securities Lending Reinvestment Vehicle 0.4
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future 19 12/15/23 $ 2,020,270 $ 94,211

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.0%
Communication Services – 9.4%
1,364 Alphabet, Inc., Class A * $ 180,771
1,168 Alphabet, Inc., Class C * 156,418
40 Charter Communications, Inc., Class
A * 16,005
44 Iridium Communications, Inc. 1,676
8 Liberty Broadband Corp., Class C * 665
12 Live Nation Entertainment, Inc. * 1,011
96 Match Group, Inc. * 3,108
852 Meta Platforms, Inc., Class A * 278,732
168 Netflix, Inc. * 79,627
4 Nexstar Media Group, Inc. 568
228 Pinterest, Inc., Class A * 7,768
8 Playtika Holding Corp. * 69
176 ROBLOX Corp., Class A * 6,919
4 Roku, Inc. * 417
52 Spotify Technology SA * 9,626
20 TKO Group Holdings, Inc. 1,547
168 Trade Desk, Inc. (The), Class A * 11,837
64 ZoomInfo Technologies, Inc. * 920
757,684
Consumer Discretionary – 15.2%
156 Airbnb, Inc., Class A * 19,709
2,360 Amazon.com, Inc. * 344,772
4 AutoZone, Inc. * 10,440
12 Best Buy Co., Inc. 851
16 Booking Holdings, Inc. * 50,011
4 Bright Horizons Family Solutions,
Inc. * 350
4 Brunswick Corp. 316
24 Burlington Stores, Inc. * 4,070
32 Caesars Entertainment, Inc. * 1,431
4 CarMax, Inc. * 256
4 Cava Group, Inc. * 136
12 Chipotle Mexican Grill, Inc. * 26,427
12 Choice Hotels International, Inc. 1,323
28 Churchill Downs, Inc. 3,242
420 Coupang, Inc. (South Korea) * 6,418
24 Crocs, Inc. * 2,535
20 Darden Restaurants, Inc. 3,129
12 Deckers Outdoor Corp. * 7,968
12 Domino's Pizza, Inc. 4,715
92 DoorDash, Inc., Class A * 8,646
160 DraftKings, Inc., Class A * 6,118
12 eBay, Inc. 492
28 Etsy, Inc. * 2,123
40 Expedia Group, Inc. * 5,447
20 Five Below, Inc. * 3,769
40 Floor & Decor Holdings, Inc., Class
A * 3,668
4 Grand Canyon Education, Inc. * 547
36 H&R Block, Inc. 1,635
44 Hilton Worldwide Holdings, Inc. 7,371
392 Home Depot, Inc. (The) 122,888
120 Las Vegas Sands Corp. 5,534
164 Lowe’s Cos., Inc. 32,608
44 Lululemon Athletica, Inc. * 19,659
96 Marriott International, Inc., Class A 19,459
116 McDonald's Corp. 32,693
8 Murphy USA, Inc. 2,956
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
244 NIKE, Inc., Class B $ 26,906
40 Norwegian Cruise Line Holdings
Ltd. * 611
8 Ollie's Bargain Outlet Holdings,
Inc. * 586
20 O'Reilly Automotive, Inc. * 19,648
120 Peloton Interactive, Inc., Class A * 679
16 Planet Fitness, Inc., Class A * 1,087
16 Pool Corp. 5,557
120 Ross Stores, Inc. 15,646
28 Royal Caribbean Cruises Ltd. * 3,009
20 Service Corp. International 1,225
4 Skechers USA, Inc., Class A * 236
436 Starbucks Corp. 43,295
4 Tapestry, Inc. 127
12 Tempur Sealy International, Inc. 484
1,064 Tesla, Inc. * 255,445
24 Texas Roadhouse, Inc. 2,701
444 TJX Cos., Inc. (The) 39,121
44 Tractor Supply Co. 8,932
12 Travel + Leisure Co. 428
20 Ulta Beauty, Inc. * 8,520
16 Valvoline, Inc. 548
12 Victoria's Secret & Co. * 323
12 Wayfair, Inc., Class A * 670
68 Wendy's Co. (The) 1,275
4 Williams-Sonoma, Inc. 750
12 Wingstop, Inc. 2,884
4 Wyndham Hotels & Resorts, Inc. 309
4 Wynn Resorts Ltd. 338
32 YETI Holdings, Inc. * 1,365
96 Yum! Brands, Inc. 12,053
1,218,470
Consumer Staples – 4.5%
12 Albertsons Cos., Inc., Class A 261
16 BJ's Wholesale Club Holdings,
Inc. * 1,033
4 Boston Beer Co., Inc. (The), Class
A * 1,419
16 Brown-Forman Corp., Class A 964
56 Brown-Forman Corp., Class B 3,289
4 Casey's General Stores, Inc. 1,102
56 Celsius Holdings, Inc. * 2,773
84 Church & Dwight Co., Inc. 8,117
48 Clorox Co. (The) 6,881
744 Coca-Cola Co. (The) 43,479
8 Constellation Brands, Inc., Class A 1,924
172 Costco Wholesale Corp. 101,951
84 Dollar General Corp. 11,014
28 Estee Lauder Cos., Inc. (The), Class
A 3,575
4 Freshpet, Inc. * 284
44 Hershey Co. (The) 8,269
228 Kenvue, Inc. 4,660
124 Kimberly-Clark Corp. 15,343
52 Lamb Weston Holdings, Inc. 5,202
288 Monster Beverage Corp. * 15,883
368 PepsiCo, Inc. 61,931
28 Performance Food Group Co. * 1,821

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
172 Procter & Gamble Co. (The) $ 26,405
196 Sysco Corp. 14,145
176 Target Corp. 23,551
365,276
Energy – 0.6%
44 Antero Midstream Corp. 586
104 APA Corp. 3,744
92 Cheniere Energy, Inc. 16,758
68 Halliburton Co. 2,518
60 Hess Corp. 8,434
24 New Fortress Energy, Inc. 923
8 ONEOK, Inc. 551
44 Ovintiv, Inc. 1,951
88 Targa Resources Corp. 7,959
4 Texas Pacific Land Corp. 6,688
50,112
Financials – 7.1%
76 American Express Co. 12,979
40 Ameriprise Financial, Inc. 14,140
200 Apollo Global Management, Inc. 18,400
20 Arch Capital Group Ltd. * 1,674
60 Ares Management Corp., Class A 6,735
4 Arthur J Gallagher & Co. 996
276 Blackstone, Inc. 31,014
76 Block, Inc. * 4,821
24 Blue Owl Capital, Inc. 324
4 Brighthouse Financial, Inc. * 208
36 Brown & Brown, Inc. 2,691
136 Equitable Holdings, Inc. 4,174
8 Euronet Worldwide, Inc. * 698
4 Everest Group Ltd. 1,642
16 FactSet Research Systems, Inc. 7,255
64 Fiserv, Inc. * 8,359
24 FleetCor Technologies, Inc. * 5,772
8 Jack Henry & Associates, Inc. 1,270
8 Kinsale Capital Group, Inc. 2,801
60 KKR & Co., Inc. 4,550
8 Lincoln National Corp. 190
32 LPL Financial Holdings, Inc. 7,114
16 MarketAxess Holdings, Inc. 3,842
152 Marsh & McLennan Cos., Inc. 30,312
324 Mastercard, Inc., Class A 134,081
56 Moody's Corp. 20,438
8 Morningstar, Inc. 2,267
16 MSCI, Inc. 8,334
608 NU Holdings Ltd., Class A (Brazil)
* 4,949
392 PayPal Holdings, Inc. * 22,583
8 Primerica, Inc. 1,676
168 Progressive Corp. (The) 27,557
4 RenaissanceRe Holdings Ltd.
(Bermuda) 857
4 RLI Corp. 542
16 Rocket Cos., Inc., Class A * 150
36 Ryan Specialty Holdings, Inc. * 1,651
12 S&P Global, Inc. 4,990
20 Shift4 Payments, Inc., Class A * 1,316
36 SLM Corp. 541
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
136 Toast, Inc., Class A * $ 2,022
8 TPG, Inc. 280
16 Tradeweb Markets, Inc., Class A 1,550
12 UWM Holdings Corp. 65
624 Visa, Inc., Class A 160,168
20 Western Union Co. (The) 233
8 WEX, Inc. * 1,413
4 Willis Towers Watson PLC 985
12 XP, Inc., Class A (Brazil) 280
570,889
Health Care – 11.7%
36 10X Genomics, Inc., Class A * 1,567
44 Abbott Laboratories 4,589
680 AbbVie, Inc. 96,825
92 Agilent Technologies, Inc. 11,758
100 agilon health, Inc. * 1,062
28 Align Technology, Inc. * 5,986
40 Alnylam Pharmaceuticals, Inc. * 6,730
140 Amgen, Inc. 37,750
40 Apellis Pharmaceuticals, Inc. * 2,155
8 BioMarin Pharmaceutical, Inc. * 729
56 Bio-Techne Corp. 3,522
40 Bruker Corp. 2,604
52 Cardinal Health, Inc. 5,568
64 Cencora, Inc. 13,016
16 Certara, Inc. * 231
4 Chemed Corp. 2,268
8 Cigna Group (The) 2,103
20 DaVita, Inc. * 2,029
148 Dexcom, Inc. * 17,097
20 Doximity, Inc., Class A * 465
232 Edwards Lifesciences Corp. * 15,709
12 Elevance Health, Inc. 5,754
328 Eli Lilly & Co. 193,861
4 Encompass Health Corp. 261
24 Exact Sciences Corp. * 1,536
92 Exelixis, Inc. * 2,006
12 GE HealthCare Technologies, Inc. 821
12 Globus Medical, Inc., Class A * 539
16 HCA Healthcare, Inc. 4,008
20 Humana, Inc. 9,697
4 ICON PLC * 1,068
32 IDEXX Laboratories, Inc. * 14,906
20 Illumina, Inc. * 2,039
52 Incyte Corp. * 2,826
12 Inspire Medical Systems, Inc. * 1,744
28 Insulet Corp. * 5,294
136 Intuitive Surgical, Inc. * 42,274
48 Ionis Pharmaceuticals, Inc. * 2,375
64 IQVIA Holdings, Inc. * 13,702
12 Jazz Pharmaceuticals PLC * 1,419
12 Karuna Therapeutics, Inc. * 2,294
24 Maravai LifeSciences Holdings,
Inc., Class A * 122
16 Masimo Corp. * 1,500
20 McKesson Corp. 9,411
8 Medpace Holdings, Inc. * 2,166
180 Merck & Co., Inc. 18,446
8 Mettler-Toledo International, Inc. * 8,735

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
12 Molina Healthcare, Inc. * $ 4,387
40 Natera, Inc. * 2,238
36 Neurocrine Biosciences, Inc. * 4,197
40 Novocure Ltd. * 491
12 Penumbra, Inc. * 2,665
4 Regeneron Pharmaceuticals, Inc. * 3,295
8 Repligen Corp. * 1,258
56 ResMed, Inc. 8,833
128 Roivant Sciences Ltd. * 1,224
36 Sarepta Therapeutics, Inc. * 2,926
52 Seagen, Inc. * 11,087
12 Shockwave Medical, Inc. * 2,095
28 Sotera Health Co. * 382
36 Stryker Corp. 10,668
4 Tandem Diabetes Care, Inc. * 81
92 Thermo Fisher Scientific, Inc. 45,610
28 Ultragenyx Pharmaceutical, Inc. * 1,088
300 UnitedHealth Group, Inc. 165,891
56 Veeva Systems, Inc., Class A * 9,761
92 Vertex Pharmaceuticals, Inc. * 32,642
24 Waters Corp. * 6,735
28 West Pharmaceutical Services, Inc. 9,821
180 Zoetis, Inc. 31,801
941,743
Industrials – 6.3%
4 A O Smith Corp. 301
28 Advanced Drainage Systems, Inc. 3,391
32 Allegion PLC 3,395
4 Allison Transmission Holdings, Inc. 214
92 American Airlines Group, Inc. * 1,144
4 Armstrong World Industries, Inc. 339
136 Automatic Data Processing, Inc. 31,269
4 Avis Budget Group, Inc. * 731
28 Axon Enterprise, Inc. * 6,436
28 Boeing Co. (The) * 6,486
52 Booz Allen Hamilton Holding Corp. 6,507
36 Broadridge Financial Solutions, Inc. 6,978
8 BWX Technologies, Inc. 624
36 C.H. Robinson Worldwide, Inc. 2,954
148 Caterpillar, Inc. 37,107
4 Ceridian HCM Holding, Inc. * 276
116 ChargePoint Holdings, Inc. * 216
28 Cintas Corp. 15,491
332 Copart, Inc. * 16,673
84 CSX Corp. 2,713
96 Deere & Co. 34,983
12 Delta Air Lines, Inc. 443
20 Donaldson Co., Inc. 1,217
8 EMCOR Group, Inc. 1,700
32 Equifax, Inc. 6,967
8 Expeditors International of
Washington, Inc. 963
164 Fastenal Co. 9,835
4 Ferguson PLC 685
4 FTI Consulting, Inc. * 882
16 Genpact Ltd. 543
28 Graco, Inc. 2,262
16 HEICO Corp. 2,736
28 HEICO Corp., Class A 3,848
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
32 Honeywell International, Inc. $ 6,269
8 Hubbell, Inc. 2,400
4 IDEX Corp. 807
96 Illinois Tool Works, Inc. 23,252
8 J.B. Hunt Transport Services, Inc. 1,482
20 KBR, Inc. 1,033
12 Landstar System, Inc. 2,072
20 Lincoln Electric Holdings, Inc. 3,961
88 Lockheed Martin Corp. 39,404
128 Lyft, Inc., Class A * 1,502
4 MSA Safety, Inc. 697
4 Northrop Grumman Corp. 1,901
36 Old Dominion Freight Line, Inc. 14,006
8 Otis Worldwide Corp. 686
124 Paychex, Inc. 15,124
20 Paycom Software, Inc. 3,633
8 Paycor HCM, Inc. * 170
16 Paylocity Holding Corp. * 2,507
16 Quanta Services, Inc. 3,013
52 RB Global, Inc. (Canada) 3,311
44 Rockwell Automation, Inc. 12,119
100 Rollins, Inc. 4,074
4 SiteOne Landscape Supply, Inc. * 563
4 Spirit AeroSystems Holdings, Inc.,
Class A * 110
4 Tetra Tech, Inc. 633
40 Toro Co. (The) 3,320
24 Trane Technologies PLC 5,410
4 TransDigm Group, Inc. 3,852
40 Trex Co., Inc. * 2,811
748 Uber Technologies, Inc. * 42,172
16 U-Haul Holding Co. 866
100 Union Pacific Corp. 22,527
76 United Parcel Service, Inc., Class B 11,522
4 United Rentals, Inc. 1,904
56 Verisk Analytics, Inc. 13,520
8 Vertiv Holdings Co., Class A * 349
16 W.W. Grainger, Inc. 12,579
140 Waste Management, Inc. 23,939
4 Watsco, Inc. 1,529
20 WillScot Mobile Mini Holdings
Corp. * 834
12 Xylem, Inc. 1,262
503,434
Information Technology – 43.2%
244 Accenture PLC, Class A 81,286
176 Adobe, Inc. * 107,538
352 Advanced Micro Devices, Inc. * 42,648
28 Allegro MicroSystems, Inc. (Japan)
* 762
24 Alteryx, Inc., Class A * 961
112 Amphenol Corp., Class A 10,191
28 ANSYS, Inc. * 8,214
5,008 Apple, Inc. 951,270
276 Applied Materials, Inc. 41,339
20 AppLovin Corp., Class A * 750
96 Arista Networks, Inc. * 21,092
56 Atlassian Corp., Class A * 10,693
84 Autodesk, Inc. * 18,348

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
68 Bentley Systems, Inc., Class B $ 3,540
168 Broadcom, Inc. 155,523
104 Cadence Design Systems, Inc. * 28,420
48 CDW Corp. 10,122
112 Cloudflare, Inc., Class A * 8,641
72 Confluent, Inc., Class A * 1,528
80 Crowdstrike Holdings, Inc., Class
A * 18,959
104 Datadog, Inc., Class A * 12,123
76 DocuSign, Inc. * 3,276
52 DoubleVerify Holdings, Inc. * 1,726
88 Dropbox, Inc., Class A * 2,480
92 Dynatrace, Inc. * 4,927
28 Elastic NV * 2,250
52 Enphase Energy, Inc. * 5,253
4 Entegris, Inc. 418
20 EPAM Systems, Inc. * 5,164
8 Fair Isaac Corp. * 8,701
28 Five9, Inc. * 2,134
252 Fortinet, Inc. * 13,245
28 Gartner, Inc. * 12,175
32 Gen Digital, Inc. 707
32 Gitlab, Inc., Class A * 1,547
16 Globant SA * 3,533
36 GoDaddy, Inc., Class A * 3,602
24 HashiCorp, Inc., Class A * 514
68 HP, Inc. 1,995
16 HubSpot, Inc. * 7,903
104 Intuit, Inc. 59,432
32 Jabil, Inc. 3,690
16 Keysight Technologies, Inc. * 2,174
52 KLA Corp. 28,320
48 Lam Research Corp. 34,364
52 Lattice Semiconductor Corp. * 3,045
24 Manhattan Associates, Inc. * 5,353
148 Microchip Technology, Inc. 12,349
2,504 Microsoft Corp. 948,791
24 MongoDB, Inc. * 9,978
16 Monolithic Power Systems, Inc. 8,779
60 Motorola Solutions, Inc. 19,372
4 nCino, Inc. * 110
32 NetApp, Inc. 2,924
20 Nutanix, Inc., Class A * 862
688 NVIDIA Corp. 321,778
4 Okta, Inc. * 268
240 Oracle Corp. 27,890
720 Palantir Technologies, Inc., Class
A * 14,436
116 Palo Alto Networks, Inc. * 34,230
16 Pegasystems, Inc. 832
32 Procore Technologies, Inc. * 1,891
24 PTC, Inc. * 3,777
84 Pure Storage, Inc., Class A * 2,798
376 QUALCOMM, Inc. 48,523
32 RingCentral, Inc., Class A * 911
276 Salesforce, Inc. * 69,524
12 SentinelOne, Inc., Class A * 229
80 ServiceNow, Inc. * 54,859
48 Smartsheet, Inc., Class A * 2,034
120 Snowflake, Inc., Class A * 22,522
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
60 Splunk, Inc. * $ 9,092
60 Synopsys, Inc. * 32,594
40 Teradata Corp. * 1,890
48 Teradyne, Inc. 4,427
144 Texas Instruments, Inc. 21,990
12 Twilio, Inc., Class A * 776
12 Tyler Technologies, Inc. * 4,906
112 UiPath, Inc., Class A * 2,213
44 Unity Software, Inc. * 1,298
8 Universal Display Corp. 1,354
20 Vontier Corp. 675
76 Workday, Inc., Class A * 20,575
4 Zebra Technologies Corp., Class A * 948
32 Zscaler, Inc. * 6,321
3,470,602
Materials – 0.8%
52 Ardagh Metal Packaging SA 209
12 Avery Dennison Corp. 2,334
8 Axalta Coating Systems Ltd. * 252
8 Eagle Materials, Inc. 1,448
76 Ecolab, Inc. 14,572
8 FMC Corp. 429
52 Ginkgo Bioworks Holdings, Inc. * 67
64 Graphic Packaging Holding Co. 1,451
16 Linde PLC 6,620
24 PPG Industries, Inc. 3,408
8 RPM International, Inc. 823
16 Scotts Miracle-Gro Co. (The) 891
32 Sealed Air Corp. 1,068
76 Sherwin-Williams Co. (The) 21,189
32 Southern Copper Corp. (Mexico) 2,302
12 Vulcan Materials Co. 2,563
59,626
Real Estate – 1.1%
180 American Tower Corp. REIT 37,580
68 CoStar Group, Inc. * 5,647
16 Crown Castle, Inc. REIT 1,877
20 Equinix, Inc. REIT 16,300
24 Equity LifeStyle Properties, Inc.
REIT 1,707
56 Iron Mountain, Inc. REIT 3,592
24 Lamar Advertising Co., Class A
REIT 2,431
36 Public Storage REIT 9,315
4 SBA Communications Corp. REIT 988
28 Simon Property Group, Inc. REIT 3,497
12 Sun Communities, Inc. REIT 1,552
8 UDR, Inc. REIT 267
84,753
Utilities – 0.1%
156 AES Corp. (The) 2,685

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 GROWTH EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
40 Vistra Corp. $ 1,416
4,101
TOTAL INVESTMENTS – 100.0%
(Cost $8,030,946)
$ 8,026,690
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
2,633
NET ASSETS – 100.0%
$ 8,029,323
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Communication Services – 4.8%
12 AMC Entertainment Holdings, Inc.,
Class A * $ 80
1,504 AT&T, Inc. 24,921
860 Comcast Corp., Class A 36,025
52 DISH Network Corp., Class A * 190
56 Electronic Arts, Inc. 7,729
56 Fox Corp., Class A 1,654
28 Fox Corp., Class B 775
52 Frontier Communications Parent,
Inc. * 1,138
16 IAC, Inc. * 765
80 Interpublic Group of Cos., Inc. (The) 2,459
4 Liberty Broadband Corp., Class A * 332
20 Liberty Broadband Corp., Class C * 1,662
4 Liberty Media Corp.-Liberty
Formula One, Class A * 229
40 Liberty Media Corp.-Liberty
Formula One, Class C * 2,547
4 Liberty Media Corp.-Liberty Live,
Class A * 132
8 Liberty Media Corp.-Liberty Live,
Class C * 274
32 Liberty Media Corp.-Liberty
SiriusXM * 864
16 Liberty Media Corp.-Liberty
SiriusXM, Class A * 431
24 Live Nation Entertainment, Inc. * 2,021
4 Madison Square Garden Sports
Corp. * 677
4 Match Group, Inc. * 130
32 New York Times Co. (The), Class A 1,504
80 News Corp., Class A 1,763
24 News Corp., Class B 553
4 Nexstar Media Group, Inc. 568
40 Omnicom Group, Inc. 3,225
120 Paramount Global, Class B 1,724
24 Roku, Inc. * 2,501
136 Sirius XM Holdings, Inc. 636
36 Take-Two Interactive Software,
Inc. * 5,695
112 T-Mobile US, Inc. 16,850
24 TripAdvisor, Inc. * 428
884 Verizon Communications, Inc. 33,884
384 Walt Disney Co. (The) * 35,593
464 Warner Bros Discovery, Inc. * 4,849
32 ZoomInfo Technologies, Inc. * 460
195,268
Consumer Discretionary – 4.6%
44 ADT, Inc. 258
12 Advance Auto Parts, Inc. 609
56 Aptiv PLC * 4,639
48 Aramark 1,344
8 AutoNation, Inc. * 1,082
48 Bath & Body Works, Inc. 1,566
36 Best Buy Co., Inc. 2,554
48 BorgWarner, Inc. 1,617
16 Boyd Gaming Corp. 945
12 Bright Horizons Family Solutions,
Inc. * 1,049
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
12 Brunswick Corp. $ 946
24 Caesars Entertainment, Inc. * 1,073
24 Capri Holdings Ltd. * 1,163
32 CarMax, Inc. * 2,046
208 Carnival Corp. * 3,132
8 Carter's, Inc. 546
8 Columbia Sportswear Co. 627
64 D.R. Horton, Inc. 8,171
12 Darden Restaurants, Inc. 1,878
12 Dick's Sporting Goods, Inc. 1,561
12 DoorDash, Inc., Class A * 1,128
104 eBay, Inc. 4,265
12 Etsy, Inc. * 910
8 Expedia Group, Inc. * 1,089
824 Ford Motor Co. 8,454
56 GameStop Corp., Class A * 815
40 Gap, Inc. (The) 803
32 Garmin Ltd. 3,912
288 General Motors Co. 9,101
48 Gentex Corp. 1,460
28 Genuine Parts Co. 3,718
4 Grand Canyon Education, Inc. * 547
12 H&R Block, Inc. 545
28 Harley-Davidson, Inc. 840
28 Hasbro, Inc. 1,300
28 Hilton Worldwide Holdings, Inc. 4,691
8 Hyatt Hotels Corp., Class A 918
24 Kohl's Corp. 563
4 Las Vegas Sands Corp. 185
12 Lear Corp. 1,605
28 Leggett & Platt, Inc. 640
52 Lennar Corp., Class A 6,652
4 Lennar Corp., Class B 459
4 Lithia Motors, Inc. 1,068
56 LKQ Corp. 2,494
32 Lowe’s Cos., Inc. 6,363
156 Lucid Group, Inc. * 658
56 Macy’s, Inc. 888
8 Marriott Vacations Worldwide Corp. 583
72 Mattel, Inc. * 1,368
88 McDonald's Corp. 24,802
60 MGM Resorts International 2,366
16 Mister Car Wash, Inc. * 116
12 Mohawk Industries, Inc. * 1,060
80 Newell Brands, Inc. 610
116 NIKE, Inc., Class B 12,791
24 Nordstrom, Inc. 375
68 Norwegian Cruise Line Holdings
Ltd. * 1,038
8 Ollie's Bargain Outlet Holdings,
Inc. * 586
32 Penn Entertainment, Inc. * 786
4 Penske Automotive Group, Inc. 597
16 Petco Health & Wellness Co., Inc. * 48
8 Phinia, Inc. 204
8 Planet Fitness, Inc., Class A * 544
12 Polaris, Inc. 990
44 PulteGroup, Inc. 3,890
12 PVH Corp. 1,173
60 QuantumScape Corp. * 380

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
8 Ralph Lauren Corp. $ 1,035
4 RH * 1,080
140 Rivian Automotive, Inc., Class A * 2,346
4 Ross Stores, Inc. 522
36 Royal Caribbean Cruises Ltd. * 3,869
20 Service Corp. International 1,225
24 Skechers USA, Inc., Class A * 1,414
48 Tapestry, Inc. 1,520
28 Tempur Sealy International, Inc. 1,129
12 Thor Industries, Inc. 1,189
24 Toll Brothers, Inc. 2,061
8 TopBuild Corp. * 2,366
8 Travel + Leisure Co. 285
40 Under Armour, Inc., Class A * 326
44 Under Armour, Inc., Class C * 337
8 Vail Resorts, Inc. 1,739
24 Valvoline, Inc. 822
72 VF Corp. 1,205
8 Victoria's Secret & Co. * 216
12 Wayfair, Inc., Class A * 670
12 Whirlpool Corp. 1,307
12 Williams-Sonoma, Inc. 2,250
16 Wyndham Hotels & Resorts, Inc. 1,237
20 Wynn Resorts Ltd. 1,688
8 Yum! Brands, Inc. 1,004
190,026
Consumer Staples – 8.2%
80 Albertsons Cos., Inc., Class A 1,742
376 Altria Group, Inc. 15,807
112 Archer-Daniels-Midland Co. 8,258
20 BJ's Wholesale Club Holdings,
Inc. * 1,292
4 Brown-Forman Corp., Class A 241
8 Brown-Forman Corp., Class B 470
32 Bunge Global SA 3,516
40 Campbell Soup Co. 1,607
8 Casey's General Stores, Inc. 2,203
4 Church & Dwight Co., Inc. 387
412 Coca-Cola Co. (The) 24,077
172 Colgate-Palmolive Co. 13,548
100 Conagra Brands, Inc. 2,829
32 Constellation Brands, Inc., Class A 7,696
76 Coty, Inc., Class A * 866
32 Darling Ingredients, Inc. * 1,404
44 Dollar Tree, Inc. * 5,438
32 Estee Lauder Cos., Inc. (The), Class
A 4,086
40 Flowers Foods, Inc. 832
8 Freshpet, Inc. * 568
124 General Mills, Inc. 7,894
20 Grocery Outlet Holding Corp. * 564
8 Hershey Co. (The) 1,503
60 Hormel Foods Corp. 1,835
12 Ingredion, Inc. 1,230
20 J M Smucker Co. (The) 2,195
56 Kellanova 2,942
240 Kenvue, Inc. 4,906
200 Keurig Dr Pepper, Inc. 6,314
4 Kimberly-Clark Corp. 495
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
168 Kraft Heinz Co. (The) $ 5,898
136 Kroger Co. (The) 6,021
52 McCormick & Co., Inc. 3,371
36 Molson Coors Beverage Co., Class
B 2,215
284 Mondelez International, Inc., Class
A 20,181
28 Olaplex Holdings, Inc. * 61
88 PepsiCo, Inc. 14,810
16 Performance Food Group Co. * 1,041
328 Philip Morris International, Inc. 30,622
8 Pilgrim's Pride Corp. * 204
12 Post Holdings, Inc. * 1,025
400 Procter & Gamble Co. (The) 61,408
12 Reynolds Consumer Products, Inc. 315
8 Spectrum Brands Holdings, Inc. 555
60 Tyson Foods, Inc., Class A 2,810
48 US Foods Holding Corp. * 2,104
152 Walgreens Boots Alliance, Inc. 3,031
300 Walmart, Inc. 46,707
12 WK Kellogg Co. 134
329,258
Energy – 8.3%
48 Antero Midstream Corp. 639
60 Antero Resources Corp. * 1,418
8 APA Corp. 288
212 Baker Hughes Co. 7,155
28 Chesapeake Energy Corp. 2,249
372 Chevron Corp. 53,419
256 ConocoPhillips 29,586
156 Coterra Energy, Inc. 4,095
136 Devon Energy Corp. 6,116
40 Diamondback Energy, Inc. 6,176
20 DT Midstream, Inc. 1,146
124 EOG Resources, Inc. 15,261
76 EQT Corp. 3,037
852 Exxon Mobil Corp. 87,534
152 Halliburton Co. 5,629
24 Hess Corp. 3,373
28 HF Sinclair Corp. 1,469
412 Kinder Morgan, Inc. 7,239
132 Marathon Oil Corp. 3,357
88 Marathon Petroleum Corp. 13,129
84 NOV, Inc. 1,581
148 Occidental Petroleum Corp. 8,754
88 ONEOK, Inc. 6,059
32 Ovintiv, Inc. 1,419
96 Phillips 66 12,373
48 Pioneer Natural Resources Co. 11,119
48 Range Resources Corp. 1,560
300 Schlumberger NV 15,612
232 Southwestern Energy Co. * 1,529
92 TechnipFMC PLC (United
Kingdom) 1,906
72 Valero Energy Corp. 9,026
256 Williams Cos., Inc. (The) 9,418
332,671

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – 21.8%
8 Affiliated Managers Group, Inc. $ 1,084
44 Affirm Holdings, Inc. * 1,514
128 Aflac, Inc. 10,587
124 AGNC Investment Corp. REIT 1,094
56 Allstate Corp. (The) 7,721
56 Ally Financial, Inc. 1,636
84 American Express Co. 14,345
16 American Financial Group, Inc. 1,830
152 American International Group, Inc. 10,003
104 Annaly Capital Management, Inc.
REIT 1,879
44 Aon PLC, Class A 14,454
64 Arch Capital Group Ltd. * 5,356
40 Arthur J Gallagher & Co. 9,960
12 Assurant, Inc. 2,016
12 Assured Guaranty Ltd. 815
16 Axis Capital Holdings Ltd. 901
1,464 Bank of America Corp. 44,637
164 Bank of New York Mellon Corp.
(The) 7,924
24 Bank OZK 1,005
384 Berkshire Hathaway, Inc., Class B * 138,240
32 BlackRock, Inc. 24,039
72 Block, Inc. * 4,567
80 Blue Owl Capital, Inc. 1,078
4 BOK Financial Corp. 287
12 Brighthouse Financial, Inc. * 624
32 Brown & Brown, Inc. 2,392
80 Capital One Financial Corp. 8,933
44 Carlyle Group, Inc. (The) 1,508
24 Cboe Global Markets, Inc. 4,373
312 Charles Schwab Corp. (The) 19,132
88 Chubb Ltd. 20,190
32 Cincinnati Financial Corp. 3,289
408 Citigroup, Inc. 18,809
100 Citizens Financial Group, Inc. 2,727
76 CME Group, Inc. 16,595
4 CNA Financial Corp. 169
36 Coinbase Global, Inc., Class A * 4,490
44 Columbia Banking System, Inc. 987
28 Comerica, Inc. 1,266
24 Commerce Bancshares, Inc. 1,214
40 Corebridge Financial, Inc. 841
12 Cullen/Frost Bankers, Inc. 1,179
52 Discover Financial Services 4,836
28 East West Bancorp, Inc. 1,762
4 Euronet Worldwide, Inc. * 349
8 Evercore, Inc., Class A 1,180
8 Everest Group Ltd. 3,284
56 Fidelity National Financial, Inc. 2,511
124 Fidelity National Information
Services, Inc. 7,271
144 Fifth Third Bancorp 4,169
20 First American Financial Corp. 1,192
4 First Citizens BancShares, Inc.,
Class A 5,872
28 First Hawaiian, Inc. 550
116 First Horizon Corp. 1,484
92 Fiserv, Inc. * 12,016
76 FNB Corp. 911
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
60 Franklin Resources, Inc. $ 1,488
56 Global Payments, Inc. 6,521
20 Globe Life, Inc. 2,463
68 Goldman Sachs Group, Inc. (The) 23,225
8 Hanover Insurance Group, Inc. (The) 994
64 Hartford Financial Services Group,
Inc. (The) 5,002
8 Houlihan Lokey, Inc. 862
304 Huntington Bancshares, Inc. 3,423
20 Interactive Brokers Group, Inc.,
Class A 1,557
120 Intercontinental Exchange, Inc. 13,661
76 Invesco Ltd. 1,085
12 Jack Henry & Associates, Inc. 1,904
28 Janus Henderson Group PLC 733
40 Jefferies Financial Group, Inc. 1,418
608 JPMorgan Chase & Co. 94,897
12 Kemper Corp. 531
196 KeyCorp 2,428
104 KKR & Co., Inc. 7,887
24 Lazard Ltd., Class A 720
32 Lincoln National Corp. 761
40 Loews Corp. 2,812
36 M&T Bank Corp. 4,614
4 Markel Group, Inc. * 5,756
20 Marsh & McLennan Cos., Inc. 3,988
136 MetLife, Inc. 8,654
60 MGIC Investment Corp. 1,055
4 Moody's Corp. 1,460
252 Morgan Stanley 19,994
8 MSCI, Inc. 4,167
72 Nasdaq, Inc. 4,021
12 NCR Atleos Corp. * 267
148 New York Community Bancorp, Inc. 1,393
44 Northern Trust Corp. 3,487
152 NU Holdings Ltd., Class A (Brazil)
* 1,237
56 Old Republic International Corp. 1,641
24 OneMain Holdings, Inc. 1,015
24 PayPal Holdings, Inc. * 1,383
16 Pinnacle Financial Partners, Inc. 1,161
84 PNC Financial Services Group, Inc.
(The) 11,253
16 Popular, Inc. (Puerto Rico) 1,181
4 Primerica, Inc. 838
52 Principal Financial Group, Inc. 3,839
32 Progressive Corp. (The) 5,249
20 Prosperity Bancshares, Inc. 1,206
76 Prudential Financial, Inc. 7,431
40 Raymond James Financial, Inc. 4,206
196 Regions Financial Corp. 3,269
12 Reinsurance Group of America, Inc. 1,957
8 RenaissanceRe Holdings Ltd.
(Bermuda) 1,715
100 Rithm Capital Corp. REIT 1,038
8 RLI Corp. 1,085
140 Robinhood Markets, Inc., Class A * 1,232
16 Rocket Cos., Inc., Class A * 149
60 S&P Global, Inc. 24,950
20 SEI Investments Co. 1,173

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
28 SLM Corp. $ 421
192 SoFi Technologies, Inc. * 1,400
60 Starwood Property Trust, Inc. REIT 1,192
68 State Street Corp. 4,952
20 Stifel Financial Corp. 1,220
88 Synchrony Financial 2,848
32 Synovus Financial Corp. 985
48 T. Rowe Price Group, Inc. 4,806
12 TFS Financial Corp. 159
8 TPG, Inc. 280
16 Tradeweb Markets, Inc., Class A 1,550
48 Travelers Cos., Inc. (The) 8,670
280 Truist Financial Corp. 8,999
40 Unum Group 1,720
320 US Bancorp 12,198
12 UWM Holdings Corp. 65
20 Virtu Financial, Inc., Class A 360
20 Voya Financial, Inc. 1,430
44 W R Berkley Corp. 3,192
36 Webster Financial Corp. 1,615
772 Wells Fargo & Co. 34,424
24 Western Alliance Bancorp 1,229
68 Western Union Co. (The) 791
4 WEX, Inc. * 706
20 Willis Towers Watson PLC 4,926
12 Wintrust Financial Corp. 1,028
64 XP, Inc., Class A (Brazil) 1,491
32 Zions Bancorp NA 1,140
878,310
Health Care – 14.8%
340 Abbott Laboratories 35,459
20 Acadia Healthcare Co., Inc. * 1,460
12 Agilent Technologies, Inc. 1,534
8 agilon health, Inc. * 85
4 Alnylam Pharmaceuticals, Inc. * 673
8 Amedisys, Inc. * 749
36 Amgen, Inc. 9,707
140 Avantor, Inc. * 2,965
12 Azenta, Inc. * 676
108 Baxter International, Inc. 3,897
60 Becton Dickinson & Co. 14,171
32 Biogen, Inc. * 7,491
36 BioMarin Pharmaceutical, Inc. * 3,279
4 Bio-Rad Laboratories, Inc., Class
A * 1,220
300 Boston Scientific Corp. * 16,767
440 Bristol-Myers Squibb Co. 21,727
28 Cardinal Health, Inc. 2,998
36 Catalent, Inc. * 1,399
112 Centene Corp. * 8,252
16 Certara, Inc. * 231
12 Charles River Laboratories
International, Inc. * 2,365
56 Cigna Group (The) 14,721
12 Cooper Cos., Inc. (The) 4,043
268 CVS Health Corp. 18,211
140 Danaher Corp. 31,263
44 DENTSPLY SIRONA, Inc. 1,397
16 Doximity, Inc., Class A * 372
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
104 Elanco Animal Health, Inc. * $ 1,225
44 Elevance Health, Inc. 21,098
20 Encompass Health Corp. 1,303
12 Enovis Corp. * 593
36 Envista Holdings Corp. * 817
24 Exact Sciences Corp. * 1,536
16 Exelixis, Inc. * 349
20 Fortrea Holdings, Inc. * 589
76 GE HealthCare Technologies, Inc. 5,203
264 Gilead Sciences, Inc. 20,222
16 Globus Medical, Inc., Class A * 719
36 HCA Healthcare, Inc. 9,017
28 Henry Schein, Inc. * 1,868
52 Hologic, Inc. * 3,708
16 Humana, Inc. 7,758
16 ICON PLC * 4,271
4 ICU Medical, Inc. * 351
24 Illumina, Inc. * 2,447
12 Incyte Corp. * 652
16 Integra LifeSciences Holdings
Corp. * 627
4 Ionis Pharmaceuticals, Inc. * 198
4 IQVIA Holdings, Inc. * 856
8 Jazz Pharmaceuticals PLC * 946
508 Johnson & Johnson 78,567
20 Laboratory Corp. of America
Holdings 4,338
8 Maravai LifeSciences Holdings,
Inc., Class A * 41
16 McKesson Corp. 7,529
280 Medtronic PLC 22,196
436 Merck & Co., Inc. 44,681
8 Mirati Therapeutics, Inc. * 454
68 Moderna, Inc. * 5,284
4 Molina Healthcare, Inc. * 1,462
52 Organon & Co. 589
28 Perrigo Co. PLC 853
1,188 Pfizer, Inc. 36,198
24 Premier, Inc., Class A 494
48 QIAGEN NV * 1,976
24 Quest Diagnostics, Inc. 3,293
12 QuidelOrtho Corp. * 825
32 R1 RCM, Inc. * 339
20 Regeneron Pharmaceuticals, Inc. * 16,476
8 Repligen Corp. * 1,258
28 Revvity, Inc. 2,489
4 Roivant Sciences Ltd. * 38
76 Royalty Pharma PLC, Class A 2,057
8 Sotera Health Co. * 109
20 STERIS PLC 4,019
56 Stryker Corp. 16,594
12 Tandem Diabetes Care, Inc. * 243
36 Teladoc Health, Inc. * 653
8 Teleflex, Inc. 1,805
20 Tenet Healthcare Corp. * 1,380
32 Thermo Fisher Scientific, Inc. 15,864
8 United Therapeutics Corp. * 1,920
32 UnitedHealth Group, Inc. 17,695
12 Universal Health Services, Inc.,
Class B 1,650

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
4 Vertex Pharmaceuticals, Inc. * $ 1,419
252 Viatris, Inc. 2,313
44 Zimmer Biomet Holdings, Inc. 5,118
595,684
Industrials – 13.7%
116 3M Co. 11,492
24 A O Smith Corp. 1,809
8 Acuity Brands, Inc. 1,434
28 AECOM 2,488
12 AGCO Corp. 1,362
20 Air Lease Corp. 776
28 Alaska Air Group, Inc. * 1,059
16 Allison Transmission Holdings, Inc. 856
84 American Airlines Group, Inc. * 1,044
48 AMETEK, Inc. 7,451
8 Armstrong World Industries, Inc. 678
12 Automatic Data Processing, Inc. 2,759
4 Avis Budget Group, Inc. * 731
28 AZEK Co., Inc. (The) * 966
100 Boeing Co. (The) * 23,163
4 Broadridge Financial Solutions, Inc. 775
28 Builders FirstSource, Inc. * 3,755
16 BWX Technologies, Inc. 1,249
4 C.H. Robinson Worldwide, Inc. 328
4 CACI International, Inc., Class A * 1,284
12 Carlisle Cos., Inc. 3,365
176 Carrier Global Corp. 9,145
28 Caterpillar, Inc. 7,020
28 Ceridian HCM Holding, Inc. * 1,929
4 Cintas Corp. 2,213
100 Clarivate PLC * 776
12 Clean Harbors, Inc. * 1,940
204 CNH Industrial NV (United
Kingdom) 2,191
8 Concentrix Corp. 752
28 Core & Main, Inc., Class A * 981
12 Crane Co. 1,268
376 CSX Corp. 12,145
28 Cummins, Inc. 6,276
8 Curtiss-Wright Corp. 1,711
4 Deere & Co. 1,458
128 Delta Air Lines, Inc. 4,727
16 Donaldson Co., Inc. 973
28 Dover Corp. 3,952
12 Driven Brands Holdings, Inc. * 158
56 Dun & Bradstreet Holdings, Inc. 593
84 Eaton Corp. PLC 19,126
8 EMCOR Group, Inc. 1,700
120 Emerson Electric Co. 10,668
8 Equifax, Inc. 1,742
12 Esab Corp. 926
28 Expeditors International of
Washington, Inc. 3,370
32 Fastenal Co. 1,919
48 FedEx Corp. 12,424
40 Ferguson PLC 6,854
28 Flowserve Corp. 1,071
76 Fortive Corp. 5,242
28 Fortune Brands Innovations, Inc. 1,916
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
4 FTI Consulting, Inc. * $ 882
24 Gates Industrial Corp. PLC * 294
12 Generac Holdings, Inc. * 1,405
52 General Dynamics Corp. 12,842
228 General Electric Co. 27,770
28 Genpact Ltd. 951
20 Graco, Inc. 1,616
24 GXO Logistics, Inc. * 1,350
28 Hayward Holdings, Inc. * 330
28 Hertz Global Holdings, Inc. * 234
16 Hexcel Corp. 1,109
120 Honeywell International, Inc. 23,510
80 Howmet Aerospace, Inc. 4,208
8 Hubbell, Inc. 2,400
8 Huntington Ingalls Industries, Inc. 1,896
16 IDEX Corp. 3,227
12 Illinois Tool Works, Inc. 2,907
84 Ingersoll Rand, Inc. 6,000
16 ITT, Inc. 1,732
12 J.B. Hunt Transport Services, Inc. 2,223
28 Jacobs Solutions, Inc. 3,561
144 Johnson Controls International PLC 7,603
20 KBR, Inc. 1,033
12 Kirby Corp. * 921
32 Knight-Swift Transportation
Holdings, Inc. 1,721
40 L3Harris Technologies, Inc. 7,632
28 Leidos Holdings, Inc. 3,005
8 Lennox International, Inc. 3,253
12 ManpowerGroup, Inc. 891
48 Masco Corp. 2,906
12 MasTec, Inc. * 728
44 MDU Resources Group, Inc. 842
12 Mercury Systems, Inc. * 412
12 Middleby Corp. (The) * 1,515
8 MSA Safety, Inc. 1,393
8 MSC Industrial Direct Co., Inc.,
Class A 779
12 Nordson Corp. 2,824
48 Norfolk Southern Corp. 10,472
28 Northrop Grumman Corp. 13,305
36 nVent Electric PLC 1,917
12 Oshkosh Corp. 1,168
80 Otis Worldwide Corp. 6,863
20 Owens Corning 2,712
108 PACCAR, Inc. 9,917
28 Parker-Hannifin Corp. 12,129
8 Paycor HCM, Inc. * 170
36 Pentair PLC 2,323
112 Plug Power, Inc. * 453
24 Quanta Services, Inc. 4,519
8 RB Global, Inc. (Canada) 509
4 RBC Bearings, Inc. * 1,031
12 Regal Rexnord Corp. 1,438
44 Republic Services, Inc. 7,121
24 Robert Half, Inc. 1,968
308 RTX Corp. 25,096
8 Ryder System, Inc. 857
4 Saia, Inc. * 1,562
12 Schneider National, Inc., Class B 276

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
12 Science Applications International
Corp. $ 1,409
32 Sensata Technologies Holding PLC 1,040
8 SiteOne Landscape Supply, Inc. * 1,127
12 Snap-on, Inc. 3,296
124 Southwest Airlines Co. 3,171
20 Spirit AeroSystems Holdings, Inc.,
Class A * 550
44 SS&C Technologies Holdings, Inc. 2,475
32 Stanley Black & Decker, Inc. 2,909
20 Stericycle, Inc. * 939
44 Sunrun, Inc. * 568
8 Tetra Tech, Inc. 1,265
40 Textron, Inc. 3,066
12 Timken Co. (The) 869
32 Trane Technologies PLC 7,213
8 TransDigm Group, Inc. 7,703
40 TransUnion 2,349
12 U-Haul Holding Co. 650
72 Union Pacific Corp. 16,219
68 United Airlines Holdings, Inc. * 2,679
112 United Parcel Service, Inc., Class B 16,980
12 United Rentals, Inc. 5,712
4 Valmont Industries, Inc. 878
48 Veralto Corp. * 3,708
68 Vertiv Holdings Co., Class A * 2,969
24 Vestis Corp. * 439
8 Waste Management, Inc. 1,368
4 Watsco, Inc. 1,529
8 WESCO International, Inc. 1,247
36 Westinghouse Air Brake
Technologies Corp. 4,196
32 WillScot Mobile Mini Holdings
Corp. * 1,335
12 Woodward, Inc. 1,622
24 XPO, Inc. * 2,071
44 Xylem, Inc. 4,626
547,878
Information Technology – 9.2%
144 Advanced Micro Devices, Inc. * 17,447
32 Akamai Technologies, Inc. * 3,697
24 Amdocs Ltd. 2,010
60 Amphenol Corp., Class A 5,459
108 Analog Devices, Inc. 19,805
4 ANSYS, Inc. * 1,173
28 Applied Materials, Inc. 4,194
32 AppLovin Corp., Class A * 1,199
12 Arrow Electronics, Inc. * 1,423
4 Aspen Technology, Inc. * 753
20 Avnet, Inc. 935
4 Bentley Systems, Inc., Class B 208
20 BILL Holdings, Inc. * 1,309
44 CCC Intelligent Solutions Holdings,
Inc. * 514
32 Ciena Corp. * 1,467
12 Cirrus Logic, Inc. * 911
860 Cisco Systems, Inc. 41,607
36 Cognex Corp. 1,357
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
108 Cognizant Technology Solutions
Corp., Class A $ 7,601
24 Coherent Corp. * 883
160 Corning, Inc. 4,558
12 Crane NXT Co. 618
12 Dolby Laboratories, Inc., Class A 1,034
8 Dropbox, Inc., Class A * 225
44 DXC Technology Co. * 1,018
28 Entegris, Inc. 2,923
12 F5, Inc. * 2,054
24 First Solar, Inc. * 3,787
100 Gen Digital, Inc. 2,208
16 GLOBALFOUNDRIES, Inc. * 859
12 GoDaddy, Inc., Class A * 1,201
16 Guidewire Software, Inc. * 1,599
8 HashiCorp, Inc., Class A * 171
272 Hewlett Packard Enterprise Co. 4,600
144 HP, Inc. 4,225
8 Informatica, Inc., Class A * 201
876 Intel Corp. 39,157
192 International Business Machines
Corp. 30,444
8 IPG Photonics Corp. * 766
8 Jabil, Inc. 923
68 Juniper Networks, Inc. 1,935
28 Keysight Technologies, Inc. * 3,805
48 Kyndryl Holdings, Inc. * 865
4 Littelfuse, Inc. 931
16 Lumentum Holdings, Inc. * 685
180 Marvell Technology, Inc. 10,031
32 Microchip Technology, Inc. 2,670
228 Micron Technology, Inc. 17,355
12 MKS Instruments, Inc. 991
4 Motorola Solutions, Inc. 1,292
12 nCino, Inc. * 332
28 NCR Voyix Corp. * 439
28 NetApp, Inc. 2,559
36 Nutanix, Inc., Class A * 1,551
28 Okta, Inc. * 1,877
92 ON Semiconductor Corp. * 6,562
188 Oracle Corp. 21,848
12 PTC, Inc. * 1,888
12 Pure Storage, Inc., Class A * 400
20 Qorvo, Inc. * 1,930
32 QUALCOMM, Inc. 4,130
24 Roper Technologies, Inc. 12,918
48 Salesforce, Inc. * 12,091
40 SentinelOne, Inc., Class A * 764
32 Skyworks Solutions, Inc. 3,102
8 TD SYNNEX Corp. 789
8 Teledyne Technologies, Inc. * 3,224
4 Teradyne, Inc. 369
112 Texas Instruments, Inc. 17,104
52 Trimble, Inc. * 2,413
28 Twilio, Inc., Class A * 1,811
4 Tyler Technologies, Inc. * 1,635
20 UiPath, Inc., Class A * 395
36 Unity Software, Inc. * 1,062
4 Universal Display Corp. 677
16 VeriSign, Inc. * 3,395

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
24 Viasat, Inc. * $ 491
20 Vontier Corp. 675
68 Western Digital Corp. * 3,285
28 Wolfspeed, Inc. * 1,032
8 Zebra Technologies Corp., Class A * 1,896
52 Zoom Video Communications, Inc.,
Class A * 3,527
373,254
Materials – 4.8%
48 Air Products and Chemicals, Inc. 12,986
24 Albemarle Corp. 2,910
36 Alcoa Corp. 967
312 Amcor PLC 2,958
12 AptarGroup, Inc. 1,523
4 Ardagh Metal Packaging SA 16
8 Ashland, Inc. 639
12 Avery Dennison Corp. 2,334
40 Axalta Coating Systems Ltd. * 1,259
64 Ball Corp. 3,539
24 Berry Global Group, Inc. 1,587
20 Celanese Corp. 2,773
40 CF Industries Holdings, Inc. 3,006
32 Chemours Co. (The) 878
108 Cleveland-Cliffs, Inc. * 1,853
148 Corteva, Inc. 6,690
24 Crown Holdings, Inc. 2,064
148 Dow, Inc. 7,659
96 DuPont de Nemours, Inc. 6,868
4 Eagle Materials, Inc. 724
24 Eastman Chemical Co. 2,012
12 Ecolab, Inc. 2,301
48 Element Solutions, Inc. 1,006
24 FMC Corp. 1,288
300 Freeport-McMoRan, Inc. 11,196
292 Ginkgo Bioworks Holdings, Inc. * 377
28 Graphic Packaging Holding Co. 635
36 Huntsman Corp. 886
52 International Flavors & Fragrances,
Inc. 3,920
72 International Paper Co. 2,660
92 Linde PLC 38,067
12 Louisiana-Pacific Corp. 732
56 LyondellBasell Industries NV, Class
A 5,326
12 Martin Marietta Materials, Inc. 5,575
68 Mosaic Co. (The) 2,440
20 MP Materials Corp. * 317
244 Newmont Corp. 9,806
52 Nucor Corp. 8,838
28 Olin Corp. 1,320
20 Packaging Corp. of America 3,360
36 PPG Industries, Inc. 5,112
12 Reliance Steel & Aluminum Co. 3,303
12 Royal Gold, Inc. 1,462
20 RPM International, Inc. 2,059
12 Sealed Air Corp. 401
8 Sherwin-Williams Co. (The) 2,230
16 Silgan Holdings, Inc. 667
20 Sonoco Products Co. 1,103
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
44 SSR Mining, Inc. (Canada) $ 519
32 Steel Dynamics, Inc. 3,812
48 United States Steel Corp. 1,723
20 Vulcan Materials Co. 4,271
8 Westlake Corp. 1,027
52 Westrock Co. 2,141
195,125
Real Estate – 4.7%
20 Agree Realty Corp. REIT 1,184
36 Alexandria Real Estate Equities,
Inc. REIT 3,938
68 American Homes 4 Rent, Class A
REIT 2,466
56 Americold Realty Trust, Inc. REIT 1,581
32 Apartment Income REIT Corp.
REIT 996
28 AvalonBay Communities, Inc. REIT 4,842
32 Boston Properties, Inc. REIT 1,822
64 Brixmor Property Group, Inc. REIT 1,377
20 Camden Property Trust REIT 1,805
64 CBRE Group, Inc., Class A * 5,053
48 CoStar Group, Inc. * 3,986
32 Cousins Properties, Inc. REIT 657
80 Crown Castle, Inc. REIT 9,382
48 CubeSmart REIT 1,908
64 Digital Realty Trust, Inc. REIT 8,882
8 EastGroup Properties, Inc. REIT 1,390
16 EPR Properties REIT 714
8 Equinix, Inc. REIT 6,520
24 Equity LifeStyle Properties, Inc.
REIT 1,706
80 Equity Residential REIT 4,547
12 Essex Property Trust, Inc. REIT 2,562
44 Extra Space Storage, Inc. REIT 5,728
16 Federal Realty Investment Trust
REIT 1,529
28 First Industrial Realty Trust, Inc.
REIT 1,317
52 Gaming and Leisure Properties, Inc.
REIT 2,430
80 Healthcare Realty Trust, Inc. REIT 1,222
116 Healthpeak Properties, Inc. REIT 2,009
20 Highwoods Properties, Inc. REIT 379
148 Host Hotels & Resorts, Inc. REIT 2,586
8 Howard Hughes Holdings, Inc. * 588
128 Invitation Homes, Inc. REIT 4,270
32 Iron Mountain, Inc. REIT 2,053
8 Jones Lang LaSalle, Inc. * 1,244
24 Kilroy Realty Corp. REIT 792
128 Kimco Realty Corp. REIT 2,473
4 Lamar Advertising Co., Class A
REIT 405
124 Medical Properties Trust, Inc. REIT 601
24 Mid-America Apartment
Communities, Inc. REIT 2,988
16 National Storage Affiliates Trust
REIT 531
4 NET Lease Office Properties REIT
* 65

GOLDMAN SACHS MARKETBETA
®
 RUSSELL 1000 VALUE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
40 NNN REIT, Inc. REIT $ 1,625
48 Omega Healthcare Investors, Inc.
REIT 1,524
44 Park Hotels & Resorts, Inc. REIT 653
192 Prologis, Inc. REIT 22,067
12 Public Storage REIT 3,105
32 Rayonier, Inc. REIT 982
140 Realty Income Corp. REIT 7,554
36 Regency Centers Corp. REIT 2,260
44 Rexford Industrial Realty, Inc. REIT 2,166
20 SBA Communications Corp. REIT 4,939
52 Simon Property Group, Inc. REIT 6,494
28 Spirit Realty Capital, Inc. REIT 1,156
36 STAG Industrial, Inc. REIT 1,291
20 Sun Communities, Inc. REIT 2,587
64 UDR, Inc. REIT 2,138
84 Ventas, Inc. REIT 3,851
212 VICI Properties, Inc. REIT 6,337
36 Vornado Realty Trust REIT 847
44 W.P. Carey, Inc. REIT 2,739
108 Welltower, Inc. REIT 9,623
152 Weyerhaeuser Co. REIT 4,765
12 Zillow Group, Inc., Class A * 473
32 Zillow Group, Inc., Class C * 1,310
191,014
Utilities – 5.0%
56 AES Corp. (The) 964
52 Alliant Energy Corp. 2,630
56 Ameren Corp. 4,345
108 American Electric Power Co., Inc. 8,591
40 American Water Works Co., Inc. 5,274
32 Atmos Energy Corp. 3,642
16 Avangrid, Inc. 494
28 Brookfield Renewable Corp., Class
A 743
132 CenterPoint Energy, Inc. 3,732
8 Clearway Energy, Inc., Class A 189
16 Clearway Energy, Inc., Class C 400
60 CMS Energy Corp. 3,406
72 Consolidated Edison, Inc. 6,488
68 Constellation Energy Corp. 8,231
176 Dominion Energy, Inc. 7,980
44 DTE Energy Co. 4,581
160 Duke Energy Corp. 14,765
80 Edison International 5,359
44 Entergy Corp. 4,462
52 Essential Utilities, Inc. 1,852
48 Evergy, Inc. 2,450
72 Eversource Energy 4,277
208 Exelon Corp. 8,010
116 FirstEnergy Corp. 4,285
24 Hawaiian Electric Industries, Inc. 292
12 IDACORP, Inc. 1,158
20 National Fuel Gas Co. 1,016
424 NextEra Energy, Inc. 24,808
88 NiSource, Inc. 2,256
48 NRG Energy, Inc. 2,296
40 OGE Energy Corp. 1,402
420 PG&E Corp. * 7,211
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
24 Pinnacle West Capital Corp. $ 1,799
156 PPL Corp. 4,075
104 Public Service Enterprise Group,
Inc. 6,493
132 Sempra 9,619
228 Southern Co. (The) 16,183
44 UGI Corp. 967
56 Vistra Corp. 1,983
68 WEC Energy Group, Inc. 5,686
116 Xcel Energy, Inc. 7,057
201,451
TOTAL INVESTMENTS – 99.9%
(Cost $3,985,730)
$ 4,029,939
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
2,555
NET ASSETS – 100.0%
$ 4,032,494
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.6%
Communication Services – 8.8%
254,840 Alphabet, Inc., Class A* $ 33,773,945
221,388 Alphabet, Inc., Class C* 29,648,281
306,553 AT&T, Inc. 5,079,583
4,258 Charter Communications, Inc.,
Class A* 1,703,753
174,889 Comcast Corp., Class A 7,326,100
11,599 Electronic Arts, Inc. 1,600,778
10,653 Fox Corp., Class A 314,689
5,656 Fox Corp., Class B 156,445
633 Liberty Broadband Corp., Class
A* 52,501
4,849 Liberty Broadband Corp., Class
C* 403,049
6,290 Live Nation Entertainment, Inc.* 529,744
11,966 Match Group, Inc.* 387,459
94,451 Meta Platforms, Inc., Class A* 30,899,645
18,577 Netflix, Inc.* 8,804,941
8,403 Omnicom Group, Inc. 677,534
24,843 Pinterest, Inc., Class A* 846,401
19,942 ROBLOX Corp., Class A* 783,920
27,341 Sirius XM Holdings, Inc.
(a)
127,956
43,526 Snap, Inc., Class A* 601,965
5,773 Spotify Technology SA* 1,068,640
7,224 Take-Two Interactive Software,
Inc.* 1,142,837
22,203 T-Mobile US, Inc. 3,340,441
18,916 Trade Desk, Inc. (The), Class A* 1,332,821
180,354 Verizon Communications, Inc. 6,912,969
78,389 Walt Disney Co. (The)* 7,265,876
95,117 Warner Bros Discovery, Inc.* 993,973
5,289 Warner Music Group Corp.,
Class A 175,119
145,951,365
Consumer Discretionary – 10.6%
17,955 Airbnb, Inc., Class A* 2,268,435
386,044 Amazon.com, Inc.* 56,397,168
12,071 Aptiv PLC* 999,962
730 AutoZone, Inc.* 1,905,249
8,352 Best Buy Co., Inc. 592,491
1,531 Booking Holdings, Inc.* 4,785,447
6,772 CarMax, Inc.* 433,002
42,407 Carnival Corp.* 638,649
1,153 Chipotle Mexican Grill, Inc.* 2,539,194
46,420 Coupang, Inc. (South Korea)* 709,298
13,141 D.R. Horton, Inc. 1,677,711
5,191 Darden Restaurants, Inc. 812,236
1,521 Domino's Pizza, Inc. 597,586
11,146 DoorDash, Inc., Class A* 1,047,501
22,900 eBay, Inc. 939,129
6,131 Expedia Group, Inc.* 834,920
168,326 Ford Motor Co. 1,727,025
6,438 Garmin Ltd. 786,981
59,355 General Motors Co. 1,875,618
5,846 Genuine Parts Co. 776,232
11,124 Hilton Worldwide Holdings, Inc. 1,863,493
43,079 Home Depot, Inc. (The) 13,504,836
13,972 Las Vegas Sands Corp. 644,389
10,563 Lennar Corp., Class A 1,351,219
466 Lennar Corp., Class B 53,469
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
10,905 LKQ Corp. $ 485,600
25,115 Lowe’s Cos., Inc. 4,993,615
35,911 Lucid Group, Inc.*
(a)
151,544
4,737 Lululemon Athletica, Inc.* 2,116,492
11,150 Marriott International, Inc.,
Class A 2,260,105
31,230 McDonald's Corp. 8,801,863
1,948 MercadoLibre, Inc. (Brazil)* 3,156,656
11,935 MGM Resorts International 470,716
3,626 Mobileye Global, Inc., Class A
(Israel)* 148,847
52,260 NIKE, Inc., Class B 5,762,710
107 NVR, Inc.* 658,627
2,588 O'Reilly Automotive, Inc.* 2,542,399
9,367 PulteGroup, Inc. 828,230
28,344 Rivian Automotive, Inc., Class
A* 475,045
14,276 Ross Stores, Inc. 1,861,305
9,428 Royal Caribbean Cruises Ltd.* 1,013,133
48,258 Starbucks Corp. 4,792,019
117,867 Tesla, Inc.* 28,297,509
49,126 TJX Cos., Inc. (The) 4,328,492
4,707 Tractor Supply Co. 955,568
2,104 Ulta Beauty, Inc.* 896,283
17,308 Yum China Holdings, Inc.
(China) 747,359
11,993 Yum! Brands, Inc. 1,505,721
177,011,078
Consumer Staples – 6.3%
76,491 Altria Group, Inc. 3,215,682
22,908 Archer-Daniels-Midland Co. 1,689,007
2,098 Brown-Forman Corp., Class A 126,363
13,084 Brown-Forman Corp., Class B 768,554
8,282 Campbell Soup Co. 332,771
10,450 Church & Dwight Co., Inc. 1,009,783
5,253 Clorox Co. (The) 753,018
166,868 Coca-Cola Co. (The) 9,751,766
35,608 Colgate-Palmolive Co. 2,804,842
20,341 Conagra Brands, Inc. 575,447
6,762 Constellation Brands, Inc., Class
A 1,626,193
18,966 Costco Wholesale Corp. 11,241,907
9,367 Dollar General Corp. 1,228,201
8,901 Dollar Tree, Inc.* 1,100,075
9,138 Estee Lauder Cos., Inc. (The),
Class A 1,166,831
25,077 General Mills, Inc. 1,596,402
6,281 Hershey Co. (The) 1,180,325
12,278 Hormel Foods Corp. 375,584
4,224 J M Smucker Co. (The) 463,499
10,962 Kellanova 575,943
74,310 Kenvue, Inc. 1,518,896
38,708 Keurig Dr Pepper, Inc. 1,222,012
14,390 Kimberly-Clark Corp. 1,780,475
33,618 Kraft Heinz Co. (The) 1,180,328
30,279 Kroger Co. (The) 1,340,451
10,638 McCormick & Co., Inc. 689,662
7,408 Molson Coors Beverage Co.,
Class B 455,888

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
58,284 Mondelez International, Inc.,
Class A $ 4,141,661
21,607 Monster Beverage Corp.* 1,191,626
59,030 PepsiCo, Inc. 9,934,159
66,472 Philip Morris International, Inc. 6,205,826
101,019 Procter & Gamble Co. (The) 15,508,437
21,619 Sysco Corp. 1,560,243
19,809 Target Corp. 2,650,642
12,039 Tyson Foods, Inc., Class A 563,907
30,442 Walgreens Boots Alliance, Inc. 607,013
60,917 Walmart, Inc. 9,484,168
101,617,587
Energy – 4.0%
43,137 Baker Hughes Co. 1,455,874
10,348 Cheniere Energy, Inc. 1,884,888
74,537 Chevron Corp. 10,703,513
51,909 ConocoPhillips 5,999,123
31,985 Coterra Energy, Inc. 839,606
27,326 Devon Energy Corp. 1,228,850
7,311 Diamondback Energy, Inc. 1,128,892
25,067 EOG Resources, Inc. 3,084,996
173,395 Exxon Mobil Corp. 17,814,602
38,442 Halliburton Co. 1,423,507
11,921 Hess Corp. 1,675,616
83,818 Kinder Morgan, Inc. 1,472,682
17,179 Marathon Petroleum Corp. 2,562,935
29,946 Occidental Petroleum Corp. 1,771,306
24,883 ONEOK, Inc. 1,713,195
19,045 Phillips 66 2,454,710
9,983 Pioneer Natural Resources Co. 2,312,462
61,034 Schlumberger NV 3,176,210
15,114 Valero Energy Corp. 1,894,691
51,985 Williams Cos., Inc. (The) 1,912,528
66,510,186
Financials – 12.6%
23,031 Aflac, Inc. 1,904,894
11,189 Allstate Corp. (The) 1,542,627
25,337 American Express Co. 4,326,800
30,497 American International Group,
Inc. 2,007,008
4,360 Ameriprise Financial, Inc. 1,541,304
8,600 Aon PLC, Class A 2,825,014
17,367 Apollo Global Management, Inc. 1,597,764
15,212 Arch Capital Group Ltd.* 1,273,092
6,332 Ares Management Corp., Class A 710,767
9,062 Arthur J Gallagher & Co. 2,256,438
297,206 Bank of America Corp. 9,061,811
32,282 Bank of New York Mellon Corp.
(The) 1,559,866
55,380 Berkshire Hathaway, Inc., Class
B* 19,936,800
6,348 BlackRock, Inc. 4,768,808
30,096 Blackstone, Inc. 3,381,888
23,488 Block, Inc.* 1,489,844
16,148 Capital One Financial Corp. 1,803,086
4,549 Cboe Global Markets, Inc. 828,782
59,248 Charles Schwab Corp. (The) 3,633,087
17,735 Chubb Ltd. 4,068,941
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,597 Cincinnati Financial Corp. $ 678,106
81,098 Citigroup, Inc. 3,738,618
20,575 Citizens Financial Group, Inc. 561,080
15,360 CME Group, Inc. 3,354,010
6,700 Coinbase Global, Inc., Class A* 835,624
10,653 Discover Financial Services 990,729
1,453 Everest Group Ltd. 596,529
11,051 Fidelity National Financial, Inc. 495,527
23,398 Fidelity National Information
Services, Inc. 1,372,059
28,901 Fifth Third Bancorp 836,684
25,975 Fiserv, Inc.* 3,392,595
3,089 FleetCor Technologies, Inc.* 742,904
12,112 Franklin Resources, Inc. 300,378
11,117 Global Payments, Inc. 1,294,463
4,051 Globe Life, Inc. 498,800
14,199 Goldman Sachs Group, Inc.
(The) 4,849,526
13,083 Hartford Financial Services
Group, Inc. (The) 1,022,567
61,347 Huntington Bancshares, Inc. 690,767
4,329 Interactive Brokers Group, Inc.,
Class A 336,969
23,752 Intercontinental Exchange, Inc. 2,703,928
124,343 JPMorgan Chase & Co. 19,407,455
39,600 KeyCorp 490,644
27,746 KKR & Co., Inc. 2,104,257
7,873 Loews Corp. 553,393
7,125 M&T Bank Corp. 913,211
558 Markel Group, Inc.* 803,012
21,155 Marsh & McLennan Cos., Inc. 4,218,730
35,929 Mastercard, Inc., Class A 14,868,498
27,022 MetLife, Inc. 1,719,410
6,789 Moody's Corp. 2,477,713
55,295 Morgan Stanley 4,387,105
3,298 MSCI, Inc. 1,717,763
14,630 Nasdaq, Inc. 816,939
8,892 Northern Trust Corp. 704,691
47,011 PayPal Holdings, Inc.* 2,708,304
17,028 PNC Financial Services Group,
Inc. (The) 2,281,071
10,426 Principal Financial Group, Inc. 769,752
25,081 Progressive Corp. (The) 4,114,036
15,679 Prudential Financial, Inc. 1,533,093
8,051 Raymond James Financial, Inc. 846,563
39,883 Regions Financial Corp. 665,248
4,385 Rocket Cos., Inc., Class A* 40,956
13,734 S&P Global, Inc. 5,711,009
13,633 State Street Corp. 992,755
17,839 Synchrony Financial 577,270
9,433 T. Rowe Price Group, Inc. 944,526
9,893 Travelers Cos., Inc. (The) 1,786,874
56,962 Truist Financial Corp. 1,830,759
63,473 US Bancorp 2,419,591
69,408 Visa, Inc., Class A 17,815,645
8,535 W R Berkley Corp. 619,214
155,940 Wells Fargo & Co. 6,953,365
4,574 Willis Towers Watson PLC 1,126,576
208,729,912

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – 12.7%
74,223 Abbott Laboratories $ 7,740,717
75,663 AbbVie, Inc. 10,773,655
12,610 Agilent Technologies, Inc. 1,611,558
3,087 Align Technology, Inc.* 660,001
5,270 Alnylam Pharmaceuticals, Inc.* 886,677
22,803 Amgen, Inc. 6,148,601
27,824 Avantor, Inc.* 589,312
21,552 Baxter International, Inc. 777,596
12,476 Becton Dickinson & Co. 2,946,582
6,203 Biogen, Inc.* 1,451,998
7,872 BioMarin Pharmaceutical, Inc.* 716,982
62,574 Boston Scientific Corp.* 3,497,261
90,050 Bristol-Myers Squibb Co. 4,446,669
10,706 Cardinal Health, Inc. 1,146,398
7,251 Cencora, Inc. 1,474,636
23,524 Centene Corp.* 1,733,248
12,613 Cigna Group (The) 3,315,705
2,101 Cooper Cos., Inc. (The) 707,869
54,891 CVS Health Corp. 3,729,843
28,296 Danaher Corp. 6,318,780
16,601 Dexcom, Inc.* 1,917,748
25,771 Edwards Lifesciences Corp.* 1,744,954
10,112 Elevance Health, Inc. 4,848,603
36,273 Eli Lilly & Co. 21,438,794
15,553 GE HealthCare Technologies,
Inc. 1,064,758
53,470 Gilead Sciences, Inc. 4,095,802
8,871 HCA Healthcare, Inc. 2,222,008
5,613 Henry Schein, Inc.* 374,555
10,481 Hologic, Inc.* 747,295
5,332 Humana, Inc. 2,585,274
3,557 IDEXX Laboratories, Inc.* 1,656,922
6,779 Illumina, Inc.* 691,119
7,926 Incyte Corp.* 430,699
14,901 Intuitive Surgical, Inc.* 4,631,827
7,797 IQVIA Holdings, Inc.* 1,669,338
103,252 Johnson & Johnson 15,968,954
3,735 Laboratory Corp. of America
Holdings 810,159
5,805 McKesson Corp. 2,731,601
57,021 Medtronic PLC 4,520,055
108,815 Merck & Co., Inc. 11,151,361
953 Mettler-Toledo International,
Inc.* 1,040,609
14,159 Moderna, Inc.* 1,100,154
242,146 Pfizer, Inc. 7,378,189
4,730 Quest Diagnostics, Inc. 649,098
4,394 Regeneron Pharmaceuticals,
Inc.* 3,619,821
6,241 ResMed, Inc. 984,393
15,837 Royalty Pharma PLC, Class A 428,708
5,899 Seagen, Inc.* 1,257,726
4,219 STERIS PLC 847,766
13,589 Stryker Corp. 4,026,828
16,487 Thermo Fisher Scientific, Inc. 8,173,595
39,825 UnitedHealth Group, Inc. 22,022,030
6,219 Veeva Systems, Inc., Class A* 1,084,034
11,040 Vertex Pharmaceuticals, Inc.* 3,917,102
50,999 Viatris, Inc. 468,171
2,541 Waters Corp.* 713,030
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,150 West Pharmaceutical Services,
Inc. $ 1,104,894
8,954 Zimmer Biomet Holdings, Inc. 1,041,440
19,846 Zoetis, Inc. 3,506,193
209,339,695
Industrials – 8.3%
23,610 3M Co. 2,339,043
5,257 A O Smith Corp. 396,168
9,874 AMETEK, Inc. 1,532,741
17,753 Automatic Data Processing, Inc. 4,081,770
23,869 Boeing Co. (The)* 5,528,776
5,025 Broadridge Financial Solutions,
Inc. 973,946
4,825 C.H. Robinson Worldwide, Inc. 395,891
35,617 Carrier Global Corp. 1,850,659
22,052 Caterpillar, Inc. 5,528,877
3,704 Cintas Corp. 2,049,238
36,260 Copart, Inc.* 1,820,977
85,821 CSX Corp. 2,772,018
6,119 Cummins, Inc. 1,371,635
11,562 Deere & Co. 4,213,308
27,314 Delta Air Lines, Inc. 1,008,706
5,879 Dover Corp. 829,880
16,975 Eaton Corp. PLC 3,865,038
24,396 Emerson Electric Co. 2,168,804
5,235 Equifax, Inc. 1,139,712
6,310 Expeditors International of
Washington, Inc. 759,345
24,281 Fastenal Co. 1,456,132
9,908 FedEx Corp. 2,564,488
8,321 Ferguson PLC 1,425,720
15,136 Fortive Corp. 1,044,081
9,640 General Dynamics Corp. 2,380,791
46,375 General Electric Co. 5,648,475
28,518 Honeywell International, Inc. 5,587,247
13,032 Illinois Tool Works, Inc. 3,156,481
17,301 Ingersoll Rand, Inc. 1,235,810
3,551 J.B. Hunt Transport Services, Inc. 657,894
29,058 Johnson Controls International
PLC 1,534,262
8,060 L3Harris Technologies, Inc. 1,537,929
5,804 Leidos Holdings, Inc. 622,885
10,893 Lockheed Martin Corp. 4,877,559
9,542 Masco Corp. 577,768
9,797 Norfolk Southern Corp. 2,137,314
6,469 Northrop Grumman Corp. 3,073,810
4,113 Old Dominion Freight Line, Inc. 1,600,204
17,778 Otis Worldwide Corp. 1,525,175
22,046 PACCAR, Inc. 2,024,264
5,435 Parker-Hannifin Corp. 2,354,333
13,713 Paychex, Inc. 1,672,575
2,153 Paycom Software, Inc. 391,114
6,161 Quanta Services, Inc. 1,160,178
8,872 Republic Services, Inc. 1,435,845
4,887 Rockwell Automation, Inc. 1,346,075
13,336 Rollins, Inc. 543,309
62,621 RTX Corp. 5,102,359
2,179 Snap-on, Inc. 598,550
25,281 Southwest Airlines Co. 646,435

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
9,393 SS&C Technologies Holdings,
Inc. $ 528,450
6,403 Stanley Black & Decker, Inc. 582,033
8,364 Textron, Inc. 641,184
9,806 Trane Technologies PLC 2,210,370
2,195 TransDigm Group, Inc. 2,113,500
8,299 TransUnion 487,317
83,573 Uber Technologies, Inc.* 4,711,846
26,120 Union Pacific Corp. 5,884,052
13,836 United Airlines Holdings, Inc.* 545,138
31,085 United Parcel Service, Inc.,
Class B 4,712,797
2,979 United Rentals, Inc. 1,418,064
6,214 Verisk Analytics, Inc. 1,500,246
1,708 W.W. Grainger, Inc. 1,342,813
17,381 Waste Management, Inc. 2,971,977
7,550 Westinghouse Air Brake
Technologies Corp. 880,028
10,134 Xylem, Inc. 1,065,387
136,140,796
Information Technology – 29.4%
28,470 Accenture PLC, Class A 9,484,496
19,504 Adobe, Inc.* 11,917,139
68,555 Advanced Micro Devices, Inc.* 8,306,124
6,377 Akamai Technologies, Inc.* 736,735
5,123 Amdocs Ltd. 429,154
25,248 Amphenol Corp., Class A 2,297,316
21,618 Analog Devices, Inc. 3,964,309
3,694 ANSYS, Inc.* 1,083,672
635,313 Apple, Inc. 120,677,704
35,910 Applied Materials, Inc. 5,378,600
10,112 Arista Networks, Inc.* 2,221,708
6,463 Atlassian Corp., Class A* 1,234,110
9,120 Autodesk, Inc.* 1,992,082
17,324 Broadcom, Inc. 16,037,347
11,581 Cadence Design Systems, Inc.* 3,164,740
5,780 CDW Corp. 1,218,886
174,798 Cisco Systems, Inc. 8,456,727
12,021 Cloudflare, Inc., Class A* 927,420
21,667 Cognizant Technology Solutions
Corp., Class A 1,524,923
32,786 Corning, Inc. 934,073
9,369 Crowdstrike Holdings, Inc.,
Class A* 2,220,359
12,244 Datadog, Inc., Class A* 1,427,283
10,553 Dell Technologies, Inc., Class C 800,656
5,696 Enphase Energy, Inc.* 575,410
2,448 EPAM Systems, Inc.* 632,049
1,049 Fair Isaac Corp.* 1,140,892
28,872 Fortinet, Inc.* 1,517,512
3,258 Gartner, Inc.* 1,416,709
26,352 Gen Digital, Inc. 581,852
3,198 GLOBALFOUNDRIES, Inc.* 171,701
55,163 Hewlett Packard Enterprise Co. 932,806
42,039 HP, Inc. 1,233,424
2,041 HubSpot, Inc.* 1,008,111
178,892 Intel Corp. 7,996,472
38,937 International Business Machines
Corp. 6,173,851
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
11,663 Intuit, Inc. $ 6,664,938
7,663 Keysight Technologies, Inc.* 1,041,325
5,856 KLA Corp. 3,189,295
5,752 Lam Research Corp. 4,117,972
36,761 Marvell Technology, Inc. 2,048,691
22,971 Microchip Technology, Inc. 1,916,700
46,800 Micron Technology, Inc. 3,562,416
314,490 Microsoft Corp. 119,163,406
2,959 MongoDB, Inc.* 1,230,175
7,201 Motorola Solutions, Inc. 2,324,987
9,050 NetApp, Inc. 827,080
101,713 NVIDIA Corp. 47,571,170
6,355 Okta, Inc.* 426,103
18,389 ON Semiconductor Corp.* 1,311,687
66,701 Oracle Corp. 7,751,323
78,185 Palantir Technologies, Inc., Class
A* 1,567,609
12,956 Palo Alto Networks, Inc.* 3,823,186
47,759 QUALCOMM, Inc. 6,163,299
4,592 Roper Technologies, Inc. 2,471,644
40,376 Salesforce, Inc.* 10,170,714
8,292 Seagate Technology Holdings
PLC 655,897
8,763 ServiceNow, Inc.* 6,009,140
6,797 Skyworks Solutions, Inc. 658,833
11,708 Snowflake, Inc., Class A* 2,197,357
6,495 Splunk, Inc.* 984,252
6,457 Synopsys, Inc.* 3,507,636
13,529 TE Connectivity Ltd. 1,772,299
6,669 Teradyne, Inc. 615,082
38,800 Texas Instruments, Inc. 5,925,148
10,511 Trimble, Inc.* 487,710
7,416 Twilio, Inc., Class A* 479,667
10,578 Unity Software, Inc.* 312,157
3,804 VeriSign, Inc.* 807,209
13,639 Western Digital Corp.* 658,900
8,799 Workday, Inc., Class A* 2,382,065
2,151 Zebra Technologies Corp., Class
A* 509,744
10,923 Zoom Video Communications,
Inc., Class A* 740,907
3,695 Zscaler, Inc.* 729,873
486,593,948
Materials – 2.3%
9,393 Air Products and Chemicals, Inc. 2,541,276
5,062 Albemarle Corp. 613,869
61,954 Amcor PLC 587,324
13,199 Ball Corp. 729,773
4,667 Celanese Corp. 647,126
30,446 Corteva, Inc. 1,376,159
29,600 CRH PLC 1,857,400
30,355 Dow, Inc. 1,570,871
17,887 DuPont de Nemours, Inc. 1,279,636
10,865 Ecolab, Inc. 2,083,146
61,185 Freeport-McMoRan, Inc. 2,283,424
10,944 International Flavors &
Fragrances, Inc. 824,959
14,767 International Paper Co. 545,493
20,969 Linde PLC 8,676,343

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
10,960 LyondellBasell Industries NV,
Class A $ 1,042,296
2,636 Martin Marietta Materials, Inc. 1,224,659
14,193 Mosaic Co. (The) 509,387
33,798 Newmont Corp. 1,358,342
10,709 Nucor Corp. 1,820,209
3,740 Packaging Corp. of America 628,357
10,012 PPG Industries, Inc. 1,421,604
10,128 Sherwin-Williams Co. (The) 2,823,686
3,657 Southern Copper Corp. (Mexico) 263,048
5,708 Vulcan Materials Co. 1,219,001
37,927,388
Real Estate – 2.3%
7,329 Alexandria Real Estate Equities,
Inc. REIT 801,793
19,976 American Tower Corp. REIT 4,170,589
6,120 AvalonBay Communities, Inc.
REIT 1,058,393
13,163 CBRE Group, Inc., Class A* 1,039,350
17,383 CoStar Group, Inc.* 1,443,484
18,417 Crown Castle, Inc. REIT 2,159,946
13,009 Digital Realty Trust, Inc. REIT 1,805,389
4,039 Equinix, Inc. REIT 3,291,825
15,852 Equity Residential REIT 901,028
2,693 Essex Property Trust, Inc. REIT 574,848
8,958 Extra Space Storage, Inc. REIT 1,166,063
23,235 Healthpeak Properties, Inc. REIT 402,430
30,062 Host Hotels & Resorts, Inc.
REIT 525,183
24,336 Invitation Homes, Inc. REIT 811,849
12,245 Iron Mountain, Inc. REIT 785,517
4,866 Mid-America Apartment
Communities, Inc. REIT 605,720
583 NET Lease Office Properties
REIT* 9,532
39,518 Prologis, Inc. REIT 4,541,804
6,776 Public Storage REIT 1,753,358
30,413 Realty Income Corp. REIT 1,641,085
4,617 SBA Communications Corp.
REIT 1,140,214
13,850 Simon Property Group, Inc.
REIT 1,729,726
13,066 UDR, Inc. REIT 436,404
16,965 Ventas, Inc. REIT 777,676
43,430 VICI Properties, Inc. REIT 1,298,123
8,920 W.P. Carey, Inc. REIT 555,181
22,213 Welltower, Inc. REIT 1,979,178
31,155 Weyerhaeuser Co. REIT 976,709
38,382,397
Utilities – 2.3%
10,637 Alliant Energy Corp. 537,913
11,097 Ameren Corp. 861,016
22,013 American Electric Power Co.,
Inc. 1,751,134
8,346 American Water Works Co., Inc. 1,100,337
6,334 Atmos Energy Corp. 720,872
3,076 Avangrid, Inc. 94,956
26,856 CenterPoint Energy, Inc. 759,219
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
12,472 CMS Energy Corp. $ 707,911
14,785 Consolidated Edison, Inc. 1,332,276
13,866 Constellation Energy Corp. 1,678,341
35,694 Dominion Energy, Inc. 1,618,366
8,815 DTE Energy Co. 917,730
33,054 Duke Energy Corp. 3,050,223
16,317 Edison International 1,093,076
8,973 Entergy Corp. 909,952
9,594 Evergy, Inc. 489,678
14,806 Eversource Energy 879,624
42,597 Exelon Corp. 1,640,410
23,291 FirstEnergy Corp. 860,370
86,761 NextEra Energy, Inc. 5,076,386
17,498 NiSource, Inc. 448,649
105,186 PG&E Corp.* 1,806,044
31,501 PPL Corp. 822,806
21,215 Public Service Enterprise Group,
Inc. 1,324,452
26,961 Sempra 1,964,648
46,698 Southern Co. (The) 3,314,624
13,541 WEC Energy Group, Inc. 1,132,298
23,534 Xcel Energy, Inc. 1,431,809
38,325,120
TOTAL COMMON STOCKS
(Cost $1,478,126,193)
1,646,529,472
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,885,174 5.260% 2,885,174
(Cost $2,885,174)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,481,011,367)
1,649,414,646
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,313,506 5.259% 1,313,506
(Cost $1,313,506)
TOTAL INVESTMENTS – 99.9%
(Cost $1,482,324,873)
$ 1,650,728,152
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,614,349
NET ASSETS – 100.0%
$ 1,652,342,501
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.

GOLDMAN SACHS MARKETBETA
®
U.S. EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 17 12/15/23 $ 3,890,238 $ 7,192

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying
Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
MarketBeta® Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,572,436 $ — $ —
Asia 77,225,874 2,199,827 5,732
Europe 817,730 — —
North America 2,600,397 — —
Oceania 9,347 — —
South America 4,814,845 1,427,674 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Exchange-Traded Fund 273,423 — —
Securities Lending Reinvestment Vehicle 29,482 — —
Total
$ 88,343,534 $ 3,627,501 $ 5,732
€ 1.00 € 1.00 € 1.00
MarketBeta® International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,441,061 $ — $ —
Asia 218,084,717 — —
Europe 382,297,265 2,540,812 —
North America 50,870,158 754,694 —
Oceania 58,747,660 — —
South America 509,246 — —
Investment Company 1,199,197 — —
Securities Lending Reinvestment Vehicle 3,083,718 — —
Total
$ 716,233,022 $ 3,295,506 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 94,211 $ — $ —
€ 1.00 € 1.00 € 1.00
MarketBeta® Russell 1000 Growth Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 7,180 $ — $ —
North America 8,014,281 — —
South America 5,229 — —
Total
$ 8,026,690 $ — $ —
€ 1.00 € 1.00 € 1.00
MarketBeta® Russell 1000 Value Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,097 $ — $ —
North America 4,023,114 — —
South America 2,728 — —
Total
$ 4,029,939 $ — $ —
€ 1.00 € 1.00 € 1.00
MarketBeta® U.S. Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,605,504 $ — $ —
North America 1,641,767,312 — —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.
South America $ 3,156,656 $ — $ —
Investment Company 2,885,174 — —
Securities Lending Reinvestment Vehicle 1,313,506 — —
Total
$ 1,650,728,152 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 7,192 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A
Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders.
In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specificed size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX
Exchange, Inc. and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)